UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                 File No. 033-42133

Pre-Effective Amendment No.

Post-Effective Amendment No. 22

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                        File No. 811-4460

Amendment No. 19

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Name of Depositor)

1000 Chesterbrook Blvd., Berwyn, Pennsylvania 19312
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(302) 452-4000

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Adjustable Variable Life Insurance Policy

FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
ISSUED BY
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
Service Center: 300 Continental Drive, Newark, Delaware 19713
Corporate Headquarters: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312
Telephone: (800) 688-5177

This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). The Policy has an insurance component and an investment component. The primary purpose of the Policy is to provide insurance coverage for the lifetime of the Insured. The Policy gives the policyowner (the "Owner") the right to vary the frequency and amount of premium payments, to choose among investment alternatives with different investment objectives and to increase or decrease the death benefit payable under the Policy.

After certain deductions are made, Net Premiums are allocated to the Nationwide Provident VLI Separate Account 1 (the "Separate Account") or the Guaranteed Account, or both. The Separate Account is divided into sub accounts (the "Sub accounts"), which invest in shares of a designated corresponding investment Portfolio that is part of one of the following mutual fund companies (the "Funds"):

•	AIM Variable Insurance Funds
•	The Alger American Fund
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios, Inc.
•	American Century Variable Portfolios II, Inc.
•	Dreyfus Investment Portfolios
•	Dreyfus Stock Index Fund, Inc.
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Fidelity Variable Insurance Products Fund II
•	Fidelity Variable Insurance Products Fund III
•	Fidelity Variable Insurance Products Fund IV
•	Franklin Templeton Variable Insurance Products Trust
•	Gartmore Variable Insurance Trust
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	Van Eck Worldwide Insurance Trust
•	Van Kampen - The Universal Institutional Funds, Inc.
•	Wells Fargo Variable Trust

The Owner bears the entire investment risk for all amounts allocated to the Separate Account; there is no guaranteed minimum value for the Separate Account.

The accompanying prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios. The Policy Account Value will reflect monthly deductions and certain other fees and charges. Also, a surrender charge may be imposed if, during the first 10 Policy Years or within 10 years after a Face Amount increase, the Policy lapses or the Owner decreases the Face Amount. Generally, during the first two Policy Years, the Policy will remain in force as long as the Minimum Guarantee Premium is paid or there is sufficient value in the Policy to pay certain monthly charges imposed under the Policy. After the second Policy Year, the Policy will only remain in force if there is sufficient value to pay the Monthly Deductions and other charges under the Policy.

The Owner should consider the Policy in conjunction with other insurance he or she owns. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

This prospectus must be accompanied or preceded by current prospectuses for the Funds. Please read this prospectus carefully and retain it for future reference.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy or Policy values. Neither the Federal Deposit Insurance Corporation nor any federal agency insures or guarantees Policy values or an Owner's investment in the Policy.

May 1, 2006

Each Subaccount invests exclusively in one portfolio of a Fund (a "Portfolio"). The following Portfolios are available under the Policy:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products ("VIP") Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Overseas Portfolio: Initial Class R†
Fidelity VIP Fund II
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
Fidelity VIP Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity VIP Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	VIP Natural Resources Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 1
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Gartmore Variable Insurance Trust ("GVIT")
•	Federated GVIT High Income Bond Fund: Class III†*
•	Gartmore GVIT Emerging Markets Fund: Class III†
•	Gartmore GVIT Global Health Sciences Fund: Class III†
•	Gartmore GVIT Global Technology and Communications Fund: Class III†
•	Gartmore GVIT Government Bond Fund: Class IV
•	Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class IV
•	Gartmore GVIT Money Market Fund: Class IV
•	Gartmore GVIT Nationwide® Fund: Class IV
•	Gartmore GVIT U.S. Growth Leaders Fund: Class I
•	GVIT International Value Fund: Class III† (formerly, Dreyfus GVIT International Value Fund: Class III)
•	GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus GVIT Mid Cap Index Fund: Class I)
•	GVIT Small Cap Growth Fund: Class I
•	GVIT Small Cap Value Fund: Class IV
•	GVIT Small Company Fund: Class IV
•	Van Kampen GVIT Comstock Value Fund: Class IV *
•	Van Kampen GVIT Multi Sector Bond Fund: Class I*
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Neuberger Berman Advisers Management Trust ("AMT")
•	AMT Fasciano Portfolio: S Class *
•	AMT International Portfolio: S Class †
•	AMT Limited Maturity Bond Portfolio: I Class *
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Non-Service Shares*
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I

The following Portfolios are only available in Policies issued before May 1, 2006:

Fidelity VIP Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class I
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Portfolios are only available in Policies issued before May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Portfolios are only available in Policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus Variable Investment Fund
•	Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
GVIT
•	Gartmore GVIT Global Financial Services Fund: Class III†
•	Gartmore GVIT Global Utilities Fund: Class III†
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Risk-Managed Core Portfolio: Service Shares
Neuberger Berman AMT
•	AMT Mid-Cap Growth Portfolio: I Class

The following Portfolios are only available in Policies issued before May 1, 2003:

The Alger American Fund
•	Alger American Small Capitalization Portfolio: Class O Shares
Fidelity VIP Fund
•	VIP High Income Portfolio: Initial Class*
Fidelity VIP Fund II
•	VIP Asset Manager Portfolio: Initial Class
GVIT
•	Gartmore GVIT Growth Fund: Class IV
•	GVIT S&P 500 Index Fund: Class IV (formerly, GVIT Equity 500 Index Fund: Class IV)
•	J.P. Morgan GVIT Balanced Fund: Class IV
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Neuberger Berman AMT
•	AMT Partners Portfolio: I Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
•	Worldwide Real Estate Fund: Class R†
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2005, the following Portfolio is not available to accept transfers or new premium:

GVIT
•	Federated GVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following Portfolios are not available to accept transfers or new premium:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Fidelity VIP Fund
•	VIP Overseas Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
GVIT
•	Gartmore GVIT Emerging Markets Fund: Class I
•	Gartmore GVIT Global Financial Services Fund: Class I
•	Gartmore GVIT Global Health Sciences Fund: Class I
•	Gartmore GVIT Global Technology and Communications Fund: Class I
•	Gartmore GVIT Global Utilities Fund: Class I
•	GVIT International Value Fund: Class IV (formerly, Dreyfus GVIT International Value Fund: Class IV)
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
•	Worldwide Real Estate Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

†These Portfolios assess a short-term trading fee

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Table of Contents
Page
Policy Benefits/Risks Summary	1
Policy Benefits	1
The Death Benefit
Flexibility to Adjust Amount of Death Benefit
Transfers
Free-Look
Loan Privilege
Partial Withdrawal of Net Cash Surrender Value
Surrender of the Policy
Accelerated Death Benefit
Long-Term Care Benefit Riders
Personalized Illustrations
Policy Risks	3
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks	4
Fee Table	5
The Policy	9
The Company, Separate Account and Funds	9
Nationwide Life Insurance Company of America
The Separate Account
The Funds
Additional Information About the Funds and Portfolios
Addition, Deletion, or Substitution of Investments
Detailed Description of Policy Provisions	11
Death Benefit
Ability to Adjust Face Amount
Insurance Protection
Payment and Allocation of Premiums
Policy Account Value
Policy Duration
Disruptive Trading
Transfers of Policy Account Value
Free-Look Privileges
Loan Privileges
Surrender Privilege
Partial Withdrawal Privilege
Accelerated Death Benefit Rider
Long-Term Care Benefit Riders
Charges and Deductions	21
Premium Expense Charge
Surrender Charges
Monthly Deductions
Face Amount Increase Charge
Partial Withdrawal Charge
Transfer Charge
Mortality and Expense Risk Charge
Short-Term Trading Fees
Loan Interest Charge
Other Charges
The Guaranteed Account	25
Minimum Guaranteed and Current Interest Rates
Transfers from the Guaranteed Account
Ownership and Beneficiary Rights	26
Modifying the Policy	26

Table of Contents (continued)
Page
Telephone, Fax, and E-Mail Requests	26
Split Dollar Arrangements	26
Dividends	27
Supplementary Benefits	27
Federal Income Tax Considerations	28
Introduction
Tax Status of the Policy
Tax Treatment of Policy Benefits
Special Rules for Pension and Profit-Sharing Plans
Special Rules for 403(b) Arrangements
Foreign Tax Credits
Business Uses of the Policy
Tax Shelter Regulations
Withholding
Other Tax Considerations
Possible Tax Law Changes
Alternative Minimum Tax
NLICA's Taxes
Voting Rights	31
Distribution of Policies	31
Policy Pricing
State Variations	32
Legal Proceedings	32
Financial Statements	33
Definitions	34
Appendix A: Portfolio Information	37

POLICY BENEFITS/RISKS SUMMARY

The Policy is a flexible premium adjustable variable life insurance policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Sub accounts, the amount of interest NLICA credits to the Guaranteed Account, the premiums the Owner pays, the Policy fees and charges NLICA deducts, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans). NLICA does not guarantee any minimum Policy Account Value. The Owner could lose some or all of his or her money.

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Definitions at the end of the prospectus define certain words and phrases used in this prospectus.

POLICY BENEFITS

The Death Benefit

As long as the Policy remains in force, NLICA will pay the Insurance Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured. The Insurance Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.

There are two Death Benefit options available. Death Benefit Option A provides a Death Benefit equal to the greater of: (a) the Face Amount; and (b) the specified percentage of the Policy Account Value. Death Benefit Option B provides a Death Benefit equal to the greater of: (a) the Face Amount plus the Policy Account Value; and (b) the specified percentage of the Policy Account Value. (See "Death Benefit".) The Owner chooses at the time of application one of the two Death Benefit options. NLICA will not issue the Policy until the Owner has elected a Death Benefit option.

Flexibility to Adjust Amount of Death Benefit

After the second Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit option or by increasing or decreasing the Face Amount of the Policy. (See "Death Benefit" and "Ability to Adjust Face Amount.") The minimum amount of a requested increase in Face Amount is $25,000 (or such lesser amount required in a particular state) and any requested increase may require Evidence of Insurability. Any decrease in Face Amount must be for at least $25,000 (or such lesser amount required in a particular state) and cannot result in a Face Amount less than the Minimum Face Amount available. NLICA reserves the right to establish different Minimum Face Amounts for Policies issued in the future.

Any change in Death Benefit option or in the Face Amount may affect the charges under the Policy. Any increase in the Face Amount will result in an increase in the Monthly Deductions and any increase in Face Amount will also increase the Surrender Charges which are imposed upon lapse or surrender of the Policy or the pro rata Surrender Charges imposed upon a decrease in Face Amount within the relevant ten-year period. For any decrease in Face Amount, that part of the Surrender Charges attributable to the decrease will reduce the Policy Account Value, and the Surrender Charges will be reduced by this amount. A decrease in Face Amount may also affect cost of insurance charges. (See "Monthly Deductions.") A change in Death Benefit option or Face Amount may have tax consequences.

To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code of 1986 (the "Code") for life insurance, NLICA will not effect the decrease.

Where state law requires a return of premiums paid when a Policy is returned under the Free-Look provision, any portion of Net Premiums received before the expiration of a 15-day period beginning on the later of the Policy Issue Date or the date NLICA receives the Minimum Initial Premium, which are to be allocated to the Separate Account will be allocated to the Money Market Subaccount. At the end of the 15-day period, Policy Account Value in the Money Market Subaccount is allocated to the Sub accounts as indicated in the Application. (See "Payment and Allocation of Premiums.")

Transfers

The Owner may make transfers of the amounts in the Sub accounts and Guaranteed Account. Transfers between and among the Sub accounts or into the Guaranteed Account are made as of the date NLICA receives the request. NLICA requires a minimum amount for each such transfer, usually $1,000. Transfers out of the Guaranteed Account may only be made within 30 days of a Policy Anniversary and are limited in amount. If the Owner makes more than 12 transfers in a Policy Year, a Transfer Charge of $25 will be deducted from the amount being transferred. (See "Transfers of Policy Account Value.") We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Free-Look

The Policy provides for an initial Free-Look period. The Owner may cancel the Policy before the later of: (a) 45 days after Part I of the Application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after NLICA mails or personally delivers a Notice of Withdrawal Right to the Owner. Upon returning the Policy to NLICA or to an agent of NLICA within such time with a written request for cancellation, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date NLICA receives the returned Policy; (ii) the amount deducted for premium taxes; (iii) any Monthly Deductions charged against the Policy Account Value; and (iv) an amount reflecting other charges directly or indirectly deducted under the Policy. Where state law requires, the refund will instead equal the premiums paid. (See "Free-Look Privileges.")

A Free-Look privilege also applies after a requested increase in Face Amount. (See "Free-Look For Increase in Face Amount.")

Loan Privilege

The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum as may be required in a particular state) but not exceeding, in the aggregate, the Net Cash Surrender Value. Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year. If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary. Policy loans may be repaid at any time and in any amount prior to the Final Policy Date. NLICA transfers Policy Account Value in an amount equal to the loan (adjusted by the earned interest rate and charged interest rate to the next Policy Anniversary) to the Loan Account where it becomes collateral for the loan. The transfer is made pro rata from each Subaccount and the Guaranteed Account unless the Owner specifies otherwise. This collateral in the Loan Account earns interest at an effective annual rate of at least 4%. (See "Loan Privileges" below.)

Depending upon the investment performance of the Sub accounts and the amounts borrowed, loans may cause a Policy to lapse. Lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits.")

Partial Withdrawal of Net Cash Surrender Value

After the first Policy Year, the Owner may, subject to certain restrictions, withdraw part of Net Cash Surrender Value. The minimum amount for such withdrawal is $1,500. An expense charge of $25 will be deducted from the Policy Account Value for each withdrawal. The withdrawal amount and expense charge is allocated to the Sub accounts and the Guaranteed Account based on the proportion that the value in each account bears to the total unloaned Policy Account Value unless the Owner specifies otherwise. If Death Benefit Option A is in effect, NLICA will reduce the Face Amount by the amount of the withdrawal. (See "Partial Withdrawal Privilege.") A withdrawal may have tax consequences.

Surrender of the Policy

The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value. (See "Surrender Privilege.") A surrender may have tax consequences.

Accelerated Death Benefit

Under the Accelerated Death Benefit ("ADB") Rider, an Owner may receive, at his or her request and upon approval by NLICA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a terminal illness or, for Owners who elected the ADB Rider prior to November 13, 2001 (or such other date pursuant to state availability) is permanently confined to a nursing care facility. NLICA will deduct an administrative charge from the accelerated death benefit at the time it is paid. (See "Accelerated Death Benefit" below.) The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Long-Term Care Benefit Riders

Under the Long-Term Care Benefit Riders, the Owner may receive periodic payments of a portion of the death benefit and waiver of Monthly Deductions if the Insured becomes "chronically ill." NLICA imposes a monthly charge if the Owner elects any of these riders. (See "Long-Term Care Benefit Riders" below.) There may be federal income tax consequences associated with the Long-Term Care Benefit Riders. The Owner should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

Personalized Illustrations

Owners will receive personalized illustrations that reflect their own particular circumstances. These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help Owners compare the Policy to other life insurance policies. These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years. Therefore, an Owner should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

POLICY RISKS

Investment Risk

If the Owner invests his or her Policy Account Value in one or more Sub accounts, then he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, NLICA deducts Policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value. The Owner could lose everything he or she invests and the Policy could lapse without value, unless he or she pays additional premiums.

Frequent trading in the Sub accounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective. This disruption to the Subaccount trading may result in lower investment performance and cash value. We have instituted procedures to minimize disruptive trading transfers, including, but not limited to, transfer restrictions and short-term trading fees. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels. NLICA may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Lapse

If the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and other charges under the Policy, the Policy may enter a 61-day Grace Period. NLICA will notify the Owner that the Policy will lapse (terminate without value) unless the Owner makes a sufficient payment during the Grace Period. The Policy generally will not lapse: (1) during the first two Policy Years if the Minimum Guarantee Premium has been paid; or (2) if the Owner pays sufficient premium before the end of the Grace Period.

Tax Risks

NLICA anticipates that a Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy. An Owner of a Policy may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy, which should cause the Policy to meet the definition of a life insurance contract. Any Owner contemplating the adoption of such limitations should consult a tax adviser. In addition, if the Owner elects the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. The Owner should consult a tax adviser about these consequences.

Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policy owner should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply. (See "Tax Status of the Policy.")

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract." If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy. In addition, prior to age 59½ any such distributions generally will be subject to a 10% penalty tax. (For further discussion of Modified Endowment Contracts, see "Tax Treatment of Policy Benefits.")

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income. Moreover, loans generally will not be treated as distributions, although there is some uncertainty with regard to the tax treatment of Policy loans outstanding after the later of the 10th Policy Anniversary or Attained Age 60. Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax. (See "Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.")

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for 10 Policy Years after the Policy Date. It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years. A prospective Owner should purchase the Policy only if he or she has the financial ability to keep it in force for a substantial period of time. A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future. NLICA designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment. Partial withdrawals are not permitted during the first Policy Year. A surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLICA subtracts the amount of the loan from the Sub accounts and/or the Guaranteed Account as collateral and holds it in the Loan Account. This loan collateral does not participate in the investment performance of the Sub accounts or receive any higher current interest rate credited to the Guaranteed Account. NLICA reduces the amount it pays on the Insured's death by the amount of any outstanding Policy loans and accrued interest. The Policy may lapse (terminate without value) if any outstanding Policy loans and accrued interest reduce the Net Cash Surrender Value to zero.

A loan may have tax consequences. In addition, if a Policy that is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Sub accounts and the Guaranteed Account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each premium payment depending on Insured's state of residence	0-4% of each premium payment, depending on Insured's state of residence
Percent of Premium Sales Charge	Upon receipt of each premium payment	3% of premium payments	1.5% of premium payments
Maximum Deferred Surrender Charge:
Deferred Sales Charge[2]	Upon surrender, lapse, or decrease in Face Amount during the first 10 Policy Years
The lesser of: (1) 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for the Initial Face Amount

The lesser of: (1) 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for the Initial Face Amount

Deferred Administrative Charge[3]	Upon surrender, lapse, or decrease in Face Amount during the first 10 Policy Years	$3.00 per $1000 of Face Amount	$3.00 per $1000 of Face Amount
Maximum Deferred Additional Surrender Charge (Additional Deferred Sales Charge)[4]	Upon surrender, lapse, or decrease in Face Amount during the first 10 years following an increase in Face Amount
The lesser of: (1) 27% of all premiums received for the increase up to the first Target Premium for that increase during the first 12 Policy months after the increase plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for each increase in Face Amount.

The lesser of: (1) 27% of all premiums received for the increase up to the first Target Premium for that increase during the first 12 Policy months after the increase plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for each increase in Face Amount.

Face Amount Increase Charge	Upon increase in Face Amount	$50 plus $3.00 per $1,000 of Face Amount increase	$50 plus $1.00 per $1,000 of Face Amount increase

______________

1 NLICA does not deduct a premium tax charge in jurisdictions that impose no premium tax. Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.
2 The Deferred Sales Charge may increase if additional premiums are paid after Policy Year 1, as the charge for each Policy Year after the first Policy Year (until Policy Year 11) equals the prior Policy Year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for the Initial Face Amount). The Deferred Sales Charge is 0% after the 10th Policy Year. The Deferred Sales Charge is reduced by any Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.
3 Beginning in the 7th Policy Year, the Deferred Administrative Charge decreases each Policy Year to $0 after the 10th Policy Year. The charge varies by Issue Age, and is lower for Issue Ages under 35. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.
4 The Additional Deferred Sales Charge may increase if additional premiums are paid more than one year following the increase, as the charge for each year following the increase (until Policy Year 11) equals the prior year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for each increase in Face Amount). The Additional Deferred Sales Charge is 0% after the 10th Policy Year. The Additional Deferred Sales Charge is reduced by any Additional Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount. Upon a decrease in Face Amount, NLICA deducts a portion of this charge.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees[1]	Upon transfer	$25 per transfer	$25 per transfer
Short-Term Trading Fee[2]	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount
Accelerated Death Benefit Rider	At the time the accelerated death benefit is paid	$250	$100

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[3] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $420.82 per $1,000 of Net Amount at Risk per month	$0.04 - $113.16 per $1,000 of Net Amount at Risk per month during Policy Years 11 and later
Charge for a male Insured, Attained Age 45, in the nonsmoker Premium Class and within the first 10 Policy Years	On Policy Date and monthly on Policy Processing Day	$0.52 per $1,000 of Net Amount at Risk per month	$0.26 per $1,000 of Net Amount at Risk per month
Initial Administrative Charge[4]	On Policy Date and monthly on Policy Processing Day	$17.50	$17.50
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12	$7.50
Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount in which the Owner is invested	Annual rate of 0.65% of the average daily net assets of each Subaccount in which the Owner is invested
Loan Interest Charge[5]	On Policy Anniversary or earlier, as applicable[6]	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount

1 NLICA does not assess a transfer charge for the first 12 transfers each Policy Year.
2 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).
3 Cost of insurance charges vary based on the Insured's Attained Age, sex, Premium Class, Policy Year, and Net Amount at Risk. The cost of insurance charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to the Policy, and more detailed information concerning the Owner's cost of insurance charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLICA will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.
4 NLICA only deducts the Initial Administrative Charge on the first 12 Policy Processing Days.
5 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest NLICA charges for a loan (6.00% annually) and the amount of interest NLICA credits to the Loan Account (guaranteed not be lower than 4.00% annually)). After offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually), and after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).
6 While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, Policy termination, or the Insured's death.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges:[1]
Change of Insured Rider	N/A	None	None
Children's Term Insurance Rider	On rider policy date and monthly on Policy Processing Day	$0.52 per $1,000 of rider coverage amount per month	$0.52 per $1,000 of rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 Net Amount at Risk per month	$0.01 - $1.76 per $1,000 Net Amount at Risk per month
Charge for an Insured, Attained Age 42	On rider policy date and monthly on Policy Processing Day	$0.01 per $1,000 Net Amount at Risk per month	$0.01 per $1,000 Net Amount at Risk per month
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	2% - 23.2% of the monthly benefit amount per month	2% - 23.2% of the monthly benefit amount per month
Charge for an Insured, Issue Age 37	On rider policy date and monthly on Policy Processing Day	3.1% of the monthly benefit amount per month	3.1% of the monthly benefit amount per month
Final Policy Date Extension Rider	N/A	None	None
Long-Term Care Benefit Riders:
1. Long-Term Care Acceleration Benefit Rider[2] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.02[3] - $3.24[4] per $1,000 of Net Amount at Risk per month
Charge for a male Insured, Attained Age 55 with a 4% Acceleration Benefit Rider	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.20 per $1,000 of Net Amount at Risk per month
2. Long-Term Care Waiver Benefit Rider[5] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 - $3.47 per $1,000 of Net Amount at Risk per month
Charge for a male Insured, Attained Age 55	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 per $1,000 Net Amount at Risk per month

___________

1 Charges for the Disability Waiver Benefit Rider, Disability Waiver of Premium Benefit Rider, Long- Term Care Benefit Riders, and Other Insured Convertible Term Life Insurance Rider may vary based on the Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and Net Amount at Risk. Charges based on Attained Age may increase as the Insured ages. The rider charges shown in the table may not be typical of the charges the Owner will pay. The Policy's specifications page will indicate the rider charges applicable to the Policy, and more detailed information concerning these rider charges is available on request from the Service Center. Also, before the Owner purchases the Policy, NLICA will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.
2 NLICA may increase the rates for the Long-Term Care Acceleration Benefit Rider charge on a class basis. NLICA waives this rider's charge during the time NLICA pays benefits under the rider.
3 Based on the selection of the 2% Long-Term Care Acceleration Benefit Rider.
4 Based on the selection of the 4% Long-Term Care Acceleration Benefit Rider.
5 NLICA may increase the rates for the Long-Term Care Waiver Benefit Rider charge on a class basis.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
3. Long-Term Care Extended Insurance Benefit Rider[1] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01[2]- $8.72[3] per $1,000 of rider coverage amount per month
Charge for a male Insured, Issue Age 55 with a 4% Extended Insurance Benefit Rider, assuming no inflation or nonforfeiture protection (as described in the rider), and assuming lifetime payments	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.28 per $1,000 of rider coverage amount per month
Other Insured Convertible Term Life Insurance Rider Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of rider coverage amount per month	$0.06 - $113.17 per $1,000 of rider coverage amount per month
Charge for a female Insured, Attained Age 42, in the nonsmoker Premium Class	On rider policy date and monthly on Policy Processing Day	$0.20 per $1,000 of rider coverage amount per month	$0.14 per $1,000 of rider coverage amount per month

The next item shows the minimum and maximum Total Annual Portfolio Annual Expenses, as of December 31, 2005, charged by the sub-account Portfolios that you may pay periodically during the time that you own the Policy. The table does not reflect Short-Term Trading Fees. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio. Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectus for the mutual funds available under this policy.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expense, as a percentage of average Portfolio assets)	0.27%	-	2.68%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios. Therefore, actual expenses could be lower. Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
•	Fidelity VIP Fund - VIP Overseas Portfolio: Initial Class R
•	Fidelity VIP Fund IV - VIP Natural Resources Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	GVIT - Federated GVIT High Income Bond Fund: Class III
•	GVIT - Gartmore GVIT Emerging Markets Fund: Class III
•	GVIT - Gartmore GVIT Global Financial Services Fund: Class III
•	GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
•	GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
•	GVIT - Gartmore GVIT Global Utilities Fund: Class III
•	GVIT - GVIT International Value Fund: Class III
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3

__________
1 NLICA may increase the rates for the Long-Term Care Extended Insurance Benefit Rider charge on a class basis. NLICA waives this rider's charge during the time NLICA pays benefits under the rider.
2 Based on the selection of the 2% Long-Term Care Extended Insurance Benefit Rider, without inflation or nonforfeiture protection (as described in the Rider), and with a fixed extension period.
3 Based on the selection of the 4% Long-Term Care Extended Insurance Benefit Rider, with inflation and nonforfeiture protection (as described in the Rider), and with a lifetime extension period.

•	Janus Aspen Series - Global Technology Portfolio: Service II Shares
•	Janus Aspen Series - International Growth Portfolio: Service II Shares
•	Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R

THE POLICY

The Flexible Premium Adjustable Variable Life Insurance Policy offered by this prospectus is issued by NLICA. The Policy is similar in many ways to a fixed benefit life insurance policy. As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured. Also, like many fixed-benefit life insurance policies, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value that is payable if the Policy is surrendered during the Insured's lifetime. As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects. Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may, and the Policy Account Value will, increase or decrease to reflect the investment performance of any Sub accounts to which Policy Account Value is allocated. Also, unless the entire Policy Account Value is allocated to the Guaranteed Account, there is no guaranteed minimum Net Cash Surrender Value. If Net Cash Surrender Value is insufficient to pay charges due, then, after a Grace Period, the Policy may lapse without value. (See "Policy Duration.") However, NLICA guarantees that the Policy will remain in force during the first two Policy Years as long as certain requirements related to the Minimum Guarantee Premium have been met. (See "Policy Lapse.") If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax. (See "Federal Income Tax Considerations.")

The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums. The Policy is described as "adjustable" because the Owner may, within limits, increase or decrease the Face Amount and may change the Death Benefit options.

The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value. A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

This Policy is issued for Insureds with Issue Ages 0-85. The Minimum Face Amount is $100,000. (For a Policy issued in New York State the maximum Face Amount at issue is $2,500,000.)

NLICA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact NLICA's Service Center or the Owner's agent.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

THE COMPANY, SEPARATE ACCOUNT AND FUNDS

Nationwide Life Insurance Company of America

NLICA is a stock life insurance company. NLICA is located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312. NLICA's Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Separate Account

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLICA may issue. The assets of the Separate Account are owned by NLICA. However, these assets are held separate from other assets and are not part of NLICA's General Account. NLICA is obligated to pay all benefits under the Policies. The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLICA may conduct. NLICA may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the Separate Account under the Policies). The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLICA. NLICA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company. Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account meets the definition of a "Separate Account" under federal securities laws. The Separate Account has Sub accounts which each invest exclusively in Portfolios of the Mutual Funds.

NLICA reserves the right to make structural and operational changes affecting the Separate Account. (See "Addition, Deletion, or Substitution of Investments.")

NLICA does not guarantee any money that the Owner places in the Sub accounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio. The Owner could lose some or all of his or her money.

The Funds

Each of the Funds offered in the Policy is registered with the SEC under the 1940 Act as an open-end management investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios. The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies. Some of the Funds may, in the future, create additional Portfolios. The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio. For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and NLICA makes no representation, that the investment performance of any of the Portfolios under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

Additional Information About the Funds and Portfolios

No one can assure that any Portfolio will achieve its stated objectives and policies.

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds. The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Policy Account Value among the Sub accounts.

NLICA (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLICA (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay NLICA more than others. NLICA also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, NLICA reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

1.	Remove, combine, or add Sub accounts and make the new Sub accounts available to the Owner at NLICA's discretion;

2.	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLICA's discretion;

3.
Substitute or close Sub accounts to allocations of premiums or Policy Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLICA's discretion;

4.	Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Policy to reflect changes to the Sub accounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time. Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment. New Portfolios or new share classes of currently available Portfolios may be added. Policy Owners will receive notice of any such changes that affect their Policy. Additionally, not all of the Portfolios are available in every state.

The Funds, which sell their shares to the Sub accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub accounts. NLICA will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. NLICA will notify the Owner of any changes.

DETAILED DESCRIPTION OF POLICY PROVISIONS

Death Benefit

General. As long as the Policy remains in force, the Insurance Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option. The Insurance Proceeds will be determined as of the date of the Insured's death and will be equal to:

1.	the Death Benefit; plus

2.	any additional benefits due under a supplementary benefit rider attached to the Policy; minus

3.	any loan and accrued loan interest on the Policy; minus

4.	any overdue deductions if the death of the Insured occurs during the Grace Period.

The Insurance Proceeds may be paid in cash or under one of the settlement options set forth in the Policy.

Death Benefit Options. The Policy provides two Death Benefit options: Option A and Option B. The Owner designates the Death Benefit option in the Application and may change it as described in "Change in Death Benefit Option." Under either option, the duration of the Death Benefit coverage depends upon the Policy's Net Cash Surrender Value. (See "Policy Duration.")

Option A. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy; and (b) the Policy Account Value as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death multiplied by the specified percentage shown in the table below:

Attained Age	Percentage	Attained Age	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Illustration of Option A - For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

Under Option A, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000. The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%. Because the Death Benefit must be equal to or be greater than 2.50 times the Policy Account Value, any time the Policy Account Value exceeds $80,000 the Death Benefit will exceed the Face Amount. Each additional dollar added to the Policy Account Value will increase the Death Benefit by $2.50. Thus, a 35 year old Insured with a Policy Account Value of $150,000 will have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); a Policy Account Value of $400,000 will yield a Death Benefit of $1,000,000 (2.50 x $400,000).

Similarly, any time the Policy Account Value exceeds $80,000, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

Option B. The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy plus the Policy Account Value; and (b) the Policy Account Value multiplied by the specified percentage shown in the table above. (The Policy Account Value in each case is determined as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death.)

Illustration of Option B - For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no outstanding Policy loan.

Under Option B, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000 plus the Policy Account Value. Thus, for example, a Policy with a $50,000 Policy Account Value will have a Death Benefit of $250,000 ($200,000 plus

$50,000); and a Policy Account Value of $100,000 will yield a Death Benefit of $300,000. Since the specified percentage is 250%, the Death Benefit will be at least 2.50 times the Policy Account Value. As a result, if the Policy Account Value exceeds $133,333, the Death Benefit will be greater than the Face Amount plus the Policy Account Value. Each additional dollar added to the Policy Account Value above $133,333 will increase the Death Benefit by $2.50. An Insured with a Policy Account Value of $150,000 will therefore have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); and a Policy Account Value of $500,000 will yield a Death Benefit of $1,250,000 (2.50 x $500,000).

Similarly, any time the Policy Account Value exceeds $133,333, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50. If at any time, however, the Policy Account Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Account Value, the Death Benefit will be the Face Amount plus the Policy Account Value.

Which Death Benefit Option to Choose. If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B. If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, the Owner should choose Option A.

Change in Death Benefit Option. After the second Policy Year at any time when the Death Benefit would be the Face Amount (if Option A is in effect) or the Face Amount plus the Policy Account Value (if Option B is in effect), the Owner may change the Death Benefit option in effect by sending NLICA a completed application for change. No charges will be imposed to make a change in the Death Benefit option. The effective date of any such change will be the Policy Processing Day on or next following the date NLICA receives the completed application for change.

If the Death Benefit option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Policy Account Value on that date. However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

If the Death Benefit option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Policy Account Value on that date.

A change in the Death Benefit option may affect the Net Amount at Risk over time, which, in turn, would affect the monthly cost of insurance charge. Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level. Such a change will result in a relative increase in the cost of insurance charges over time because the Net Amount at Risk will, unless the Death Benefit is based on the applicable percentage of Policy Account Value, remain level rather than decreasing as the Policy Account Value increases. Unless the Death Benefit is based on the applicable percentage of Policy Account Value, changing from Option B to Option A will, if the Policy Account Value increases, decrease the Net Amount at Risk over time, thereby reducing the cost of insurance charge.

The effects of these Death Benefit option changes on the Face Amount, Death Benefit and Net Amount at Risk can be illustrated as follows. Assume that a contract under Option A has a Face Amount of $500,000 and a Policy Account Value of $100,000 and, therefore, a Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000). If the Death Benefit option is changed from Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Death Benefit and Net Amount at Risk would remain the same. Assume that a contract under Option B has a Face Amount of $500,000 and a Policy Account Value of $50,000 and, therefore, the Death Benefit is $550,000 ($500,000 + $50,000) and a Net Amount at Risk of $500,000 ($550,000 - $50,000).

If the Death Benefit option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Death Benefit and Net Amount at Risk would remain the same.

If a change in the Death Benefit option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance, NLICA will not effect the change.

A change in the Death Benefit option may have federal income tax consequences. The Owner of a Policy should consult a tax advisor before changing the Death Benefit option.

How the Death Benefit May Vary. The amount of the Death Benefit may vary with the Policy Account Value. The Death Benefit under Option A will vary with the Policy Account Value whenever the specified percentage of Policy Account Value exceeds the Face Amount of the Policy. The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals the greater of: (a) the Face Amount plus the Policy Account Value; and (b) the Policy Account Value multiplied by the specified percentage.

Ability to Adjust Face Amount

Subject to certain limitations, an Owner may generally, at any time after the second Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to NLICA. The effective date of the increase or decrease will be the Policy Processing Day on or next following NLICA's approval of the request. An increase or decrease in Face Amount may have tax consequences. (See "Tax Treatment of Policy Benefits.") The Owner of a Policy should consult a tax advisor before increasing or decreasing the Face Amount. The effects of changes in Face Amount on Policy charges, as well as other considerations, are described below.

Increase. A request for an increase in Face Amount may not be for less than $25,000 (or such lesser amount required in a particular state). The Owner may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period. To obtain the increase, the Owner must submit an application for the increase and provide Evidence of Insurability satisfactory to NLICA.

On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the expense charge for the increase in Face Amount. If the Net Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Net Cash Surrender Value.

An increase in the Face Amount will generally affect the total Net Amount at Risk, which will increase the monthly cost of insurance charges. An increase in Face Amount will increase the amount of any Additional Surrender Charge. A Face Amount increase expense charge will also be deducted. (See "Face Amount Increase Charge.") In addition, different cost of insurance rates may apply to the increase in insurance coverage. (See "Monthly Deductions.")

After increasing the Face Amount, the Owner will have the right: (a) during the Free-Look period following the effective date of the increase, to have the increase canceled and receive a credit or refund equal to the cost of insurance charge and the increase charge deducted for the increase; and (b) during the first 24 months following the increase, to exchange the increase in Face Amount for a fixed benefit permanent life insurance policy issued by NLICA. (See "Transfers of Policy Account Value.")

Decrease. The amount of a Face Amount decrease must be for at least $25,000 (or such lesser amount required in a particular state). The Face Amount after any decrease may not be less than the Minimum Face Amount. A decrease in Face Amount will not be permitted if the Face Amount was increased during the prior 12-month period. To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Code, NLICA will not effect the decrease.

A decrease in the Face Amount generally will decrease the total Net Amount at Risk, which will decrease an Owner's monthly cost of insurance charges. A decrease in the Face Amount may result in the imposition of a Surrender Charge as of the Policy Processing Day on which the decrease becomes effective. (See "Surrender Charges.")

Any Surrender Charge applicable to a decrease will be deducted from the Policy Account Value and the remaining Surrender Charge will be reduced by the amount deducted. The Surrender Charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the total unloaned Policy Account Value.

For purposes of determining the cost of insurance charge and Surrender Charges, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases, successively; and (c) the Initial Face Amount.

Insurance Protection

An Owner may increase or decrease the insurance protection provided by the Policy (i.e., the Net Amount at Risk) in one of several ways, as insurance needs change. These ways include increasing or decreasing the Face Amount, changing the level of premium payments, and by making a partial withdrawal of Net Cash Surrender Value. The consequences of each are summarized below.

A decrease in Face Amount will decrease the insurance protection. It will not reduce the Policy Account Value, except for the deduction of any Surrender Charge applicable to the decrease. The Monthly Deductions will generally be correspondingly lower following the decrease.

An increase in Face Amount will generally increase the amount of insurance protection, depending on the Policy Account Value and specified percentage. If the insurance protection is increased, Monthly Deductions will increase as well.

Under Death Benefit Option A, until the specified percentage of Policy Account Value exceeds the Face Amount, then: (a) if the Owner increases the premium payments from the current level, the amount of insurance protection will generally be reduced; and (b) if the Owner reduced the premium payments from the current level, the amount of insurance protection will generally be increased.

Under Death Benefit Option B, until the specified percentage of Policy Account Value exceeds the Face Amount plus the Policy Account Value, the level of premium payments will not affect the amount of insurance protection. (However, both the Policy Account Value and Death Benefit will be increased if premium payments are increased and reduced if premium payments are reduced.)

Under either Death Benefit option, if the Death Benefit is the specified percentage of Policy Account Value, then: (a) if the Owner increases premium payments from the current level, the amount of insurance protection will increase; and (b) if the Owner reduces the premium payments from the current level, the amount of insurance protection will decrease.

A partial withdrawal of Net Cash Surrender Value will reduce the Death Benefit. If Death Benefit Option A is in effect, the withdrawal will decrease the Policy's Face Amount by the amount withdrawn plus the partial withdrawal expense charge. If Death Benefit Option B is in effect, it will not reduce the amount of insurance protection unless the Death Benefit is based on the specified percentage of Policy Account Value. In this event, however, the decrease in the Death Benefit will be greater than the amount of a withdrawal.

An increase or decrease in the Policy's insurance protection may have tax consequences. The Owner of a Policy should consult a tax advisor before increasing or decreasing the insurance protection.

Payment and Allocation of Premiums

Issuance of a Policy. In order to purchase a Policy, an individual must make Application to NLICA through a licensed NLICA agent who is also a registered representative of 1717 Capital Management Company ("1717") or a broker/dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such a broker/dealer. If NLICA accepts the Application, a Policy will be issued in consideration of payment of the Minimum Initial Premium set forth in the Policy. The Minimum Face Amount of a Policy is $100,000. If the applicant submits the Application and/or initial premium to his or her agent, NLICA will not begin processing the purchase order until NLICA receives the Application and initial premium from the agent's broker-dealer.

NLICA reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued Policies. The maximum Face Amount for a Policy in New York State is $2,500,000. A Policy will be issued only with respect to Insureds who have an Issue Age of 80 or less and who provide NLICA with satisfactory Evidence of Insurability. Acceptance is subject to NLICA's underwriting rules. NLICA reserves the right to reject an Application for any reason permitted by law. (See "Distribution of Policies.")

At the time the Application for a Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy. The amount of temporary insurance protection provided by NLICA may be less than the full amount of coverage that the Owner later receives.

Amount and Timing of Premiums. No insurance will take effect until the Minimum Initial Premium is paid, the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application. We begin to deduct monthly charges from the Policy Account Value on the Policy Issue Date. Prior to the Final Policy Date and while the Policy is in force, an Owner may make additional premium payments at any time and in any amount, subject to the limitations set forth below. Each premium payment must be for at least $25. If the Owner submits a premium payment to his or her agent, NLICA will not begin processing the premium until NLICA receives it from the agent's broker-dealer. Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.

At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner is entitled to receive a premium reminder notice from NLICA at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the automatic payment plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed."

Any payments made while there is an outstanding Policy loan are considered loan repayments, unless NLICA is notified in writing that the amount is to be applied as a premium payment. The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule. The Owner has the flexibility to alter the amount and frequency of premium payments. However, payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. Thus, even if Planned Periodic Premiums are paid, the Policy may lapse whenever the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges and if a Grace Period expires without an adequate payment by the Owner.

Premium Limitations. The Code provides for exclusion of the death benefit from a beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a policy exceed such limits. NLICA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding such limits, NLICA will accept only that portion of the premium that would make total premiums equal the maximum amount that may be paid under the Policy. NLICA will notify the Owner of available options with regard to the excess premium. If a satisfactory arrangement is not made, NLICA will refund this excess to the Owner. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's Cash Surrender Value should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes that affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations. To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLICA will not effect such change. (See "Federal Income Tax Considerations.") NLICA reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.

Refund of Excess Premium for Modified Endowment Contracts. At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLICA will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice. If the Owner requests a refund, NLICA will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Sub accounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Sub accounts and/or the Guaranteed Account. The excess premium paid (including any interest or earnings on the excess premium) will be returned to the Owner. For more information on MECs, see "Federal Income Tax Considerations."

Allocation of Net Premiums. The Owner indicates in the Application how Net Premiums should be allocated among the Sub accounts and/or the Guaranteed Account. The percentages of each Net Premium that may be allocated to any account must be in whole numbers and the sum of the allocation percentages must be 100%. NLICA allocates the Net Premiums as of the date it receives such premium at its Service Center according to the Owner's current premium allocation instructions, unless otherwise specified.

The values of the Sub accounts will vary with their investment experience and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Delay in Allocation. Certain states require NLICA to refund all payments (less any partial withdrawals and indebtedness) in the event the Owner cancels the Policy during the Free-Look period. See "Free-Look Privileges." In those states, NLICA will allocate to the Money Market Subaccount any premiums the Owner requests be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date NLICA receives the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Sub accounts as indicated in the Application. NLICA invests all Net Premiums paid thereafter based on the allocation percentages then in effect.

Replacement of Existing Insurance. It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. Owners should compare their existing insurance and the Policy carefully. Owners should replace their existing insurance only when they determine that the Policy is better for them. Owners may have to pay a surrender charge on their existing insurance, and the Policy will impose a new Surrender Charge period. Owners should talk to their financial professional or tax adviser to make sure the exchange will be tax-free. If an Owner surrenders his or her existing policy for cash and then buys the Policy, he or she may have to pay a tax, including possibly a penalty tax, on the surrender. Because NLICA will not issue the Policy until NLICA has received an initial premium from the Owner's existing insurance company, the issuance of the Policy may be delayed.

Policy Account Value

The Policy Account Value is the total amount of value held under the Policy at any time. It is equal to the sum of the Policy's values in the Sub accounts, the Guaranteed Account and the Loan Account. Policy Account Value varies from day to day, depending on the investment performance of the Sub accounts chosen by the Owner, interest NLICA credits to the Guaranteed Account, charges NLICA deducts, and any other transactions (e.g., transfers, partial withdrawals, and loans). Net Premiums are credited to the Policy Account Value on the basis of the unit value of a Subaccount next determined after NLICA's receipt of the Net Premium. NLICA does not guarantee a minimum Policy Account Value. The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge is the Cash Surrender Value.

The Policy Account Value and Cash Surrender Value will reflect the investment performance of the chosen Sub accounts, the crediting of interest in excess of 4% (the guaranteed minimum) for the Guaranteed Account and the Loan Account, any Net Premiums paid, any transfers, any partial withdrawals, any loans, any loan repayments, any loan interest paid, and any charges assessed in connection with the Policy.

Calculation of Policy Account Value. The Policy Account Value is determined first on the Policy Date and thereafter at the close of each Valuation Day. On the Policy Date, the Policy Account Value equals the Net Premiums received less any Monthly Deductions on the Policy Date. On each Valuation Day after the Policy Date, the Policy Account Value is:

1.	Policy Account Value in each Subaccount, determined by multiplying the number of units of the Subaccount by the Subaccount's unit value on that date;

2.	Policy Account Value in the Guaranteed Account; plus

3.	Policy Account Value in the Loan Account.

Determination of Number of Units. Allocated Net Premiums, or Policy Account Value transferred to a Subaccount are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn. The number of units of a Subaccount at any time equals the number of units purchased minus the number of units redeemed up to such time. For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

Determination of Unit Value. The unit value of a Subaccount on any Valuation Day is equal to the unit value on the immediately preceding Valuation Day multiplied by the net investment factor for that Subaccount on that Valuation Day.

Net Investment Factor. The net investment factor for each Subaccount measures the investment performance of a Subaccount from one Valuation Day to the next.

The factor increases to reflect investment income and capital gains, realized and unrealized, for the shares of the underlying Portfolio. The factor decreases to reflect any capital losses, realized or unrealized, for the shares of the underlying Portfolio as well as the asset charge for mortality and expense risks.

The asset charge for mortality and expense risks will be deducted in determining the applicable net investment factor.

Policy Duration

Policy Lapse. The Policy will remain in force as long as the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and other charges under the Policy. When the Net Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy may lapse and terminate without value. If the Policy enters a Grace Period, NLICA will mail a notice to the Owner's last known address. Notwithstanding the foregoing, during the first two Policy Years the Policy will not lapse if the Minimum Guarantee Premium has been paid.

The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by NLICA indicating that the Grace Period has begun. Thus, the Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period. To prevent lapse, the Owner must, during the Grace Period, make a premium payment equal to three Monthly Deductions. The notice sent by NLICA will specify the payment required to keep the Policy in force. If the Insured dies during the Grace Period, NLICA will pay the Insurance Proceeds.

Reinstatement. A Policy that lapses may be reinstated at any time within three years (or longer period required in a particular state) after the expiration of the Grace Period and before the Final Policy Date by submitting Evidence of Insurability satisfactory to NLICA and payment of an amount sufficient to keep the Policy in force for at least three months following the date that the reinstatement application is approved. Upon reinstatement, the Policy Account Value is based upon the premium paid to reinstate the Policy. A reinstated Policy has the same Policy Date as it had prior to the lapse.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading"). We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Sub accounts may negatively impact other Policy Owners. Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.

Redemption Fees. Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount. The fee is assessed against the amount transferred and is paid to the Portfolio. Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading. For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions.  We monitor exchange activity in order to identify those who may be engaged in disruptive trading practices. Transaction reports are produced and examined. Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period. We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Sub accounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1)  they have been identified as engaging in harmful trading practices; and
(2)  if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the
           Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies.  Some investment advisers/representatives manage the assets of multiple NLICA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners. We will automatically require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly. Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Transfers of Policy Account Value

Transfers. The Owner may transfer the Policy Account Value between and among the Sub accounts and the Guaranteed Account by making a transfer request to NLICA. The amount transferred must be at least $1,000, unless the total value in an account is less than $1,000, in which case the entire amount may be transferred.

After 12 transfers have been made in any Policy Year, a $25 transfer charge will be deducted from each transfer during the remainder of such Policy Year. All transfers included in each telephone, fax, e-mail, or written request are treated as one transfer. Transfers are made as of the date NLICA receives a written request at its Service Center. Some transfers are not subject to a transfer charge and do not count as one of the 12 "free" transfers in any Policy Year. We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" above). Under present law, transfers are not taxable transactions.

Special Transfer Right. During the first two years following the Issue Date, the Owner may, on one occasion, transfer the entire Policy Account Value in the Sub accounts to the Guaranteed Account. The transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Conversion Privilege for Increase in Face Amount. During the first two years following an increase in Face Amount, the Owner may, on one occasion, without Evidence of Insurability, exchange the amount of the increase in Face Amount for a fixed-benefit permanent life insurance policy. Such an exchange may, however, have federal income tax consequences. (See "Tax Treatment of Policy Benefits.") Premiums under this new policy will be based on the Sex, Attained Age and Premium Class of the Insured on the effective date of the increase in the Face Amount of the Policy. The new policy will have the same face amount and issue date as the amount and effective date of the increase. NLICA will refund the Monthly Deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion and the expense charge for such increase. The transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Transfer Right for Change in Investment Policy of a Subaccount. If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount or to the Guaranteed Account. We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee. However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature, which, if elected, authorizes periodic transfers of Policy Account Values among the Sub accounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason. There is no additional charge for this program. Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee. However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Dollar Cost Averaging. Dollar Cost Averaging is a program that, if elected, enables the Owner to systematically and automatically transfer, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount or the Guaranteed Account. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of short-term market fluctuations. NLICA, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. There is no additional charge for this program. NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner. Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.

Free-Look Privileges

Free-Look for Policy. The Policy provides for an initial Free-Look period. The Owner may cancel the Policy until the latest of: (a) 45 days after Part I of the Application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after NLICA mails the Notice of Withdrawal Right to the Owner. Upon giving written notice of cancellation and returning the Policy to NLICA's Service Center, to one of NLICA's other offices, or to the NLICA representative from whom it was purchased, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date the returned Policy is received by NLICA at its Service Center or the NLICA representative through whom the Policy was purchased; (ii) any Premium Expense Charges deducted from premiums paid; (iii) any Monthly Deductions charged against the account; (iv) any mortality and expense risk charges deducted from the value of the net assets of the Separate Account; and (v) any advisory fees and any other fees and expenses of the Funds. A refund of all premiums paid is made for Policies delivered in states that require such a refund. NLICA may postpone payment of the refund under certain conditions.

Free-Look for Increase in Face Amount. Any requested increase in Face Amount is also subject to a Free-Look privilege. The Owner may cancel a requested increase in Face Amount until the latest of: (a) 45 days after the application for the increase is signed; (b) 10 days after the Owner receives the new Policy schedule pages reflecting the increase; and (c) 10 days after NLICA mails a Notice of Withdrawal Right to the Owner. Upon requesting cancellation of the increase, an amount equal to all cost of insurance charges attributable to the increase plus the Face Amount increase charge will be credited to the accounts in the same proportion as they were deducted, unless the Owner requests a refund of such amount. NLICA may postpone payment of the refund under certain conditions.

Loan Privileges

General. The Owner may at any time after the Issue Date borrow money from NLICA sing the Policy Account Value as the security for the loan. The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum required in a particular state) but not exceeding the Policy's Net Cash Surrender Value on the date of the loan. While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.

Interest Rate Charged. Interest is charged on Policy loans at an effective annual rate of 6%.

Allocation of Loans and Collateral. The Owner may specify that NLICA transfer the amount of a Policy loan from specific Sub accounts, but may not request that NLICA transfer this amount from the Guaranteed Account. However if the Owner does not specify Sub accounts, NLICA will allocate the amount of a Policy loan among the Sub accounts and/or the Guaranteed Account based upon the proportion that the value of the Sub accounts and/or the Guaranteed Account Value bear to the total unloaned Policy Account Value at the time the loan is made. Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

The collateral for a Policy loan is the loan amount plus accrued interest to the next Policy Anniversary, less interest at an effective annual rate of 4%, which is earned to such Policy Anniversary. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

Interest Credited to Loan Account. As long as the Policy is in force, NLICA credits the amount in the Loan Account with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law. The rate will apply to the calendar year that follows the date of determination. Loan interest credited is transferred to the accounts: (a) when loan interest is added to the loaned amount; (b) when a loan repayment is made; and (c) when a new loan is made. NLICA currently credits 4.5% interest annually to the amount in the Loan Account until the Policy's 10th anniversary or until Attained Age 60, whichever is later, and 5.75% annually thereafter. The tax consequences of a Policy loan after the later of a Policy's 10th anniversary or Attained Age 60 are less clear. Owners should consult a tax adviser with respect to such consequences.

Effect of Policy Loans. A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the Death Benefit. Loan amounts are not affected by the investment performance of the Sub accounts and may not be credited with the interest rates accruing on the Guaranteed Account. The amount of any outstanding Policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Insurance Proceeds at death.

Loan Repayments. An Owner may repay all or part of a Policy loan at any time while the Insured is alive and the Policy is in force. Unless prohibited by a particular state, NLICA will assume that any payments made while there is an outstanding loan is a loan repayment, unless it receives written instructions that the payment is a premium payment. Repayments up to the amount of the outstanding loan are allocated to the accounts based on the amount of the outstanding loan allocated to each account as of the date of repayment; any repayment in excess of the amount of the outstanding loan will be allocated to the accounts based on the amount of interest due on the portion of the outstanding loan allocated to each account. For this purpose, the amount of the interest due is determined as of the next Policy Anniversary. Failure to repay a loan or to pay loan interest will not cause the Policy to lapse unless the Net Cash Surrender Value on the Policy Processing Day is less than the Monthly Deduction due. (See "Policy Duration.")

Tax Considerations. Any loans taken from a Modified Endowment Contract will be treated as a taxable distribution. In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income. (See "Distributions from Policies Classified as Modified Endowment Contracts.") Depending upon the investment performance of the Sub accounts and the amounts borrowed, loans may cause the Policy to lapse. If the Policy is not a Modified Endowment Contract, lapse of the Policy with outstanding loans may result in adverse tax consequences. (See "Tax Treatment of Policy Benefits.")

Surrender Privilege

At any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may surrender the Policy for its Net Cash Surrender Value. You must complete and sign our surrender form and send it to us at our Service Center. You may obtain the surrender form by calling us at (800) 688-5177. The Net Cash Surrender Value is determined as of the date we receive the surrender form at our Service Center if it received on a Valuation Day. Otherwise, the Net Cash Surrender Value will be determined on the Valuation Day next following NLICA's receipt of the surrender form. At the time the Net Cash Surrender Value is determined, coverage under the Policy will end. NLICA generally will pay the Net Cash Surrender Value to the Owner within seven days after NLICA receives the signed surrender request. NLICA may postpone payment of surrenders under certain conditions. NLICA will assess a Surrender Charge if the Policy is surrendered before the 10th Policy Year. (See "Surrender Charges.") A surrender may have adverse federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

Partial Withdrawal Privilege

After the first Policy Year, at any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may withdraw a portion of the Policy's Net Cash Surrender Value. The minimum amount that may be withdrawn is $1,500. A withdrawal charge will be deducted from the Policy Account Value. A partial withdrawal will not result in the imposition of Surrender Charges.

NLICA will process each partial withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the request. NLICA generally will pay a partial withdrawal request within seven days after the Valuation Day when NLICA receives the request. NLICA may postpone payment of partial withdrawals under certain conditions.

The Owner may specify that NLICA allocate the withdrawn amount and withdrawal charge from specific Sub accounts but may not request that NLICA allocate this amount from the Guaranteed Account. If the Owner does not specify any Sub accounts, the withdrawn amount and withdrawal charge will be allocated based on the proportion that the Policy Account Value in any Subaccount and the Guaranteed Account bear to the total unloaned Policy Account Value.

The effect of a partial withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit option in effect and whether the Death Benefit is based on the applicable percentage of Policy Account Value. (See "Death Benefit Options.")

Option A. The effect of a partial withdrawal on the Face Amount and Death Benefit under Option A can be described as follows:

If the Death Benefit equals the Face Amount, a partial withdrawal will reduce the Face Amount and the Death Benefit by the amount of the partial withdrawal.

For the purposes of this illustration (and the following illustrations of partial withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness. The applicable percentage is 250% for an Insured with an Attained Age under 40.

Under Option A, a Policy with a Face Amount of $300,000 and a Policy Account Value of $30,000 will have a Death Benefit of $300,000. Assume that the Owner takes a partial withdrawal of $10,000. The partial withdrawal will reduce the Policy Account Value to $19,975 ($30,000 - $10,000 - $25) and the Death Benefit and Face Amount to $290,000 ($300,000 - $10,000).

If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, the Face Amount will be reduced by an amount equal to the amount of the partial withdrawal. The Death Benefit will be reduced to equal the greater of: (a) the Face Amount after the partial withdrawal; and (b) the applicable percentage of the Policy Account Value after deducting the amount of the partial withdrawal and expense charge.

Under Option A, a Policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000. Assume that the Owner takes a partial withdrawal of $49,975. The partial withdrawal will reduce the Policy Account Value to $250,000 ($300,000 - $49,975 - $25) and the Face Amount to $250,025 ($300,000 - $49,975). The Death Benefit is the greater of: (a) the Face Amount of $250,025; and (b) the applicable percentage of the Policy Account Value $625,000 ($250,000 x 2.5). Therefore, the Death Benefit will be $625,000.

Option B. The Face Amount will never be decreased by a partial withdrawal. A partial withdrawal will, however, always decrease the Death Benefit.

If the Death Benefit equals the Face Amount plus the Policy Account Value, a partial withdrawal will reduce the Policy Account Value by the amount of the partial withdrawal and expense charge and thus the Death Benefit will also be reduced by the amount of the partial withdrawal and the expense charge.

Under Option B, a Policy with a Face Amount of $300,000 and a Policy Account Value of $90,000 will have a Death Benefit of $390,000 ($300,000 + $90,000). Assume the Owner takes a partial withdrawal of $20,000. The partial withdrawal will reduce the Policy Account Value to $69,975 ($90,000 - $20,000 - $25) and the Death Benefit to $369,975 ($300,000 + $69,975). The Face Amount is unchanged.

If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, The Death Benefit will be reduced to equal the greater of: (a) the Face Amount plus the Policy Account Value after deducting the partial withdrawal and expense charge; and (b) the applicable percentage of Policy Account Value after deducting the amount of the partial withdrawal and the expense charge.

Under Option B, a Policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000 ($300,000 x 2.5). Assume the Owner takes a partial withdrawal of $149,975. The partial withdrawal will reduce the Policy Account Value to $150,000 ($300,000 - $149,975 - $25) and the Death Benefit to the greater of: (a) the Face Amount plus the Policy Account Value $450,000 ($300,000 + $150,000); and (b) the Death Benefit based on the applicable percentage of the Policy Account Value $375,000 ($150,000 x 2.5). Therefore, the Death Benefit will be $450,000. The Face Amount is unchanged.

Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.

Because a partial withdrawal can affect the Face Amount and the Death Benefit as described above, a partial withdrawal may also affect the Net Amount at Risk, which is used to calculate the cost of insurance charge under the Policy. (See "Cost of Insurance.") A request for partial withdrawal may not be allowed if or to the extent that such withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy. Also, if a partial withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, NLICA will not allow such partial withdrawal.

A partial withdrawal of Net Cash Surrender Value may have federal income tax consequences. (See "Tax Treatment of Policy Benefits.")

Accelerated Death Benefit Rider

Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months. For Owners who elected the Rider prior to November 13, 2001 (or such other date pursuant to state availability), the Rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional charge for this Rider. However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Long-Term Care Benefit Riders

NLICA offers three Long-Term Care Benefit Riders under the Policy: the Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider"), the Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider"), and the Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider"). If the Owner elects to add the LTC Acceleration Rider to the Policy, he or she must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider. The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

Under these riders, the Owner may receive periodic payments of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

1.	is unable to perform at least 2 activities of daily living without substantial human assistance for a period if at least 90 days due to a loss a functional capacity; or

2.	requires substantial supervision to protect the Insured from threats to heath and safety due to his or her own severe cognitive impairment.

The Long-Term Care Benefit Riders also provide for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified on the Policy schedule, and the waiver of Monthly Deductions after that date, as well as a residual Death Benefit.

An optional Long-Term Care Benefit Rider may also be elected which provides for periodic reimbursements of expenses incurred for "qualified long-term care services" following the full payment of the acceleration death benefit.

Each of the Long-Term Care Benefit Riders imposes a monthly charge on either the Net Amount at Risk under the Policy or the coverage amount of the rider. Depending on the rider, the charge may be at a rate that varies based on the Attained Age and sex of the Insured and increases annually as the Insured ages, or may be level for the duration of the rider based on the age of the Insured when the rider is issued. If the Owner increases the rider coverage amount, a new charge based on the Attained Age of the Insured at that time may apply to the increase. NLICA may increase the rates for these charges on a class basis. Once NLICA begins to pay benefits, NLICA waives the charge under certain of the riders until the Insured no longer qualifies for rider benefits and is not chronically ill.

There may be federal income tax consequences associated with the Long-Term Care Benefit Riders. NLICA believes that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Code. The exclusion of the LTC Acceleration Rider and the LTC Extended Rider benefit payments from taxable income, however, is contingent on each rider meeting specific requirements under the Code. While guidance is limited, NLICA believes that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

The Owner will be deemed to have received a distribution for tax purposes each time a deduction is made from the Policy Account Value to pay charges for the LTC Acceleration Rider or the LTC Extended Rider. The distribution will generally be taxed in the same manner as any other distribution under the Policy. In addition, the implications to the Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in Death Benefits under the Policy resulting from a benefit payment under the LTC Acceleration Rider are unclear. Owners should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLICA for: (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy. In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the contracts.

Premium Expense Charge

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge, which consists of:

Premium Tax Charge. Various states and some of their subdivisions impose a tax on premiums received by insurance companies. A charge is deducted from each premium payment to compensate NLICA for paying state premium taxes. Premium taxes vary from state to state but range from 0% to 4.0% of each premium payment. (Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.) A deduction of a percentage of the premium will be made from each premium payment. The applicable percentage will be based on the rate for the Insured's residence.

Percent of Premium Sales Charge. A percent of premium charge not to exceed 3% is deducted from each premium payment to partially compensate NLICA for federal taxes and the cost of selling the Policy. Currently, NLICA deducts 1.5% percent from each premium payment.

The Premium Expense Charge is a percentage of each premium payment. This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of the Premium Expense Charge NLICA will assess.

Surrender Charges

A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the tenth Policy Year. A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the tenth Policy Year. An Additional Surrender Charge, which is an Additional Deferred Administrative Charge and an Additional Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time within ten years after the effective date of an increase in Face Amount. A portion of an Additional Surrender Charge also is deducted if the related increase of Face Amount is decreased within ten years after such increase took effect.

These surrender charges are designed partially to compensate NLICA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records and Policy issue. NLICA does not expect the surrender charges to cover all of these costs. To the extent that they do not, NLICA will cover the shortfall from its General Account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Deferred Administrative Charge. The Deferred Administrative Charge is as follows:

	Charge per $1,000 Face Amount
	Issue Ages
Policy Year	1-5	15	25	35-80
1-6	0	$1.00	$2.00	$3.00
7	0	0.80	1.60	2.40
8	0	0.60	1.20	1.80
9	0	0.40	0.80	1.20
10	0	0.20	0.40	0.60
11	0	0	0	0

For Issue Ages not shown, the charge will increase pro rata for each full year.

The actual Deferred Administrative Charge is the charge described above less the amount of any Deferred Administrative Charge previously paid at the time of a decrease in Face Amount.

Deferred Sales Charge. The Deferred Sales Charge will not exceed the maximum Deferred Sales Charge specified in the Policy. The Deferred Sales Charge equals the lesser of a or b (and less any Deferred Sales Charge previously paid at the time of any prior decrease in Face Amount), where:

a = 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or

b = the following percentage of Target Premium:

Policy Year	% of Target Premium for the Initial Face Amount
1-6	50%
7	40%
8	30%
9	20%
10	10%
11+	0%

Additional Deferred Sales Charge. An Additional Deferred Sales Charge is associated with each increase in Face Amount. Each Additional Deferred Sales Charge is calculated in a manner similar to the Deferred Sales Charge associated with the Initial Face Amount. The Additional Deferred Sales Charge equals the lesser of a or b (and less any Additional Deferred Sales Charge for such increase previously paid at the time of any prior decrease in Face Amount), where:

a = 27% of all premiums received for the increase up to the first Target Premium for that increase during the first twelve Policy months after the increase plus 6% of all premiums thereafter; or

b = the following percentage of Target Premium:

Policy Year	% of Target Premium for the Initial Face Amount
1-6	50%
7	40%
8	30%
9	20%
10	10%
11+	0%

The maximum Target Premium for any Policy is $65.76 per $1,000 of Face Amount.

Surrender Charge Upon Decrease in Face Amount. A Surrender Charge may be deducted on a decrease in Face Amount. In the event of a decrease, the Surrender Charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. If there have been no increases in Face Amount, the fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the Surrender Charge. If more than one Surrender Charge is in effect (i.e., pursuant to one or more increases in Face Amount), the Surrender Charge will be applied in the following order: (1) the most recent increase; followed by (2) the next most recent increases, successively; and (3) the Initial Face Amount. Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, a proportionate share of the Surrender Charge for that increase or for the Initial Face Amount will be deducted.

Allocation of Surrender Charges. The Surrender Charge and any Additional Surrender Charge will be deducted from the Policy Account Value. For Surrender Charges resulting from Face Amount decreases, that part of any such Surrender Charge will reduce the Policy Account Value and will be allocated among the accounts based on the proportion that the value in each of the Sub accounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

Monthly Deductions

Charges will be deducted from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate NLICA for administrative expenses and for the insurance coverage provided by the Policy. The Monthly Deduction consists of four components - (a) the cost of insurance; (b) administrative charges; (c) insurance underwriting and expenses in connection with issuing the Policy (Initial Administrative Charge); and (d) the cost of any additional benefits provided by rider. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction may vary in amount from month to month. The Monthly Deduction is deducted from the Sub accounts and the Guaranteed Account in accordance with the allocation percentages for Monthly Deductions chosen by the Owner at the time of application, or as later changed by NLICA pursuant to the Owner's written request. If NLICA cannot make a Monthly Deduction on the basis of the allocation schedule then in effect, NLICA makes the deduction based on the proportion that the Owner's Guaranteed Account value and the value in the Owner's Sub accounts bear to the total unloaned Policy Account Value.

Cost of Insurance. Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary. NLICA will determine the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy month.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy Account Value. The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, partial withdrawals, and decreases in Face Amount. The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount. In determining the Net Amount at Risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount. If the Policy Account Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

A cost of insurance is also determined separately for the Initial Face Amount and any increases in Face Amount. In calculating the cost of insurance charge, the rate for the Premium Class on the Policy Date is applied to the Net Amount at Risk for the Initial Face Amount. For each increase in Face Amount, the rate for the Premium Class applicable to the increase is used. If, however, the Death Benefit is calculated as the Policy Account Value times the specified percentage, the rate for the Premium Class for the most recent Face Amount increase will be used for the amount of the Death Benefit in excess of the total Face Amount.

Any change in the Net Amount at Risk will affect the total cost of insurance charges paid by the Owner. NLICA expects to profit from cost of insurance charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate. The cost of insurance rate is based on the Attained Age, Sex, Premium Class of the Insured and Duration. The actual monthly cost on insurance rates will be based on NLICA's expectations as to future mortality and expense experience. They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy. These guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table. For Policies issued in states that require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum cost of insurance charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class and Duration.

Premium Class. The Premium Class of the Insured will affect the cost of insurance rates. NLICA uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured. NLICA currently places Insureds into one of three standard classes - preferred, nonsmoker, and smoker - or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Initial Administrative Charge. An Initial Administrative Charge of $17.50 is deducted from Policy Account Value on the Policy Date and on each of the next eleven Policy Processing Days.

Monthly Administrative Charge. A Monthly Administrative Charge (presently $7.50) is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction. This charge may be increased, but in no event will it be greater than $12 per month. This charge is intended to reimburse NLICA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Additional Benefit Charges. The Monthly Deduction will include charges for any additional benefits added to the Policy. The monthly charges will be specified in the applicable rider.

Face Amount Increase Charge

If the Face Amount is increased, an increase charge will be deducted from the Policy Account Value on the effective date of such increase. This charge, equal to $50 plus $1.00 per $1,000 of Face Amount increase will be deducted from the accounts based on the allocation schedule for Monthly Deductions in effect at such time. This charge may be increased, but in no event will it be greater than $50 plus $3.00 per $1,000 Face Amount increase. This charge is intended to reimburse NLICA for administrative expenses in connection with the Face Amount increase, including medical exams, review of the application for the increase, underwriting decisions and processing of the application, and changing Policy records and the Policy.

Partial Withdrawal Charge

A charge of $25 will be deducted from the Policy Account Value for each partial withdrawal of Net Cash Surrender Value. This charge is intended to compensate NLICA for the administrative costs in effecting the requested payment and in making all calculations that may be required by reason of the partial withdrawal.

Transfer Charge

After 12 transfers have been made in any Policy Year, a transfer charge of $25 will be deducted for each transfer during the remainder of such Policy Year to compensate NLICA for the costs of processing such transfers.

The transfer charge will be deducted from the amount being transferred. The transfer charge will not apply to transfers resulting from Policy loans, Automatic Asset Rebalancing, Dollar Cost Averaging, the exercise of special transfer rights and the initial reallocation of account values from the Money Market Subaccount to other Sub accounts. These transfers will not count against the 12 free transfers in any Policy Year.

Mortality and Expense Risk Charge

A daily charge will be deducted from the value of the net assets of the Sub accounts to compensate NLICA for mortality and expense risks assumed in connection with the Policy. This charge currently is deducted at an annual rate of 0.65% (or a daily rate of .0017808%) of the average daily net assets of each Subaccount. This charge may be increased, but in no event will it be greater than an annual rate of 0.90% of the average daily net assets of each Subaccount. The mortality risk assumed by NLICA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the mortality and expense risk charge proves insufficient, NLICA will provide for all death benefits and expenses and any loss will be borne by NLICA. Conversely, NLICA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub accounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus). Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio’s assets. Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner’s sub-account value. All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. NLICA charges an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest NLICA guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually). Moreover:

•	after offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually); and

•	after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).

Other Charges

The Separate Account purchases shares of the Funds at net asset value. The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios. The fees and expenses for the Funds and their Portfolios are described in the Funds' prospectuses.

THE GUARANTEED ACCOUNT

An Owner may allocate some or all of the Net Premiums and transfer some or all of the Policy Account Value to the Guaranteed Account, which is part of NLICA's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 4%). The principal, after deductions, is also guaranteed. NLICA's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor NLICA's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither NLICA's General Account, the Guaranteed Account, nor any interest therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts that are included in this prospectus are for prospective Owners' information and have not been reviewed by the SEC. However, such disclosures may be subject to certain general applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Policy Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of NLICA's General Account, NLICA assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to NLICA's general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Guaranteed Account value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. NLICA will credit the Guaranteed Account value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since NLICA, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, NLICA reserves the right to declare a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of NLICA. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Amounts deducted from the Guaranteed Account for partial withdrawals, Policy loans, transfers to the Sub accounts, Monthly Deductions or other changes are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.

NLICA reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

Calculation of Guaranteed Account Value. The Guaranteed Account value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

Surrenders and partial withdrawals from the Guaranteed Account may be delayed for up to six months. (See "Payment of Policy Benefits.")

Transfers from the Guaranteed Account

Within 30 days prior to or following any Policy Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Sub accounts. The amount transferred from the Guaranteed Account may not exceed 25% of the value of such account. If the request for such transfer is received within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary; if the written request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date NLICA receives the request at its Service Center.

OWNERSHIP AND BENEFICIARY RIGHTS

The Owner is the Insured unless a different Owner is named in the Application or thereafter changed. While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLICA. If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided. The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of NLICA's rights or requirements under the Policy must be in writing and signed by NLICA's president or a vice president. No agent may bind NLICA by making any promise not contained in the Policy.

Upon notice to the Owner, NLICA may modify the Policy:

•
to conform the Policy, NLICA's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLICA, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If NLICA modifies the Policy, NLICA will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLICA reserves the right to amend the provision to conform with these laws.

TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, NLICA may accept telephone, fax, and e-mail instructions from the Owner or an authorized third party regarding transfers, Dollar Cost Averaging, Automatic Asset Rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right and Partial Withdrawals (fax and e-mail only), provided the appropriate election has been made at the time of application or proper authorization is provided to NLICA. NLICA reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of Policies, for any reason.

NLICA will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and e-mail are genuine, and if NLICA follows such procedures, it will not be liable for any losses due to authorized or fraudulent instructions. NLICA, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures NLICA will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLICA's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the processing of a request. Although NLICA has taken precautions to help its systems handle heavy use, NLICA cannot promise complete reliability under all circumstances. If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN. NLICA will not be able to verify that the person providing instructions by telephone, fax, or e-mail is the Owner or is authorized by the Owner.

SPLIT DOLLAR ARRANGEMENTS

The Owner or Owners may enter into a split dollar arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Policy proceeds) are split between the parties. There are different ways of allocating such rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any death proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the death proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on NLICA unless in writing and received by NLICA.

New Guidance on Split Dollar Arrangements. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangements.

DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy. If dividends are ever declared, they will be paid under one of the following options:

(a) paid in cash; or

(b) applied as Net Premium.

The Owner must choose an option at the time the Application for the Policy is signed. If no option is chosen, any dividend will be applied as a Net Premium payment. The Owner may change the option by giving written notice to NLICA.

SUPPLEMENTARY BENEFITS

The following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deduction. (See the Fee Table for more information concerning rider expenses.)

An Owner's agent can help determine whether any of the riders are suitable. For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Other Insured Convertible Term Life Insurance rider. Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider. The most important factors that will affect an Owner's decision are: (a) the amount of premiums an Owner pays; (b) the cost of insurance charges under the Policy and under the rider; (c) the investment performance of the Sub accounts in which an Owner allocates premiums; (d) an Owner's level of risk tolerance; and (e) the length of time an Owner plans to hold the Policy. Owners should carefully evaluate all of these factors and discuss all of these options with their agents. For more information on electing a rider, contact the Service Center for a free copy of the SAI and for personalized illustrations that show different combinations of the Policy with various riders. These riders may not be available in all states. Please contact the Service Center for further details.

NLICA currently offers the following riders under the Policy:

•	Accelerated Death Benefit;

•	Disability Waiver Benefit;

•	Disability Waiver of Premium Benefit;

•	Change of Insured;

•	Children's Term;

•	Long-Term Care Benefit, which includes:

o	Long-Term Care Acceleration Benefit;

o	Long-Term Care Waiver Benefit; and

o	Long-Term Care Extended Insurance Benefit;

•	Other Insured Convertible Term Life Insurance; and

•	Final Policy Date Extension.

FEDERAL INCOME TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon NLICA's understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contacts. The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Internal Revenue Code, and there is limited guidance. NLICA anticipates that a Policy should satisfy the applicable requirements. In the absence of pertinent interpretations, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy. In addition, if an Owner elects the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. Please consult a tax adviser on these consequences. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Policy Account Value, the narrow investment objectives of certain Portfolios, as well as the number of Sub accounts, have not been explicitly addressed in published rulings. While NLICA believes that the Policies do not give Owners investment control over Separate Account assets, NLICA reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. NLICA believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary.

Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary. A tax adviser should be consulted on these consequences.

Generally, the Owner will not be deemed to be in receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," which have less favorable income tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. In general, a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the Death Benefit that is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy Years. To prevent a Policy from becoming a Modified Endowment

Contract, it may be necessary to limit premiums or to limit reductions in benefits. A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

•
All distributions other than Death Benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Policy only after all gain has been distributed.

•	Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

•
A 10 percent additional income tax is imposed on the amount includible in income except where the distribution or loan is made after the Owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

If a Policy becomes a Modified Endowment Contract, distributions that occur during the Policy Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than Death Benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Policy, and then as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with Policy loans after the later of the Policy's 10th anniversary or Attained Age 60 is less clear and a tax adviser should be consulted about such loans.

Finally, distributions from, and loans from or secured by, a Policy that is not a Modified Endowment Contract are not subject to the 10 percent additional income tax.

Investment in the Policy. The Owner's investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences. If a loan from a Policy that is not a Modified Endowment Contract is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and taxed accordingly.

Multiple Policies. All Modified Endowment Contracts that are issued by NLICA (or its affiliates) to the same Owner during any calendar year are required to be treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Accelerated Death Benefit Rider. The federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain. Owners should consult a qualified tax adviser about the consequences of requesting payment under this Rider.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear. The Owner should consult a tax adviser if he or she intends to keep the Policy in force beyond the Insured's 100th year.

Long-Term Care Benefit Riders. For a discussion of the tax consequences associated with the Long-Term Care Benefit Riders offered under the Policy, see "Long-Term Care Benefit Riders."

Special Rules for Pension and Profit-Sharing Plans

If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the Net Amount at Risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. The amount of this cost should be reported to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the Death Benefit over the Policy Account Value is not subject to the federal income tax. However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). Owners should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements

If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. On November 16, 2004, the IRS and the Treasury Department released proposed regulations that, if enacted in their current form, would prohibit the use of a life insurance contract in a 403(b) plan. In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

Foreign Tax Credits

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by NLICA, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.

Business Uses of the Policy

Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser. The Internal Revenue Service has also recently issued new guidance on split dollar insurance plans. In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Tax Shelter Regulations

Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Other Tax Considerations

The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

NLICA's Taxes

Under current federal income tax law, NLICA is not taxed on the Separate Account's operations. Thus, currently NLICA does not deduct charges from the Separate Account for its federal income taxes. NLICA reserves the right to charge the Separate Account for any future federal income taxes that it may incur.

Under current laws in several states, NLICA may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, NLICA may deduct charges for such taxes.

VOTING RIGHTS

All of the assets held in the Sub accounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds. The Funds do not hold routine annual shareholders' meetings. Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund. NLICA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with its view of present applicable law, NLICA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners. Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLICA in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions. Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Sub accounts in which their Policy values are allocated. The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting. Fractional shares will be counted. For each share of a Portfolio for which Owners have no interest, NLICA will cast votes, for or against any matter, in the same proportion as Owners vote.

If required by state insurance officials, NLICA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios. In addition, NLICA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLICA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLICA. If NLICA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this prospectus are created under applicable federal securities laws and regulations. If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLICA reserves the right to proceed in accordance with any such changed laws or regulations.

DISTRIBUTION OF POLICIES

Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell NLICA's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have selling agreements with 1717 or registered representatives of broker/dealers who have selling agreements with such broker/dealers. 1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the NASD. 1717 was organized under the Laws of Pennsylvania on January 22, 1969, and is an indirect wholly owned subsidiary of NLICA. 1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an underwriting agreement to which the Separate Account, 1717 and NLICA are parties. 1717 received $20,965,977, $19,767,859, and $21,289,040 during 2005, 2004, and 2003, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past 3 fiscal years. 1717 is also the principal underwriter of variable annuity contracts issued by NLICA and variable life and annuity contracts issued by Nationwide Life and Annuity Company of America, a wholly owned subsidiary of NLICA.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. The Owner also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an Application for a Policy is done by NLICA. NLICA will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free-Look provision.

NLICA no longer offers the Policies to the public.

Policy Pricing

We make many assumptions and account for many economic and financial factors in establishing the Policy's fees and charges. Policy charges are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the Policy exceed the deductions we make during the early stages of Policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial product. Accordingly, we have designed the Policy with features and underlying investment options that we believe support and encourage long-term ownership. The Fee Table earlier in this prospectus sets out the costs you will incur when you purchase and own the Policy. Following is a brief discussion describing how we use some of those charges to distribute the Policy and how some of the underlying investment options pay us for services we provide to them. You should consider these factors in conjunction with any other advice you may receive with respect to the Policy.

Distribution, Promotional and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy. During the first Policy Year, commissions will not be more than 50% of the premiums paid up to a target amount (used only to determine commission payments) and 2% of the premiums paid in excess of that amount. During Policy Years 2 through 10, the maximum sales commission will not be more than 5% of premiums paid, and after Policy Year 10, the maximum sales commission will be 2% of premiums paid. Further, for each premium received within 10 years following an increase in Face Amount, a commission on that premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year. Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value. Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year. In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two. Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement. The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm’s capabilities and demonstrated willingness to promote and market our products. The firms determine how these allowances are spent. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Portfolios. The Portfolios incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all Policy Owners, it serves as a single shareholder. By processing aggregated Policy Owner transactions, we relieve the Portfolio of the expense of processing individual Policy Owner transactions. We also pay the costs of selling the Policy (as outlined above), which benefits the Portfolios by allowing Policy Owners to purchase interests in the Sub-Accounts that correspond to the Portfolios. We perform all of the accounting and record keeping for the Sub-Accounts, and pay any processing costs associated with the purchase and redemption of interests in the Sub-Accounts. The Portfolios understand and acknowledge that, in performing these functions and incurring these costs, we provide a valuable service to the Portfolios. Accordingly, the Portfolios pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a Portfolio's 12b-1 plan, in which case they are deducted from Portfolio assets. Alternatively, such payments may be paid pursuant to service/administration or other similar agreements between the Portfolio adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the Portfolio assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the Portfolio.

When we determined the charges for the Policy, we considered the amount of these payments. Without these payments, charges would be higher. We only offer investment options as Portfolios under the Policy if they make these payments.

STATE VARIATIONS

Any state variations in the Policy are covered in a special Policy form for use in that state. The prospectus and SAI provide a general description of the Policy. An Owner's actual Policy and any endorsements or riders are the controlling documents. To review a copy of his or her Policy and its endorsements and riders, if any, the Owner should contact NLICA's Service Center.

LEGAL PROCEEDINGS

NLICA is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. NLICA does not believe, based on information currently known by NLICA’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NLICA’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on NLICA’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NLICA.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. NLICA and/or its affiliates has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NLICA and/or its affiliates. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition , state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of NLICA’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on NLICA in the future.

On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees. The plaintiffs seek to have each defendant judged jointly and severally liable for all damages. NLICA, along with virtually every other defendant, has filed a motion to dismiss the complaint for failure to state a claim. On August 24, 2004, the Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts. The Court did not dismiss three of the RICO counts and a count alleging unjust enrichment. On September 30, 2004, NLICA filed its answer, and discovery has commenced. NLICA intends to defend this lawsuit vigorously.

The general distributor, 1717, is not engaged in any litigation of any material nature.

FINANCIAL STATEMENTS

NLICA's consolidated financial statements and the financial statements of the Separate Account are contained in the SAI. NLICA's consolidated financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLICA's consolidated financial statements only as bearing upon its ability to meet its obligations under the Policies. For a free copy of these consolidated financial statements and/or the SAI, Owners should call or write to NLICA at its Service Center.

DEFINITIONS
Additional Surrender Charge

The separately determined deferred administrative charge and deferred sales charge deducted from the Policy Account Value upon surrender or lapse of the Policy within 10 years of the effective date of an increase in Face Amount. A pro rata Additional Surrender Charge will be deducted for a reduction in Face Amount within 10 years of the effective date of a Face Amount increase. The maximum Additional Surrender Charge will be shown in the Policy schedule pages reflecting the Face Amount increase.

Application	The application the Owner must complete to purchase a Policy plus all forms required by NLICA or applicable law.
Attained Age	The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Beneficiary

The person(s) or entity(ies) designated to receive all or some of the Insurance Proceeds when the Insured dies. The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLICA. If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

Cash Surrender Value	The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge.
Death Benefit

Under Option A, the greater of the Face Amount or a percentage of the Policy Account Value on the date of death; under Option B, the greater of the Face Amount plus the Policy Account Value on the date of death, or a percentage of the Policy Account Value on the date of death.

Duration

The number of full years the insurance has been in force - for the Initial Face Amount, measured from the Policy Date; for any increase in Face Amount, measured from the effective date of such increase.

Evidence of Insurability

The medical records or other documentation that NLICA may require to satisfy the Policy's underwriting standards. NLICA may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLICA generally requires more documentation for Insureds in classes with extra ratings. NLICA also may require different and/or additional evidence depending on the transaction requested; for example, NLICA may require more documentation for the issuance of a Policy than for an increase in Face Amount.

Face Amount	The Initial Face Amount plus any increases in Face Amount and minus any decreases in Face Amount.
Final Policy Date

The Policy Anniversary nearest the Insured's Attained Age 100 at which time the Policy Account Value, if any, (less any outstanding Policy loan and accrued interest) will be paid to the Owner if the Insured is living. The Policy will end on the Final Policy Date.

Grace Period	The 61-day period allowed for payment of a premium following the date NLICA mails notice of the amount required to keep the Policy in force.
Initial Face Amount Insurance Proceeds	The Face Amount of the Policy on the Issue Date. The Face Amount may be increased or decreased after issue. The net amount to be paid to the Beneficiary when the Insured dies.

Insured	The person upon whose life the Policy is issued.
Issue Age	The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Loan Account	The account to which the collateral for the amount of any Policy loan is transferred from the Sub accounts and/or the Guaranteed Account.
Minimum Annual Premium	The annual amount that is used to determine the Minimum Guarantee Premium. This amount is stated in each Policy.
Minimum Face Amount	The Minimum Face Amount is $50,000 for all Premium Classes except preferred. For the preferred Premium Class, the Minimum Face Amount is $100,000.
Minimum Guarantee Premium	The Minimum Annual Premium multiplied by the number of months since the Policy Date (including the current month) divided by 12.
Minimum Initial Premium	Equal to the Minimum Annual Premium multiplied by the following factor for the specified premium mode at issue: Annual - 1.0; Semi-annual - 0.5; Quarterly - 0.25; Monthly - 0.167.
Monthly Deductions

The amount deducted from the Policy Account Value on each Policy Processing Day. It includes the monthly administrative charge, the initial administrative charge, the monthly cost of insurance charge, and the monthly cost of any benefits provided by riders.

Net Amount at Risk	The amount by which the Death Benefit exceeds the Policy Account Value.
Net Cash Surrender Value	The Cash Surrender Value minus any outstanding Policy loans and accrued interest.
Net Premiums	The remainder of a premium after the deduction of the Premium Expense Charge.
Owner	The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.
Planned Periodic Premium

The premium amount that the Owner plans to pay at the frequency selected. The Owner is entitled to receive a reminder notice and change the amount of the Planned Periodic Premium. The Owner is not required to pay the Planned Periodic Premium.

Policy Account Value	The sum of the Policy's values in the Separate Account, the Guaranteed Account, and the Loan Account.
Policy Anniversary	The same day and month as the Policy Date in each later year.
Policy Date

The date set forth in the Policy that is used to determine Policy Years and Policy Processing Days. The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLICA and the proposed Insured.

Policy Issue Date	The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day	The day in each calendar month which is the same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.
Policy Year	A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class	The classification of the Insured for cost of insurance purposes. The standard classes are: non-smoker, smoker, and preferred. There also are classes with extra ratings.

Premium Expense Charge	The amount deducted from a premium payment, which consists of the Premium Tax Charge and the Percent of Premium Sales Charge.
SAI

The Statement of Additional Information ("SAI") that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the prospectus. Owners may obtain a copy of the SAI by writing or calling NLICA at the Service Center.

Separate Account	The Nationwide Provident VLI Separate Account 1.
Service Center	The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.
Surrender Charge

The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first 10 Policy Years. A pro rata Surrender Charge will be deducted upon a decrease in the Initial Face Amount during the first 10 Policy Years. The maximum Surrender Charge is shown in the Policy. The Surrender Charge is determined separately from the Additional Surrender Charge.

Target Premium	An amount of premium payments, computed separately for each increment of Face Amount, used to compute Surrender Charges and Additional Surrender Charges.
Valuation Day

Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, NLICA is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period

The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing until the close of business on the next Valuation Day. Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

APPENDIX A: PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

The Alger American Fund - Alger American Small Capitalization Portfolio: Class O Shares
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
The following mutual fund is only available in policies issued before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
The following mutual fund is only available in policies issued before May 1. 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania.
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
The following mutual fund is only available in policies issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
The following mutual fund is only available in policies issued before May 1, 2006.
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class III
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class III
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class IV
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT International Value Fund: Class IV
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT S&P 500 Index Fund: Class IV
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class IV
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class IV
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Balanced Portfolio: Service Shares
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
The following mutual fund is only available in policies issued before May 1, 2006.
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see “Short-Term Trading Fees” earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
The following mutual fund is only available in policies issued before May 1, 2004.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1. 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
The following mutual fund is only available in policies issued before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
The following mutual fund is only available in policies issued before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
The underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Discovery Fund
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund
The following mutual fund is only available in policies issued before May 1, 2003.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

To learn more about this policy, the Owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and cash values, and to request other information about the policy please call our Service Center at 1-800-688-5177 or write us at our Service Center at Nationwide Life Insurance Company of America, 300 Continental Drive, Newark, Delaware, 19713.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-4460
Securities Act of 1933 Registration File No. 033-42133

Options Plus

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

Main Administrative Office:
1000 Chesterbrook Boulevard
Berwyn, Pennsylvania 19312
(610) 407-1717

Service Center:
300 Continental Drive
Newark, Delaware 19713
(800) 688-5177

STATEMENT OF ADDITIONAL INFORMATION
Flexible Premium Adjustable Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2006 and the prospectuses for the Funds. The Owner may obtain a copy of these prospectuses by writing or calling NLICA at the address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2006.

TABLE OF CONTENTS
Additional Policy Information	2	Accelerated Death Benefit Rider
The Policy		Other Riders
Temporary Insurance Coverage		Illustrations	9
Right to Contest		Performance Data	9
Misstatement of Age or Sex		Rating Agencies
Suicide Exclusion		Money Market Yields
Assignments		Historical Performance of the Sub accounts
Beneficiary		Standard & Poor's	10
Change of Owner or Beneficiary		Additional Information	10
Premium Classes		IMSA
Loan Interest		Potential Conflicts of Interest
Effect of Policy Loans		Policies Issued in Conjunction with Employee Benefit Plans
Allocations of Policy Account Value and Subsequent Premium Payments		Legal Developments Regarding Unisex Actuarial Tables
Delays in Payments of Policy Benefits		Safekeeping of Account Assets
Dollar Cost Averaging		Policy Reports
Automatic Asset Rebalancing		Records
Charge Discounts for Sales to Certain Policies		Experts
Benefit Payable on Final Policy Date		Additional Information about the Company
Settlement Options		Additional Information about the Separate Account
Policy Termination		Other Information
Supplemental Benefits and Riders	5	Financial Statements
Long-Term Care Benefit Riders

1

ADDITIONAL POLICY INFORMATION

The Policy

The Policy and the Application(s) attached thereto are the entire contract. Only statements made in the Applications can be used to void the Policy or deny a claim. NLICA assumes that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. NLICA relies on those statements when it issues or changes a Policy. Only the President or a Vice President of NLICA can agree to change or waive any provisions of the Policy and only in writing. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

Temporary Insurance Coverage

At the time the Application for the Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy, by answering "no" to the health questions of the temporary agreement and submitting payment of the Minimum Initial Premium with the Application, but only if the Application is dated the same day as, or earlier than, the temporary insurance agreement. Temporary insurance coverage will take effect as of the date of the temporary insurance agreement.

The amount of temporary insurance coverage under the agreement is the lesser of the Face Amount applied for or $500,000. Temporary coverage under the agreement will end on the earliest of: (a) the 90th day from the date of the agreement; (b) the date that insurance takes effect under the Policy; (c) the date a policy, other than as applied for, is offered to the Applicant; or (d) five days from the date that NLICA mails a notice of termination coverage.

Right to Contest

NLICA has the right to contest the validity of a Policy based on material misstatements made in the Application for the Policy or a change. However, NLICA will not contest the Policy (or any change) after it (or the change) has been in force during the Insured's lifetime for two years from the Policy Issue Date.

Misstatement of Age or Sex

If the Insured's age or sex has been misstated in the Application, the Death Benefit and any benefits provided by riders will be such as the most recent Monthly Deductions would have provided at the correct age and sex. No adjustment will be made to the Policy Account Value.

Suicide Exclusion

In the event of the Insured's suicide within two years from the Issue Date of the Policy (except where state law requires a shorter period) NLICA's liability is limited to the payment to the Beneficiary of a sum equal to the premiums paid less any Policy loan and accrued interest and any partial withdrawals.

If the Insured commits suicide within two years (or shorter period required by state law) from the effective date of any Policy change which increases the Death Benefit, the amount which NLICA will pay with respect to the increase will be the Monthly Deductions for the cost of insurance attributable to such increase and the expense charge for the increase.

Assignments

The Owner may assign any and all rights under the Policy. No assignment binds NLICA unless in writing and received by NLICA at its Service Center. NLICA assumes no responsibility for determining whether an assignment is valid and the extent of the assignee's interest. All assignments will be subject to any Policy loan. The interest of any Beneficiary or other person will be subordinate to any assignment. A Beneficiary may not commute, encumber, or alienate Policy benefits, and to the extent permitted by applicable law, such benefits are not subject to any legal process for the payment of any claim against the payee.

Beneficiary

The Beneficiary is designated in the Application for the Policy, unless thereafter changed by the Owner during the Insured's lifetime by written notice to NLICA. Any Insurance Proceeds for which there is not a designated Beneficiary surviving at the Insured's death are payable in a single sum to the Insured's executors or administrators.

Change of Owner or Beneficiary

As long as the Policy is in force, the Owner or Beneficiary may be changed by written request in a form acceptable to NLICA. If two or more persons are named as Beneficiaries, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. The change will take effect as of the date it is signed, whether or not the Insured is living when the request is received by

2

NLICA. NLICA will not be responsible for any payment made or action taken before it receives the written request. A change in the Policy's ownership may have federal income tax consequences.

Premium Classes

NLICA currently places each Insured into one of three standard Premium Classes - preferred, nonsmoker, and smoker - or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings. The preferred Premium Class is only available if the Face Amount equals or exceeds $100,000. Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class. Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

Since the nonsmoker designation is not available for Insureds under Attained Age 21, shortly before an Insured attains age 21, NLICA may notify the Insured about possible classification as a nonsmoker. If the Insured does not qualify as a nonsmoker or does not respond to the notification, cost of insurance rates will remain as shown in the Policy. However, if the Insured does respond to the notification and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

Loan Interest

Interest Rate Charged. Interest is due at the end of each Policy Year. If interest is not paid when due, it is added to the loan balance and bears interest at the same rate beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on the Owner's written instructions. If there are no written instructions or the Policy Account Value in the specified Sub accounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value of the Sub accounts under a Policy bear to the total unloaned Policy Account Value.

Allocation of Loan Collateral. NLICA will deduct the collateral for a Policy loan from the Sub accounts and/or the Guaranteed Account based upon the proportion that the value of the Sub accounts and/or the Guaranteed Account value bear to the total unloaned Policy Account Value, and transfer this amount to the Loan Account. The collateral is recalculated: (a) when loan interest is repaid or added to loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral.

Effect of Policy Loans

Policy loans, whether or not repaid, will have a permanent effect on the Policy Account Value, the Cash Surrender Value, and Net Cash Surrender Value and may permanently affect the Death Benefit under the Policy. The effect on the Policy Account Value and Death Benefit could be favorable or unfavorable, depending on whether the investment performance of the Sub accounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy will be lower when the credited interest rate is less than the investment experience of assets held in the Sub accounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be. The death proceeds will be reduced by the amount of any outstanding Policy loan.

Allocations of Policy Account Value and Subsequent Premium Payments

A special method is used to allocate a portion of the existing Policy Account Value to an increase in Face Amount and to allocate subsequent premium payments between the Initial Face Amount and the increase. The Policy Account Value is allocated according to the ratio between the guideline annual premium for the Initial Face Amount and the guideline annual premium for the total Face Amount on the effective date of the increase before any deductions are made. For example, if the guideline annual premium is equal to $4,500 before an increase and is equal to $6,000 after an increase, the Policy Account Value on the effective date of the increase would be allocated 75% ($4,500/$6,000) to the Initial Face Amount and 25% to the increase. Premium payments made on or after the effective date of the increase are allocated between the Initial Face Amount and the increase using the same ratio as is used to allocate the Policy Account Value. In the event there is more than one increase in Face Amount, guideline annual premiums for each increment of Face Amount are used to allocate Policy Account Values and premium payments among the various increments of Face Amounts.

Delays in Payments of Policy Benefits

Insurance Proceeds under a Policy will ordinarily be paid to the Beneficiary within seven days after NLICA receives proof of the Insured's death at its Service Center and all other requirements are satisfied. Insurance Proceeds will be paid in a single sum unless an alternative settlement option has been selected.

If Insurance Proceeds are payable in a single sum, interest at the annual rate of 3% or any higher rate declared by NLICA or required by law is paid on the Insurance Proceeds from the date of death until payment is made.

Any amounts payable as a result of surrender, partial withdrawal, or Policy loan will ordinarily be paid within seven days of receipt of the payment request at NLICA's Service Center in a form satisfactory to NLICA.

3

Generally, the amount of a payment from the Sub accounts will be determined as of the date of receipt by NLICA of all required documents. However, NLICA may defer the determination or payment of such amounts if the date for determining such amounts falls within any period during which: (1) the disposal or valuation of a Subaccount's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the SEC's rules and regulations, trading is restricted or an emergency is deemed to exist; or (2) the SEC by order permits postponement of such actions for the protection of NLICA policyholders. As to amounts allocated to the Guaranteed Account, NLICA may defer payment of any withdrawal or surrender of Net Cash Surrender Value and the making of a loan for up to six months after NLICA receives a payment request at its Service Center. NLICA will pay interest, at a rate of 3% a year, on any payment NLICA defers for 30 days or more as described above.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, NLICA may be required to reject a premium payment. NLICA also may be required to provide additional information about an Owner's account to government regulators. In addition, NLICA also may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or Death Benefits, until instructions are received from the appropriate regulator.

The Owner may decide the form in which proceeds will be paid. During the Insured's lifetime, the Owner may arrange for the Insurance Proceeds to be paid in a lump sum or under a settlement option. These choices are also available upon surrender of the Policy for its Net Cash Surrender Value and for payment of the Policy Account Value on the Final Policy Date. If no election is made, payment will be made in a lump sum. The Beneficiary may also arrange for payment of the Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary is changed, any prior arrangements with respect to the payment option will be canceled.

Dollar Cost Averaging

If the Owner elects the Dollar Cost Averaging program, specified dollar amounts will be systematically and automatically transferred, on a monthly basis, from a selected Subaccount to any other Subaccount or the Guaranteed Account. Transfers may not come from the Guaranteed Account. Dollar Cost Averaging may be elected for a period of 6, 12, 18, 24, 30 or 36 months. To qualify for Dollar Cost Averaging, the following minimum amount of Policy Account Value must be allocated to a Subaccount: 6 months - $3,000; 12 months - $6,000; 18 months - $9,000; 24 months - $12,000; 30 months - $15,000; 36 months - $18,000. At least $500 must be transferred from the Subaccount each month. The amount required to be allocated to the Subaccount can be made from an initial or subsequent investment or by transferring amounts into the Subaccount from the other Sub accounts or from the Guaranteed Account. Each monthly transfer is split among the Sub accounts or the Guaranteed Account based upon the percentages elected. Dollar Cost Averaging may not be elected if Automatic Asset Rebalancing has been elected or if a Policy loan is outstanding.

Dollar Cost Averaging may be elected in the Application or by completing an election form and returning it to NLICA by the beginning of the month. When an election form is received, Dollar Cost Averaging will commence on the first Policy Processing Day after the later of: (a) the Policy Date; (b) the 15-day period when premiums are allocated to the Money Market Subaccount in certain states; and (c) when the Subaccount value equals or exceeds the greater of the minimum amount stated above and the amount of the first monthly transfer.

Once Dollar Cost Averaging transfers have commenced, they occur monthly on the Policy Processing Day until the specified number of transfers has been completed, or: (a) a Policy loan is requested; (b) the Policy goes into the Grace Period; or (c) there is insufficient value in the Subaccount to make the transfer. The Owner may instruct NLICA in writing to cancel Dollar Cost Averaging transfers at any time.

Transfers made under the Dollar Cost Averaging program do not count toward the 12 transfers permitted each Policy Year without imposing the transfer charge. NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner. Written notice will be sent to the Owner confirming each transfer and when the Dollar Cost Averaging program is terminated. The Owner and agent are responsible for reviewing the confirmation to verify that the transfers are being made as requested.

Automatic Asset Rebalancing

If the Owner elects the Automatic Asset Rebalancing program, periodic transfers of Policy Account Value will be made among the Sub accounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages. Election of this feature may be made in the Application or at any time after the Policy is issued by properly completing the election form and returning it to NLICA. The election may be revoked at any time.

Rebalancing may be done quarterly or annually. Rebalancing terminates when the total value in the Sub accounts is less than $1,000; a transfer is made; a change is made to the current premium allocation instructions; or NLICA receives a written request to terminate the program. NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason.

Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups. NLICA may reduce or waive certain charges (such as the Premium Expense Charge, Surrender Charge, monthly administration charge, monthly cost of insurance charge, or other charges) where the size or nature of such sales results in savings to NLICA with respect to sales, underwriting, administrative, or other

4

costs. NLICA also may reduce or waive charges on Policies sold to officers, directors, and employees of NLICA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, NLICA reduces or waives charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Owners.

Benefit Payable on Final Policy Date

If the Insured is living on the Final Policy Date (at Insured's Attained Age 100), NLICA will pay the Owner the Policy Account Value less any outstanding Policy loan and accrued interest and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within seven days of the Final Policy Date.

Settlement Options

In lieu of a single sum payment on death or surrender, an election may be made to apply the Insurance Proceeds under any one of the fixed-benefit settlement options provided in the Policy. The options are briefly described below. Please refer to the Policy for more details. As part of NLICA's General Account assets, settlement option proceeds may be subject to claims of creditors. Even if the Death Benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings. Owners should consult a tax adviser as to the tax treatment of payments under settlement options.

Proceeds at Interest Option. Left on deposit to accumulate with NLICA with interest payable at a rate of at least 3% per year.

Installments of a Specified Amount Option. Payable in equal installments of the amount elected with NLICA's consent at 12, 6, 3, or 1-month intervals, as elected until Insurance Proceeds applied under the option and interest on the unpaid balance at 3% per year and any additional interest are exhausted.

Installments for a Specified Period Option. Payable in the number of equal monthly installments set forth in the election. Payments may be increased by additional interest, which would increase the installments certain. The guaranteed interest rate is 3% per year.

Life Income Option. Payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the Insurance Proceeds applied under the option are exhausted, as elected.

Joint and Survivor Life Income. Payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months, as elected.

NLICA may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

Policy Termination

The Policy will terminate on the earliest of: (a) the Final Policy Date; (b) the end of the Grace Period without a sufficient payment; (c) the date the Insured dies; or (d) the date the Policy is surrendered.

SUPPLEMENTAL BENEFITS AND RIDERS

Long-Term Care Benefit Riders

NLICA offers the following three Long-Term Care Benefit Riders:

•	Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")

•	Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")

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•	Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")

If the Owner elects to add the LTC Acceleration Rider to the Policy, the Owner must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider. The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

The riders have conditions that may affect other rights and benefits that the Owner has under the Policy. For example, NLICA restricts the ability of the Owner to allocate premiums and Policy Account Value to the Separate Account while benefits are being paid. In addition, each rider imposes a separate monthly charge that will be deducted from the Policy Account Value as part of the Monthly Deduction.

Owners residing in states that have approved the Long-Term Care Benefit Riders may generally elect to add them to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability and increasing the Face Amount. The Long-Term Care Benefit Riders are not yet available in all states and the terms under which they are available may vary from state to state. There is no assurance that the Long-Term Care Benefit Riders will be approved in all states or that they will be approved under the terms described herein.

These riders may not cover all of the long-term care expenses incurred by the Insured during the period of coverage. Each rider contains specific details that the Owner should review before adding the rider to the Policy. The Owner should consult a tax adviser before adding the LTC Acceleration Rider or the LTC Extended Rider to the Policy.

1.	Long-Term Care Acceleration Benefit Rider

Operation of the Long-Term Care Acceleration Benefit Rider. The LTC Acceleration Rider provides for periodic payments to the Owner of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

(1) is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity; or

(2) requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this rider will not begin until NLICA receives proof that the Insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the rider, while the Policy was in force (the "elimination period"). The Owner must continue to submit periodic evidence of the Insured's continued eligibility for rider benefits.

NLICA determines a maximum amount of Death Benefit that NLICA will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the rider, divided by the minimum months of acceleration benefits stated in the Policy schedule. The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.

Each benefit payment reduces the remaining Death Benefit under the Policy, and causes a proportionate reduction in the Face Amount, Policy Account Value, and Surrender Charge. If the Owner has a Policy loan, NLICA will use a portion of each benefit to repay indebtedness. NLICA will recalculate the Maximum Monthly Benefit if the Owner makes a partial withdrawal of Policy Account Value, and for other events described in the rider.

Restrictions on Other Rights and Benefits. Before NLICA begins paying any benefits, NLICA will transfer all Policy Account Value from the Separate Account to the Guaranteed Account. In addition, the Owner will not be permitted to transfer Policy Account Value or allocate any additional premiums to the Separate Account while rider benefits are being paid. The Owner's participation in any of the automatic investment plans (such as Dollar Cost Averaging) will also be suspended during this period. If the Death Benefit on the Policy is Option B, NLICA will change it to Option A.

If the Insured no longer qualifies for rider benefits, is not chronically ill, and the Policy remains in force, the Owner will be permitted to allocate new premiums or transfer existing Policy Account Value to the Separate Account, and to change the Death Benefit option. NLICA will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

Charges for the Rider. The LTC Acceleration Rider imposes a monthly charge on the Net Amount at Risk under the Policy. This charge is at a rate that varies based on the age and sex of the Insured, and increases annually as the Insured ages. NLICA may increase the rates for this charge on a class basis. Once NLICA begins to pay benefits, the LTC Acceleration Rider waives this charge until the Insured no longer qualifies for rider benefits and is not chronically ill.

Termination of the Rider. The rider will terminate when the acceleration death benefit is zero, the Policy terminates, or the Owner requests to terminate the rider.

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2. Long-Term Care Waiver Benefit Rider

Operation of the Long-Term Care Waiver Benefit Rider. After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified in the Policy schedule, and the waiver of Monthly Deductions after that date. This rider also provides a residual Death Benefit. The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

Charges for the Rider. The LTC Waiver Rider imposes a monthly charge on the Net Amount at Risk under the Policy. This charge is at a rate that varies based on the age and sex of the Insured, and increases annually as the Insured ages.

Termination of the Rider. The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments), or on the Policy Anniversary when the Insured's Attained Age is 100.

3.	Long-Term Care Extended Insurance Benefit Rider

Operation of the Long-Term Care Extended Insurance Benefit Rider. Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the rider. There is no new elimination period under this rider if benefits are continuous. The Owner must continue to submit periodic evidence of the Insured's eligibility for rider benefits.

NLICA determines a maximum amount of benefit that NLICA will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the rider coverage amount divided by the minimum months of acceleration benefits shown on the Policy schedule. The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.

Charges for the Rider. The LTC Extended Rider imposes a monthly charge on the coverage amount of the rider. This charge is level for the duration of the rider and based on the Issue Age of the Insured when the rider is issued. If the Owner increases the rider coverage amount, a new charge based on the Issue Age of the Insured at that time will apply to the increase. NLICA may increase the rates for this charge on a class basis. Once NLICA begins to pay benefits under the LTC Acceleration Rider, NLICA waives this charge until the Insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.

Termination of the Rider. The LTC Extended Rider will terminate when benefits under the rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the Death Benefit through acceleration payments), or the Owner requests to terminate the rider.

Accelerated Death Benefit Rider

Owners residing in states that have approved the Accelerated Death Benefit rider (the "ADB Rider") may generally elect to add it to their Policy at any time, subject to NLICA receiving satisfactory additional Evidence of Insurability. The ADB Rider is not yet available in all states and the terms under which it is available may vary from state to state. There is no assurance that the ADB Rider will be approved in all states or that it will be approved under the terms described herein.

The ADB Rider permits the Owner to receive, at his or her request and upon approval by NLICA, an accelerated payment of part of the Policy's Death Benefit generally when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months. For Owners who elected the ADB Rider prior to November 13, 2001 (or such other date pursuant to state availability), the ADB rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no charge for adding the ADB Rider to a Policy. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.

Tax Consequences of the ADB Rider. The federal income tax consequences associated with adding the ADB Rider or receiving the accelerated death benefit are uncertain. Accordingly, Owners should consult a tax adviser before adding the ADB Rider to a Policy or requesting an accelerated death benefit.

Amount of the Accelerated Death Benefit. The ADB Rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible Death Benefit less 25% of any outstanding Policy loans and accrued interest. The ADB Rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to an Owner by NLICA and its subsidiaries to $250,000. This $250,000 maximum may be increased, as provided in the ADB Rider, to reflect inflation. The term eligible Death Benefit under the ADB Rider means:

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The Insurance Proceeds payable under a Policy if the Insured died at the time a claim for an accelerated death benefit is approved by NLICA, minus:

1.	any dividend accumulations;

2.	any dividends due and not paid;

3.	any dividend payable at death if the Insured died at such time;

4.	any premium refund payable at death if the Insured died at such time; and

5.	any insurance payable under the terms of any other rider attached to a Policy.

An Owner must submit written notice to request the accelerated death benefit. The Owner may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay premiums and Policy loan interest. There are no restrictions on the Owner's use of the benefit. An Owner may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds at death under the Policy will be paid to the Beneficiary in a lump sum.

Conditions for Receipt of the Accelerated Death Benefit. In order to receive an accelerated death benefit payment, a Policy must be in force other than as extended term insurance and an Owner must submit due proof of eligibility and a completed claim form to NLICA at its Service Center. Due proof of eligibility means a written certification (described more fully in the ADB Rider) in a form acceptable to NLICA, from a treating physician stating that the Insured has a terminal illness or, if applicable, is expected to be permanently confined to a nursing care facility.

NLICA may request additional medical information from an Owner's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the accelerated death benefit. NLICA will not approve a claim for an accelerated death benefit payment if a Policy is assigned in whole or in part, if the terminal illness or permanent confinement is the result of intentionally self-inflicted injury or if the Owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit.

Operation of the ADB Rider. The accelerated death benefit is made in the form of a Policy loan up to the amount of the maximum loan available under a Policy at the time the claim is approved, resulting in a Policy loan being made in the amount of the requested benefit. This Policy loan operates as would any loan under the Policy.

To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to the Owner and a lien will be placed on the Death Benefit payable under the Policy (the "death benefit lien") in the amount of this advance. Interest will accrue daily, at a rate determined as described in the ADB Rider, on the amount of this advance and upon the death of the Insured the amount of the advance and accrued interest thereon will be subtracted from the amount of Insurance Proceeds at death.

Effect on Existing Policy. The Insurance Proceeds at death otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon. In addition, if the Owner makes a request for a surrender, a Policy loan or a withdrawal, the Policy's Net Cash Surrender Value and loan value will be reduced by the amount of any outstanding death benefit lien plus accrued interest. Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the loan value being reduced to zero.

Premiums and Policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future Periodic Planned Premiums and Policy loan interest may be paid automatically through additional accelerated death benefits.

In addition to lapse under the applicable provisions of the Policy, a Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at death.

Other Riders

In addition to the ADB Rider and Long-Term Care Benefit Riders, the following riders offer other supplementary benefits. Most are subject to various age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. The cost of each rider is included in the Monthly Deduction.

Disability Waiver Benefit. A Disability Waiver Benefit Rider provides that in the event of the Insured's total disability before Attained Age 60 and continuing for at least six months, NLICA will apply a premium payment to the Policy on each Policy Processing Day during the first two Policy Years (the amount of the payment will be based on the Minimum Annual Premium). NLICA will also waive all Monthly Deductions after the commencement of and during the continuance of such total disability after the first two Policy Years.

Disability Waiver of Premium Benefit. A Policy may include the Disability Waiver of Premium Benefit Rider that provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, NLICA will apply a premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled.

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At the time of application, the Owner selects a monthly benefit amount. This amount is generally intended to reflect the amount of the premiums expected to be paid monthly. In the event of Insured's total disability the amount of the premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or (b) the monthly average of the premium payments less partial withdrawals for the Policy since its Policy Date. An Owner cannot elect this rider and another disability waiver benefit rider with the same Policy.

This supplementary benefit must be selected at the time of application and cannot be added after issue. However, for Policies issued prior to the date the Disability Waiver of Premium Benefit Rider is approved in a particular state, the rider can be added as a supplementary benefit to the Policy within 6 months after state approval. NLICA reserves the right to require Evidence of Insurability to add this rider to an existing Policy.

Change of Insured. A Change of Insured Rider permits the Owner to change the Insured, subject to certain conditions and Evidence of Insurability. The Monthly Deduction for the cost of insurance is adjusted to that for the new Insured as of the effective date of the change. A change of Insured is a taxable event.

Children's Term Rider. A Children's Term Insurance Rider provides level term insurance on each insured child until the earlier of age 25 of the child or the Policy Anniversary nearest the Insured's 65th birthday. When the term insurance expires on the life of an insured child, it may be converted without Evidence of Insurability to a whole life policy providing a level face amount of insurance and a level premium. The new policy may be up to five times the amount of the term insurance. The rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child. Each insured child under a rider will have the same amount of insurance. This rider must be selected at the time of application for the Policy or an increase in Face Amount.

Other Insured Convertible Term Life Insurance. An Other Insured Convertible Term Life Insurance Rider provides additional term insurance on an insured other than the Insured, on whom the Insured has an insurable interest. This rider will terminate at the earlier of Attained Age 100 (80 in New York) of the other Insured or at the termination or maturity of the Policy. If the Policy is extended by the Final Policy Date Extension Rider, the Convertible Term Life Insurance Rider will terminate on the original maturity date.

Final Policy Date Extension. A Final Policy Date Extension Rider extends the Final Policy Date of a Policy 20 years from the original Final Policy Date. It may only be added on or after the anniversary nearest the Insured's 90th birthday. There is no charge for adding this rider. The Death Benefit after the original Final Policy Date will be the Policy Account Value. All other riders attached and in effect on the original Final Policy Date will terminate on the original Final Policy Date.

The tax consequences of: (1) adding a Final Policy Date Extension Rider to the Policy; and (2) the Policy continuing in force after the Insured's 100th birthday are uncertain. Prospective Owners and Owners considering the addition of a Final Policy Date Extension Rider to a Policy should consult their own legal or other advisors as to such consequences.

ILLUSTRATIONS

Before a prospective Owner purchases the Policy and upon request thereafter, NLICA will provide illustrations of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested. NLICA reserves the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

PERFORMANCE DATA

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect our financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Policies or us. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount. Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield due to the compounding.

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Historical Performance of the Sub accounts

We will advertise historical performance of the Sub accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

STANDARD & POOR'S

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLICA and the Gartmore Variable Insurance Trust. Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLICA and Gartmore Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to NLICA, Gartmore Variable Insurance Trust, the Policy, or the S&P 500 Index Fund. S&P has no obligation to take the needs of NLICA, Gartmore Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by NLICA, Gartmore Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION

IMSA

NLICA is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Potential Conflicts of Interest

Shares of the Funds are sold to separate accounts of insurance companies that are not affiliated with NLICA or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interest of Owners whose Policy Account Values are allocated to the Sub accounts and of owners of other contracts or policies whose values are allocated to one or more other separate accounts investing in any one of the Portfolios. Shares of some of the Funds may also be sold directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interest of Owners or owners of other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, NLICA will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Policies Issued in Conjunction with Employee Benefit Plans

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no

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provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

Legal Developments Regarding Unisex Actuarial Tables

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states that require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables that distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

Safekeeping of Account Assets

NLICA holds the Separate Account's assets physically segregated and apart from the General Account. NLICA maintains records of all purchases and sale of Portfolio shares by each of the Sub accounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering NLICA's officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Policy Reports

At least once each Policy Year a statement will be sent to the Owner describing the status of the Policy, including setting forth the Face Amount, the current Death Benefit, any Policy loans and accrued interest, the current Policy Account Value, the Guaranteed Account value, the Loan Account value, the value in each Subaccount, premiums paid since the last report, charges deducted since the last report, any partial withdrawals since the last report, and the current Net Cash Surrender Value. At the present time, NLICA plans to send these Policy statements on a quarterly basis. In addition, a statement will be sent to an Owner showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing of Policy Account Value), the taking of a loan, a repayment of a loan, a partial withdrawal and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan). An Owner may request that a similar report be prepared at other times. NLICA may charge a reasonable fee for such requested reports and may limit the scope and frequency of such requested reports.

An Owner will be sent semi-annual reports containing the financial statements of each Portfolio in which he or she is invested.

Records

NLICA will maintain all records relating to the Separate Account and the Guaranteed Account at the Service Center.

Experts

The consolidated financial statements of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2005 and 2004 and for each of the years in the three-year period ended December 31, 2005 and the financial statements of Nationwide Provident VLI Separate Account-1 as of and for the years ended December 31, 2005 and 2004 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company of America and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company of America and subsidiaries adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

Actuarial matters included in the prospectus and/or SAI have been examined by Edward J. Zapisek, FSA, MAAA, Vice President and Actuary of NLICA.

Additional Information About the Company

NLICA is a stock life insurance company chartered by the Commonwealth of Pennsylvania in 1865. NLICA is subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which it conducts business. NLICA is engaged in the business of issuing life insurance policies and annuity contracts, and is currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia.

On October 1, 2002, Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly owned subsidiary of Nationwide

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Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

NLICA submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it conducts business. NLICA has filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

NLICA intends to reinsure a portion of the risks assumed under the Policies.

Additional Information About the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby Provident Mutual Life Insurance Company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street NE Washington, DC 20549.

Financial Statements

All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors of Nationwide Life Insurance Company of
America and Policyholders of Nationwide Provident VLI Separate Account 1:
We have audited the accompanying statement of assets and liabilities of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2005 and 2004 and the financial highlights for each of the years in the four year period ended December 31, 2005. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Account as of and for the year ended December 31, 2001, were audited by other auditors whose report thereon dated January 18, 2002, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for the years ended December 31, 2005 and 2004, and the financial highlights for each of the years in the four year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Philadelphia, PA
April 21, 2006

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Assets and Liabilities, December 31, 2005

	Shares	Cost	Fair Value

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	12,448,966	$155,985,250	$147,520,246
Gartmore GVIT Money Market Fund Class IV	48,243,620	48,243,620	48,243,620
Gartmore GVIT Government Bond Fund Class IV	2,225,779	26,641,265	25,663,228
JP Morgan GVIT Balanced Fund Class IV	3,759,199	38,274,553	37,704,769
Gartmore GVIT Mid Cap Growth Fund Class IV	2,649,736	54,882,212	72,019,822
Dreyfus GVIT International Value Fund Class IV	3,002,381	37,218,517	49,839,531
Gartmore GVIT Growth Fund Class IV	2,325,988	23,869,955	26,632,567
Van Kampen GVIT Comstock Value — Class IV	2,542,169	23,959,577	29,311,212
Gartmore GVIT Small Company Fund Class IV	1,325,460	34,109,042	30,193,974
Gartmore GVIT Small Cap Value Fund Class IV	3,058,875	31,328,359	35,268,828
Gartmore GVIT Equity 500 Index Fund Class IV	22,338,520	198,197,041	194,568,508
Gartmore GVIT Government Bond Fund Class I	30,033	352,433	346,576
Gartmore GVIT Investor Destinations Aggressive Fund Class II	191,780	2,140,333	2,295,601
Gartmore GVIT Investor Destinations Conservative Fund Class II	32,296	334,156	331,682
Gartmore GVIT Investor Destinations Moderate Fund Class II	818,333	8,999,439	9,328,993
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	967,545	10,799,800	11,455,728
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	108,145	1,156,121	1,179,860
Gartmore GVIT Emerging Markets Fund Class I	98,653	1,138,481	1,290,380
Dreyfus GVIT Mid Cap Index Fund Class I	193,284	3,137,700	3,355,410
Federated GVIT High Income Bond Fund Class I	143,097	1,152,895	1,111,862
Gartmore GVIT Global Financial Services Fund Class I	25,804	320,352	326,682
Gartmore GVIT Global Health Sciences Fund Class I	93,939	1,000,733	971,327
Gartmore GVIT Global Technology and Communications Fund Class I	45,747	163,281	176,127
Gartmore GVIT Global Utilities Fund Class I	36,999	418,733	375,166
Gartmore GVIT Small Cap Growth Fund Class I	65,985	905,914	1,049,168
Gartmore GVIT U.S. Growth Leaders Fund Class I	120,676	1,340,064	1,302,092
Van Kampen GVIT Multi Sector Bond Fund Class I	140,035	1,379,596	1,368,146
Dreyfus GVIT International Value Fund Class III	1,355,452	19,985,042	22,446,286
Gartmore GVIT Emerging Markets Fund Class III	162,708	1,940,990	2,128,226
Gartmore GVIT Global Financial Services Fund Class III	38,461	503,454	487,300
Gartmore GVIT Global Health Sciences Fund Class III	50,607	553,718	524,289
Gartmore GVIT Global Technology and Communications Fund Class III	181,066	683,559	702,535
Gartmore GVIT Global Utilities Fund Class III	93,172	1,050,300	947,563
Federated GVIT High Income Bond — Class III	32,666	257,268	253,489
The Stripped (“Zero”) U.S. Treasury Securities
Zero Coupon Bond Series Fund	115,489	9,892,037	11,607,234
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	5,756,747	132,771,737	146,739,494
Fidelity VIP Growth Portfolio Initial Class	5,425,315	215,235,544	182,833,113
Fidelity VIP High Income Portfolio Initial Class	3,092,150	20,162,814	19,078,566
Fidelity VIP Overseas Portfolio Initial Class	1,812,687	26,976,364	37,359,471
Fidelity VIP Overseas Portfolio Initial Class R	1,039,501	17,316,854	21,392,931
Fidelity VIP Investment Grade Bond Portfolio Service Class	72,270	930,199	916,378
Fidelity VIP Equity-Income Portfolio Service Class	64,806	1,537,703	1,645,415
Fidelity VIP Growth Portfolio Service Class	32,396	1,005,929	1,087,218
Fidelity VIP Overseas Portfolio Service Class	11,686	184,282	239,794
Fidelity VIP Overseas Portfolio Service Class R	42,841	738,286	878,239
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	2,925,538	43,287,655	44,000,088
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	3,696,852	47,842,302	47,171,835
Fidelity VIP II Contrafund Portfolio Initial Class	4,249,477	99,790,262	131,861,283

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Assets and Liabilities, December 31, 2005 — continued

	Shares	Cost	Fair Value

Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	353,287	9,761,987	12,347,378
Fidelity VIP III Value Strategies Portfolio Service Class	156,717	2,055,275	2,189,332
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP Natural Resources Portfolio — Service Class 2	17,303	309,904	326,847
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class	12,509	128,118	134,723
Fidelity VIP Freedom Fund 2020 Portfolio — Service Class	28,637	301,710	317,010
Fidelity VIP Freedom Fund 2030 Portfolio — Service Class	7,308	78,751	82,366
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	1,266,272	16,730,200	16,005,673
Neuberger Berman AMT Partners Portfolio	1,545,527	24,699,319	33,089,722
Neuberger Berman AMT Fasciano Portfolio Class S	67,712	858,620	958,802
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	26,700	440,528	541,475
Neuberger Berman AMT Socially Responsive Portfolio	50,169	681,337	748,014
Neuberger Berman AMT International Portfolio — Class S	6,165	70,111	72,004
Neuberger Berman AMT Regency Portfolio — Class S	1,496	23,764	24,777
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	447,106	5,286,022	5,378,687
Van Eck Worldwide Hard Assets Fund Initial Class	278,433	4,178,617	7,723,735
Van Eck Worldwide Emerging Markets Fund Initial Class	1,149,403	12,054,602	22,884,615
Van Eck Worldwide Real Estate Fund Initial Class	226,748	2,696,043	4,711,829
Van Eck Worldwide Bond Fund Class R	230,622	2,895,774	2,772,082
Van Eck Worldwide Hard Assets Fund Class R	170,144	3,557,511	4,718,090
Van Eck Worldwide Emerging Markets Fund Class R	517,051	7,574,888	10,284,135
Van Eck Worldwide Real Estate Fund Class R	194,462	3,310,780	4,029,250
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	1,436,262	23,299,957	34,010,695
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	677,523	8,446,692	9,715,682
Wells Fargo Opportunity Fund VT	341,033	5,743,304	8,259,822
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	97,922	3,293,434	3,633,879
Dreyfus Developing Leaders Portfolio Initial Shares	5,620	223,558	247,065
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	267,238	3,869,529	4,454,866
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	290,990	8,632,593	9,259,298
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	106,814	709,824	879,083
American Century VP Ultra Fund Class I	194,664	1,851,589	2,020,614
American Century VP Value Fund Class I	866,737	6,745,237	7,107,245
American Century VP Income and Growth Fund Class I	196,676	1,319,755	1,477,034
American Century VP International Fund Class III	130,468	943,474	1,073,752
American Century VP Mid Cap Value Fund — Class I	3,305	38,805	38,667
American Century VP Vista Fund — Class I	1,134	15,864	16,433
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	175,855	1,832,439	1,804,275

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Assets and Liabilities, December 31, 2005 — continued

	Shares	Cost	Fair Value

Janus Aspen Series:
Janus Aspen Forty Portfolio Service Shares	89,416	1,979,551	2,454,457
Janus Aspen International Growth Portfolio Service Shares	36,022	945,135	1,266,884
Janus Aspen Global Technology Portfolio Service Shares	77,793	260,492	308,059
Janus Aspen Balanced Portfolio Service Shares	29,865	725,716	795,013
Janus Aspen Risk Managed Core Portfolio Service Shares	13,039	173,787	162,462
Janus Aspen International Growth Portfolio Service II Shares	24,748	744,839	875,591
Janus Aspen Global Technology Portfolio Service II Shares	40,124	149,656	161,699
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	114,972	4,051,829	4,428,711
Oppenheimer Global Securities Fund VA Initial Class	82,497	2,162,774	2,753,743
Oppenheimer Main Street Fund VA Initial Class	123,077	2,332,709	2,681,857
Oppenheimer High Income Fund VA Initial Class	94,152	793,672	794,639
Oppenheimer Main Street Small Cap Fund VA Initial Class	86601	1,293,438	1,487,803
Oppenheimer Global Securities Fund/ VA Class III	177,025	5,003,803	5,939,194
AIM Variable Insurance Funds, Inc.:
AIM V.I. Basic Value Fund Series I	205,267	2,317,685	2,539,151
AIM V.I. Capital Appreciation Fund Series I	11,614	264,095	286,622
AIM V.I. Capital Development Fund Series I	28,829	419,050	463,859
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	196,460	2,248,131	2,219,999
Federated American Leaders Fund II Primary Shares	3,970	80,964	84,877
Federated Capital Appreciation Fund II Primary Shares	20,857	116,949	122,637
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	404,700	5,881,422	6,887,986
Franklin Rising Dividends Securities Fund Class I	528,607	8,927,034	9,573,064
Templeton Foreign Securities Fund Class I	101,205	1,316,791	1,603,091
Templeton Developing Markets Securities Fund — Class 3	47,494	481,039	517,687
Templeton Global Income Securities Fund — Class 3	11,611	162,691	164,650
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	154,236	3,547,884	3,837,396
AllianceBernstein Small/ Mid Cap Value Portfolio Class A	144,426	2,272,062	2,463,904
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	70,372	642,423	696,678
MFS Value Series Initial Class	201,676	2,204,804	2,524,985
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	13,853	340,685	365,023
Putnam VT International Equity Fund Class IB	19,985	246,289	324,960
Putnam VT Voyager Fund Class IB	34,363	898,981	981,078
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	63,210	1,148,514	1,175,706
Vanguard Total Bond Market Index Portfolio	62,829	708,430	704,311
Vanguard High Yield Bond Portfolio	61,002	518,933	524,004
Vanguard Mid Cap Index Portfolio	73,756	1,153,829	1,353,421
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	97,757	1,129,085	1,127,136
Van Kampen Emerging Markets Debt Portfolio Class I	40,449	352,970	365,656
Van Kampen U.S. Real Estate Portfolio Class I	204,174	4,145,332	4,712,347

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Assets and Liabilities, December 31, 2005 — continued

	Shares	Cost	Fair Value

T Rowe Price
T Rowe Price Blue Chip Growth Portfolio — Class II	31,365	296,014	299,226
T Rowe Price Equity Income Portfolio — Class II	40,964	919,334	891,369
T Rowe Price Limited Term Bond Portfolio — Class II	11,593	57,100	56,692

Total Investments			$1,691,848,435
Accounts Receivable			58,105

Total Assets			1,691,906,540
Accounts Payable			—

Net Assets			$1,691,906,540

Policyholders’ Equity			1,691,682,192
Attributable to Nationwide Life Insurance Company of America			224,348

			$1,691,906,540

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005

														Gartmore
			Gartmore						Van					GVIT
			GVIT	Gartmore	JP Morgan	Gartmore	Dreyfus	Gartmore	Kampen	Gartmore	Gartmore		Gartmore	Investor
		Gartmore	Money	GVIT	GVIT	GVIT Mid	GVIT	GVIT	GVIT	GVIT Small	GVIT Small	Gartmore	GVIT	Destinations
		GVIT	Market	Government	Balanced	Cap Growth	International	Growth	Comstock	Company	Cap Value	GVIT Equity	Government	Aggressive
		Nationwide	Fund	Bond Fund	Fund	Fund	Value Fund	Fund	Value —	Fund	Fund	500 Index	Bond Fund	Fund
	Total	Fund Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Fund Class IV	Class I	Class II

Investment Income
Dividends	$22,416,616	$1,324,712	$1,387,229	$941,808	$784,928	—	$607,344	$21,771	$462,784	—	$22,008	$3,088,056	$10,936	$35,528
Expenses
Mortality and expense risks	10,650,903	863,298	338,160	161,748	232,660	$453,636	316,356	176,406	189,935	$199,224	234,171	1,282,435	2,054	11,700
Investment Expense	18,237	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	10,669,140	863,298	338,160	161,748	232,660	453,636	316,356	176,406	189,935	199,224	234,171	1,282,435	2,054	11,700

Net investment income (loss)	11,747,476	461,414	1,049,069	780,060	552,268	(453,636)	290,988	(154,635)	272,849	(199,224)	(212,163)	1,805,621	8,882	23,828

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	20,171,644	—	—	45,781	—	—	1,707,906	—	735,005	3,574,678	4,030,722	—	495	38,604
Net realized (loss) gain from redemption of investment shares	871,507	(2,257,063)	—	(118,043)	(136,889)	1,770,177	753,036	(613,146)	790,181	(1,146,911)	1,149,911	(4,579,652)	(1,660)	32,790

Net realized (loss) gain on investments	21,043,151	(2,257,063)	—	(72,262)	(136,889)	1,770,177	2,460,942	(613,146)	1,525,186	2,427,767	5,180,633	(4,579,652)	(1,165)	71,394

Net unrealized appreciation (depreciation) of investments:
Beginning of year	25,085,321	(19,810,403)	—	(903,799)	(889,436)	12,332,265	10,195,561	499,153	6,116,036	(4,915,557)	8,195,284	(13,964,669)	(4,392)	120,819
End of year	113,676,878	(8,465,004)	—	(978,037)	(569,784)	17,137,610	12,621,014	2,762,612	5,351,635	(3,915,068)	3,940,469	(3,628,533)	(5,857)	155,268

Net unrealized appreciation (depreciation) during the year	88,591,557	11,345,399	—	(74,238)	319,652	4,805,345	2,425,453	2,263,459	(764,401)	1,000,489	(4,254,815)	10,336,136	(1,465)	34,449

Net realized and unrealized gain (loss) on investments	109,634,708	9,088,336	—	(146,500)	182,763	6,575,522	4,886,395	1,650,313	760,785	3,428,256	925,818	5,756,484	(2,630)	105,843

Net increase in net assets resulting from operations	$121,382,184	$9,549,750	$1,049,069	$633,560	$735,031	$6,121,886	$5,177,383	$1,495,678	$1,033,634	$3,229,032	$713,655	$7,562,105	$6,252	$129,671

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT			Federated	Gartmore	Gartmore
	GVIT	GVIT	Investor	Investor	Gartmore	Dreyfus	GVIT	GVIT	GVIT			Gartmore	Gartmore	Van
	Investor	Investor	Destinations	Destinations	GVIT	GVIT	High	Global	Global	Gartmore GVIT		GVIT	GVIT	Kampen
	Destinations	Destinations	Moderately	Moderately	Emerging	Mid Cap	Income	Financial	Health	Global	Gartmore	Small Cap	U.S. Growth	GVIT Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Index	Bond	Services	Sciences	Technology and	GVIT Global	Growth	Leaders	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Communications	Utilities Fund	Fund	Fund	Fund
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund Class I	Class I	Class I	Class I	Class I

Investment Income
Dividends	$8,686	$189,641	$201,318	$27,929	$5,511	$29,146	$91,742	$5,376	—	—	$6,999	—	—	$48,525
Expenses
Mortality and expense risks	2,184	56,872	64,147	7,696	6,282	18,710	8,056	1,771	$5,921	$1,337	2,006	$6,001	$5,883	8,311

Total expenses	2,184	56,872	64,147	7,696	6,282	18,710	8,056	1,771	5,921	1,337	2,006	6,001	5,883	8,311

Net investment income (loss)	6,502	132,769	137,171	20,233	(771)	10,436	83,686	3,605	(5,921)	(1,337)	4,993	(6,001)	(5,883)	40,214

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	6,989	143,647	207,624	19,741	103,222	190,616	—	27,211	107,286	—	54,725	—	188,159	7,396
Net realized (loss) gain from redemption of investment shares	(630)	72,804	99,339	13,876	17,591	95,635	471	11,292	5,967	(26,202)	23,860	29,637	2,376	2,820

Net realized (loss) gain on investments	6,359	216,451	306,963	33,617	120,813	286,251	471	38,503	113,253	(26,202)	78,585	29,637	190,535	10,216

Net unrealized appreciation (depreciation) of investments:
Beginning of year	2,633	269,260	465,967	33,844	670	203,411	26,782	24,058	5,042	(26)	25,141	102,307	48,824	20,565
End of year	(2,474)	329,554	655,928	23,739	151,899	217,710	(41,033)	6,330	(29,406)	12,846	(43,567)	143,254	(37,972)	(11,450)

Net unrealized appreciation (depreciation) during the year	(5,107)	60,294	189,961	(10,105)	151,229	14,299	(67,815)	(17,728)	(34,448)	12,872	(68,708)	40,947	(86,796)	(32,015)

Net realized and unrealized gain (loss) on investments	1,252	276,745	496,924	23,512	272,042	300,550	(67,344)	20,775	78,805	(13,330)	9,877	70,584	103,739	(21,799)

Net increase in net assets resulting from operations	$7,754	$409,514	$634,095	$43,745	$271,271	$310,986	$16,342	$24,380	$72,884	$(14,667)	$14,870	$64,583	$97,856	$18,415

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

														Fidelity
			Gartmore	Gartmore					Fidelity					VIP
	Dreyfus	Gartmore	GVIT	GVIT		Gartmore	Federated		VIP		Fidelity	Fidelity	Fidelity	Investment
	GVIT	GVIT	Global	Global	Gartmore GVIT	GVIT	GVIT		Equity-		VIP High	VIP	VIP	Grade
	International	Emerging	Financial	Health	Global	Global	High	Zero	Income	Fidelity VIP	Income	Overseas	Overseas	Bond
	Value	Markets	Services	Sciences	Technology and	Utilities	Income	Coupon	Portfolio	Growth	Portfolio	Portfolio	Portfolio	Portfolio
	Fund	Fund	Fund	Fund	Communications	Fund	Bond —	Bond	Initial	Portfolio	Initial	Initial	Initial	Service
	Class III	Class III	Class III	Class III	Fund Class III	Class III	Class III	Series Fund	Class	Initial Class	Class	Class	Class R	Class

Investment Income
Dividends	$247,544	$7,401	$4,841	—	—	$15,961	$12,544	$170,450	$2,388,960	$919,142	$2,975,097	$247,084	$104,999	$25,481
Expenses
Mortality and expense risks	118,585	9,247	1,236	$3,040	$2,420	4,493	747	105,474	951,319	1,193,980	130,331	230,415	115,903	6,035
Investment Expense	2,932	1,358	32	3,440	1,893	272	1	—	—	—	—	—	461	—

Total expenses	121,517	10,605	1,268	6,480	4,313	4,765	748	105,474	951,319	1,193,980	130,331	230,415	116,364	6,035

Net investment income (loss)	126,027	(3,204)	3,573	(6,480)	(4,313)	11,196	11,796	64,976	1,437,641	(274,838)	2,844,766	16,669	(11,365)	19,446

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	605,596	166,078	39,983	57,251	—	122,737	—	—	5,249,813	—	—	193,370	78,749	15,557
Net realized (loss) gain from redemption of investment shares	167,758	85,384	1,774	22,594	(6,406)	16,576	(2,085)	361,156	614,145	(4,137,746)	1,171,702	(2,556,917)	332,264	(6,085)

Net realized (loss) gain on investments	773,354	251,462	41,757	79,845	(6,406)	139,313	(2,085)	361,156	5,863,958	(4,137,746)	1,171,702	(2,363,547)	411,013	9,472

Net unrealized appreciation (depreciation) of investments:
Beginning of year	1,167,325	31,359	3,816	9,428	28,210	14,926	—	1,940,556	13,990,858	(45,552,786)	2,517,908	2,164,065	1,171,206	4,708
End of year	2,461,244	187,236	(16,154)	(29,429)	18,976	(102,737)	(3,779)	1,715,197	13,967,757	(32,402,431)	(1,084,248)	10,383,107	4,076,077	(13,821)

Net unrealized appreciation (depreciation) during the year	1,293,919	155,877	(19,970)	(38,857)	(9,234)	(117,663)	(3,779)	(225,359)	(23,101)	13,150,355	(3,602,156)	8,219,042	2,904,871	(18,529)

Net realized and unrealized gain (loss) on investments	2,067,273	407,339	21,787	40,988	(15,640)	21,650	(5,864)	135,797	5,840,857	9,012,609	(2,430,454)	5,855,495	3,315,884	(9,057)

Net increase in net assets resulting from operations	$2,193,300	$404,135	$25,360	$34,508	$(19,953)	$32,846	$5,932	$200,773	$7,278,498	$8,737,771	$414,312	$5,872,164	$3,304,519	$10,389

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

														Neuberger
	Fidelity								Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Berman
	VIP	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity		Fidelity	VIP III	VIP	VIP	VIP	VIP	AMT
	Equity-	VIP	VIP	VIP	VIP II	VIP II	Fidelity	VIP III	Value	Natural	Freedom	Freedom	Freedom	Limited
	Income	Growth	Overseas	Overseas	Asset	Investment	VIP II	Mid Cap	Strategies	Resources	Fund 2010	Fund 2020	Fund 2030	Maturity
	Portfolio	Portfolio	Portfolio	Portfolio	Manager	Grade Bond	Contrafund	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Bond
	Service	Service	Service	Service	Portfolio	Portfolio	Portfolio	Service	Service	Service	Service	Service	Service	Portfolio
	Class	Class	Class	Class R	Initial Class	Initial Class	Initial Class	Class	Class	Class 2	Class	Class	Class	Class I

Investment Income
Dividends	$13,979	$2,738	$1,307	$2,049	$1,238,594	$1,665,292	$345,643	—	—	$2,121	$586	$1,709	$436	$454,317
Expenses
Mortality and expense risks	9,478	6,381	1,659	4,010	291,957	313,179	798,297	$67,893	$15,255	1,090	447	1,067	216	106,166
Investment Expense	—	—	—	4	—	—	—	—	—	513	—	—	—	—

Total expenses	9,478	6,381	1,659	4,014	291,957	313,179	798,297	67,893	15,255	1,603	447	1,067	216	106,166

Net investment income (loss)	4,501	(3,643)	(352)	(1,965)	946,637	1,352,113	(452,654)	(67,893)	(15,255)	518	139	642	220	348,151

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	32,315	—	1,177	1,844	15,879	1,006,114	21,603	136,367	86,068	27,879	—	—	—	—
Net realized (loss) gain from redemption of investment shares	12,579	15,239	6,214	13,728	(1,208,356)	193,451	1,508,266	480,867	166	17,135	95	203	114	(47,676)

Net realized (loss) gain on investments	44,894	15,239	7,391	15,572	(1,192,477)	1,199,565	1,529,869	617,234	86,234	45,014	95	203	114	(47,676)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	74,757	42,030	25,062	32,165	(969,499)	1,203,335	14,669,205	1,416,652	201,899	(1)	1	—	—	(542,678)
End of year	107,712	81,289	55,512	139,953	712,433	(670,467)	32,071,021	2,585,391	134,057	16,943	6,605	15,300	3,615	(724,527)

Net unrealized appreciation (depreciation) during the year	32,955	39,259	30,450	107,788	1,681,932	(1,873,802)	17,401,816	1,168,739	(67,842)	16,944	6,604	15,300	3,615	(181,849)

Net realized and unrealized gain (loss) on investments	77,849	54,498	37,841	123,360	489,455	(674,237)	18,931,685	1,785,973	18,392	61,958	6,699	15,503	3,729	(229,525)

Net increase in net assets resulting from operations	$82,350	$50,855	$37,489	$121,395	$1,436,092	$677,876	$18,479,031	$1,718,080	$3,137	$62,476	$6,838	$16,145	$3,949	$118,626

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

			Neuberger
		Neuberger	Berman	Neuberger	Neuberger	Neuberger		Van Eck	Van Eck			Van Eck	Van Eck	Van Eck
	Neuberger	Berman	AMT	Berman	Berman	Berman	Van Eck	Worldwide	Worldwide	Van Eck	Van Eck	Worldwide	Worldwide	Worldwide
	Berman	AMT	Mid Cap	AMT	AMT	AMT	Worldwide	Hard	Emerging	Worldwide	Worldwide	Hard	Emerging	Real
	AMT	Fasciano	Growth	Socially	International	Regency	Bond	Assets	Markets	Real Estate	Bond	Assets	Markets	Estate
	Partners	Portfolio	Portfolio	Responsive	Portfolio —	Portfolio —	Fund Initial	Fund Initial	Fund Initial	Fund Initial	Fund	Fund	Fund	Fund
	Portfolio	Class S	Class I	Portfolio	Class S	Class S	Class	Class	Class	Class	Class R	Class R	Class R	Class R

Investment Income
Dividends	$297,114	—	—	—	$36	—	$443,684	$20,043	$170,430	$98,495	$137,952	$7,766	$55,026	$47,891
Expenses
Mortality and expense risks	200,198	$6,527	$3,102	$3,192	69	$41	38,695	39,396	133,171	29,812	15,885	22,731	54,489	20,906
Investment Expense	—	—	—	—	—	—	—	—	—	—	186	1,765	996	1,425

Total expenses	200,198	6,527	3,102	3,192	69	41	38,695	39,396	133,171	29,812	16,071	24,496	55,485	22,331

Net investment income (loss)	96,916	(6,527)	(3,102)	(3,192)	(33)	(41)	404,989	(19,353)	37,259	68,683	121,881	(16,730)	(459)	25,560

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	6,895	4,726	—	1,350	157	—	—	—	—	46,655	—	—	—	22,685
Net realized (loss) gain from redemption of investment shares	(28,115)	44,843	8,673	6,879	623	3	190,126	657,201	2,334,748	386,366	10,050	450,622	482,391	130,463

Net realized (loss) gain on investments	(21,220)	49,569	8,673	8,229	780	3	190,126	657,201	2,334,748	433,021	10,050	450,622	482,391	153,148

Net unrealized appreciation (depreciation) of investments:
Beginning of year	3,491,705	117,574	46,520	33,325	—	—	917,454	1,637,373	7,498,694	1,699,086	96,624	145,706	865,871	233,073
End of year	8,390,403	100,182	100,947	66,677	1,893	1,013	92,665	3,545,118	10,830,013	2,015,786	(123,692)	1,160,579	2,709,247	718,470

Net unrealized appreciation (depreciation) during the year	4,898,698	(17,392)	54,427	33,352	1,893	1,013	(824,789)	1,907,745	3,331,319	316,700	(220,316)	1,014,873	1,843,376	485,397

Net realized and unrealized gain (loss) on investments	4,877,478	32,177	63,100	41,581	2,673	1,016	(634,663)	2,564,946	5,666,067	749,721	(210,266)	1,465,495	2,325,767	638,545

Net increase in net assets resulting from operations	$4,974,394	$25,650	$59,998	$38,389	$2,640	$975	$(229,674)	$2,545,593	$5,703,326	$818,404	$(88,385)	$1,448,765	$2,325,308	$664,105

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

							Dreyfus					American
	Alger						Small					Century		American
	American					Dreyfus	Cap					VP		Century
	Small		Wells		Dreyfus	Developing	Stock	Dreyfus	American	American	American	Income	American	VP Mid
	Capitalization	Strong Mid	Fargo	Wells	Appreciation	Leaders	Index	Stock	Century VP	Century	Century	and	Century VP	Cap
	Portfolio	Cap Growth	Advantage	Fargo	Portfolio	Portfolio	Portfolio	Index	International	VP Ultra	VP Value	Growth	International	Value
	Class O	Fund II	Discovery	Opportunity	Initial	Initial	Service	Fund Initial	Fund	Fund	Fund	Fund	Fund	Fund —
	Shares	Investor Class	Fund VT	Fund VT	Shares	Shares	Shares	Shares	Class I	Class I	Class I	Class I	Class III	Class I

Investment Income
Dividends	—	—	—	—	$561	—	—	$126,573	$9,317	—	$43,743	$25,470	$7,767	$312
Expenses
Mortality and expense risks	$207,172	$16,933	$48,275	$59,043	23,045	$1,768	$26,023	52,073	5,576	$10,974	40,835	9,539	6,077	117
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—	38	—

Total expenses	207,172	16,933	48,275	59,043	23,045	1,768	26,023	52,073	5,576	10,974	40,835	9,539	6,115	117

Net investment income (loss)	(207,172)	(16,933)	(48,275)	(59,043)	(22,484)	(1,768)	(26,023)	74,500	3,741	(10,974)	2,908	15,931	1,652	195

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	—	—	—	—	—	9,161	—	—	—	506,119	—	—	869
Net realized (loss) gain from redemption of investment shares	(1,433,716)	997,567	76,914	335,816	94,693	6,833	82,978	119,960	60,612	32,590	223,533	55,490	32,022	296

Net realized (loss) gain on investments	(1,433,716)	997,567	76,914	335,816	94,693	6,833	92,139	119,960	60,612	32,590	729,652	55,490	32,022	1,165

Net unrealized appreciation (depreciation) of investments:
Beginning of year	4,297,838	1,508,441	—	2,257,989	293,685	14,814	397,325	485,695	126,356	168,533	803,622	173,162	46,691	—
End of year	10,710,738	—	1,268,990	2,516,518	340,445	23,507	585,337	626,705	169,259	169,025	362,008	157,279	130,278	(138)

Net unrealized appreciation (depreciation) during the year	6,412,900	(1,508,441)	1,268,990	258,529	46,760	8,693	188,012	141,010	42,903	492	(441,614)	(15,883)	83,587	(138)

Net realized and unrealized gain (loss) on investments	4,979,184	(510,874)	1,345,904	594,345	141,453	15,526	280,151	260,970	103,515	33,082	288,038	39,607	115,609	1,027

Net increase in net assets resulting from operations	$4,772,012	$(527,807)	$1,297,629	$535,302	$118,969	$13,758	$254,128	$335,470	$107,256	$22,108	$290,946	$55,538	$117,261	$1,222

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

							Janus
		American			Janus		Aspen		Janus
		Century		Janus Aspen	Aspen	Janus	Risk	Janus Aspen	Aspen
	American	VP	Janus Aspen	International	Global	Aspen	Managed	International	Global	Oppenheimer	Oppenheimer			Oppenheimer
	Century VP	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Capital	Global	Oppenheimer	Oppenheimer	Main Street
	Vista	Protection	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Appreciation	Securities	Main Street	High Income	Small Cap
	Fund —	Fund	Service	Service	Service	Service	Service	Service II	Service II	Fund VA	Fund VA	Fund VA	Fund VA	Fund VA
	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Investment Income
Dividends	—	$71,141	$191	$9,345	—	$14,408	$2,120	$6,951	—	$34,594	$26,853	$30,910	$42,878	—
Expenses
Mortality and expense risks	$108	11,139	14,828	5,735	$2,056	4,779	989	4,241	$1,208	28,602	17,294	16,742	4,842	$8,208
Investment Expense	—	—	—	—	—	—	—	841	1,863	—	—	—	—	—

Total expenses	108	11,139	14,828	5,735	2,056	4,779	989	5,082	3,071	28,602	17,294	16,742	4,842	8,208

Net investment income (loss)	(108)	60,002	(14,637)	3,610	(2,056)	9,629	1,131	1,869	(3,071)	5,992	9,559	14,168	38,036	(8,208)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	743	—	—	—	—	26,771	—	—	—	—	—	—	30,628
Net realized (loss) gain from redemption of investment shares	1,871	1,300	108,054	63,783	14,298	23,472	2,655	95,065	18,898	246,225	148,741	87,925	(3,670)	43,610

Net realized (loss) gain on investments	1,871	2,043	108,054	63,783	14,298	23,472	29,426	95,065	18,898	246,225	148,741	87,925	(3,670)	74,238

Net unrealized appreciation (depreciation) of investments:
Beginning of year	—	18,480	306,729	141,926	33,311	58,243	2,967	33,523	4,432	432,396	420,540	322,864	25,757	142,456
End of year	569	(28,164)	474,906	321,749	47,567	69,297	(11,325)	130,752	12,043	376,882	590,969	349,148	967	194,365

Net unrealized appreciation (depreciation) during the year	569	(46,644)	168,177	179,823	14,256	11,054	(14,292)	97,229	7,611	(55,514)	170,429	26,284	(24,790)	51,909

Net realized and unrealized gain (loss) on investments	2,440	(44,601)	276,231	243,606	28,554	34,526	15,134	192,294	26,509	190,711	319,170	114,209	(28,460)	126,147

Net increase in net assets resulting from operations	$2,332	$15,401	$261,594	$247,216	$26,498	$44,155	$16,265	$194,163	$23,438	$196,703	$328,729	$128,377	$9,576	$117,939

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

								Franklin
					Federated	Federated	Federated	Small	Franklin		Templeton	Templeton	Alliance	Alliance
	Oppenheimer		AIM V.I.	AIM V.I.	Quality	American	Capital	Cap	Rising	Templeton	Developing	Global	Bernstein	Bernstein
	Global	AIM V.I.	Capital	Capital	Bond	Leaders	Appreciation	Value	Dividends	Foreign	Markets	Income	Growth and	Small/ Mid Cap
	Securities	Basic Value	Appreciation	Development	Fund II	Fund II	Fund II	Securities	Securities	Securities	Securities	Securities	Income	Value
	Fund/ VA	Fund	Fund	Fund	Primary	Primary	Primary	Fund	Fund	Fund	Fund —	Fund —	Portfolio	Portfolio
	Class III	Series I	Series I	Series I	Shares	Shares	Shares	Class I	Class I	Class I	Class 3	Class 3	Class A	Class A

Investment Income
Dividends	$36,125	$2,137	$170	—	$53,994	$2,125	$1,220	$51,284	$74,717	$19,273	$128	$733	$51,369	$14,251
Expenses
Mortality and expense risks	30,839	18,636	1,273	$3,169	12,453	692	808	40,013	52,568	9,578	745	250	24,058	14,367
Investment Expense	201	—	—	—	—	—	—	—	—	—	16	—	—	—

Total expenses	31,040	18,636	1,273	3,169	12,453	692	808	40,013	52,568	9,578	761	250	24,058	14,367

Net investment income (loss)	5,085	(16,499)	(1,103)	(3,169)	41,541	1,433	412	11,271	22,149	9,695	(633)	483	27,311	(116)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	27,271	—	—	9,263	—	—	35,341	44,482	—	—	—	—	86,079
Net realized (loss) gain from redemption of investment shares	87,588	107,493	1,375	52,256	(4,374)	6,537	3,604	210,339	214,768	38,851	9,654	(349)	120,253	42,906

Net realized (loss) gain on investments	87,588	134,764	1,375	52,256	4,889	6,537	3,604	245,680	259,250	38,851	9,654	(349)	120,253	128,985

Net unrealized appreciation (depreciation) of investments:
Beginning of year	347,099	214,284	4,985	55,969	5,926	6,988	8,047	761,222	620,286	195,874	—	—	291,589	169,246
End of year	935,391	221,466	22,527	44,809	(28,132)	3,913	5,688	1,006,564	646,030	286,300	36,648	1,959	289,512	191,842

Net unrealized appreciation (depreciation) during the year	588,292	7,182	17,542	(11,160)	(34,058)	(3,075)	(2,359)	245,342	25,744	90,426	36,648	1,959	(2,077)	22,596

Net realized and unrealized gain (loss) on investments	675,880	141,946	18,917	41,096	(29,169)	3,462	1,245	491,022	284,994	129,277	46,302	1,610	118,176	151,581

Net increase in net assets resulting from operations	$680,965	$125,447	$17,814	$37,927	$12,372	$4,895	$1,657	$502,293	$307,143	$138,972	$45,669	$2,093	$145,487	$151,465

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2005 — continued

	MFS
	Investors						Vanguard
	Growth	MFS					Total	Vanguard		Van Kampen	Van Kampen	Van Kampen	T Rowe Price		T Rowe Price
	Stock	Value	Putnam VT	Putnam VT		Vanguard	Bond	High	Vanguard	Core Plus	Emerging	U.S. Real	Blue Chip	T Rowe Price	Limited Term
	Series	Series	Growth &	International	Putnam VT	Equity	Market	Yield	Mid Cap	Fixed Income	Markets Debt	Estate	Growth	Equity Income	Bond
	Initial	Initial	Income Fund	Equity Fund	Voyager Fund	Income	Index	Bond	Index	Portfolio	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —
	Class	Class	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

Investment Income
Dividends	$2,249	$20,126	$3,195	$4,307	$5,716	$19,751	$19,446	$31,934	$8,267	$32,204	$25,336	$48,572	$368	$5,002	$794
Expenses
Mortality and expense risks	4,358	17,628	1,765	1,933	5,425	9,221	5,558	4,088	9,682	6,181	2,175	27,843	505	1,216	161

Total expenses	4,358	17,628	1,765	1,933	5,425	9,221	5,558	4,088	9,682	6,181	2,175	27,843	505	1,216	161

Net investment income (loss)	(2,109)	2,498	1,430	2,374	291	10,530	13,888	27,846	(1,415)	26,023	23,161	20,729	(137)	3,786	633

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	59,951	—	—	—	45,262	3,457	—	—	6,604	5,385	107,284	—	36,319	—
Net realized (loss) gain from redemption of investment shares	20,255	130,892	5,580	5,049	9,989	15,835	(962)	(10,800)	39,690	905	1,466	498,901	4,641	(1,223)	(6)

Net realized (loss) gain on investments	20,255	190,843	5,580	5,049	9,989	61,097	2,495	(10,800)	39,690	7,509	6,851	606,185	4,641	35,096	(6)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	46,486	360,634	17,327	52,817	48,773	61,549	4,063	12,586	93,801	1,362	5,319	554,462	—	—	—
End of year	54,255	320,181	24,338	78,671	82,097	27,192	(4,119)	5,071	199,592	(1,949)	12,686	567,015	3,212	(27,965)	(408)

Net unrealized appreciation (depreciation) during the year	7,769	(40,453)	7,011	25,854	33,324	(34,357)	(8,182)	(7,515)	105,791	(3,311)	7,367	12,553	3,212	(27,965)	(408)

Net realized and unrealized gain (loss) on investments	28,024	150,390	12,591	30,903	43,313	26,740	(5,687)	(18,315)	145,481	4,198	14,218	618,738	7,853	7,131	(414)

Net increase in net assets resulting from operations	$25,915	$152,888	$14,021	$33,277	$43,604	$37,270	$8,201	$9,531	$144,066	$30,221	$37,379	$639,467	$7,716	$10,917	$219

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005

														Gartmore
			Gartmore						Van					GVIT
		Gartmore	GVIT	Gartmore	JP Morgan	Gartmore	Dreyfus	Gartmore	Kampen	Gartmore	Gartmore	Gartmore	Gartmore	Investor
		GVIT	Money	GVIT	GVIT	GVIT Mid	GVIT	GVIT	GVIT	GVIT Small	GVIT Small	GVIT Equity	GVIT	Destinations
		Nationwide	Market	Government	Balanced	Cap Growth	International	Growth	Comstock	Company	Cap Value	500 Index	Government	Aggressive
		Fund	Fund	Bond Fund	Fund	Fund	Value Fund	Fund	Value —	Fund	Fund	Fund	Bond Fund	Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

From Operations
Net investment income (loss)	$11,747,476	$461,414	$1,049,069	$780,060	$552,268	$(453,636)	$290,988	$(154,635)	$272,849	$(199,224)	$(212,163)	$1,805,621	$8,882	$23,828
Net realized (loss) gain on investments	21,043,151	(2,257,063)	—	(72,262)	(136,889)	1,770,177	2,460,942	(613,146)	1,525,186	2,427,767	5,180,633	(4,579,652)	(1,165)	71,394
Net unrealized appreciation (depreciation) during the year	88,591,557	11,345,399	—	(74,238)	319,652	4,805,345	2,425,453	2,263,459	(764,401)	1,000,489	(4,254,815)	10,336,136	(1,465)	34,449

Net increase in net assets from operations	121,382,184	9,549,750	1,049,069	633,560	735,031	6,121,886	5,177,383	1,495,678	1,033,634	3,229,032	713,655	7,562,105	6,252	129,671

From Variable Life Policy Transactions
Policyholders’ net premiums	190,946,467	10,003,518	15,901,686	2,996,785	3,093,561	5,839,538	435,260	3,398,517	3,022,353	3,212,737	3,428,294	22,864,278	124,137	489,231
Cost of insurance and administrative charges	(118,497,328)	(7,279,950)	(6,274,952)	(1,910,528)	(2,423,270)	(3,888,954)	(2,620,707)	(2,241,803)	(1,914,776)	(2,215,453)	(2,150,515)	(16,071,474)	(48,567)	(155,787)
Surrenders and forfeitures	(110,989,406)	(11,386,830)	(7,753,512)	(1,581,657)	(2,085,296)	(5,882,024)	(3,388,267)	(1,983,489)	(1,936,360)	(1,943,042)	(2,339,935)	(12,369,090)	(4,015)	(28,623)
Transfers between portfolios and the Guaranteed Account	(1,892,281)	(2,230,960)	(4,827,446)	114,438	(186,161)	(1,091,723)	(1,986,838)	(1,149,862)	704,913	(2,019,128)	(841,425)	(7,823,814)	65,242	459,493
Net (withdrawals) repayments due to policy loans	(3,638,400)	762,632	138,050	29,981	27,668	(67,550)	(154,605)	(88,177)	(83,307)	(109,660)	(161,462)	(528,562)	89	10,465
Withdrawals due to death benefits	(6,299,860)	(1,001,275)	(206,988)	(91,061)	(82,048)	(56,341)	(59,111)	(54,308)	(52,097)	(30,927)	(23,465)	(859,855)	—	—

Net (decrease) increase in net assets derived from policy transactions	(50,370,808)	(11,132,865)	(3,023,162)	(442,042)	(1,655,546)	(5,147,054)	(7,774,268)	(2,119,122)	(259,274)	(3,105,473)	(2,088,508)	(14,788,517)	136,886	774,779

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	54	27,500	(1,000)	(1,000)	3,000	11,000	25,000	2,500	3,500	1,000	2,000	1,500	(2)	(41)

Total increase (decrease) in net assets	71,011,430	(1,555,615)	(1,975,093)	190,518	(917,515)	985,832	(2,571,885)	(620,944)	777,860	124,559	(1,372,853)	(7,224,912)	143,136	904,409
Net Assets
Beginning of year	1,620,895,110	148,999,497	50,212,097	25,456,872	38,607,890	71,048,990	52,440,416	27,260,011	28,540,852	30,073,415	36,646,681	201,812,920	203,502	1,391,244

End of year	$1,691,906,540	$147,443,882	$48,237,004	$25,647,390	$37,690,375	$72,034,822	$49,868,531	$26,639,067	$29,318,712	$30,197,974	$35,273,828	$194,588,008	$346,638	$2,295,653

Changes in Units
Beginning units	6,027,363	196,949	271,364	80,349	68,429	117,490	125,900	225,104	161,859	182,925	189,197	525,044	1,934	9,680

Units purchased	1,875,940	25,667	216,213	18,523	13,000	16,347	2,726	40,470	37,293	24,989	31,786	74,559	1,819	7,663
Units sold	(1,862,036)	(41,685)	(234,591)	(19,387)	(17,304)	(26,290)	(21,881)	(58,628)	(39,124)	(44,484)	(44,141)	(110,837)	(539)	(2,443)

Ending units	6,041,267	180,931	252,986	79,485	64,125	107,547	106,745	206,946	160,028	163,430	176,842	488,766	3,214	14,900

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT				Gartmore	Gartmore					Van
	GVIT	GVIT	Investor	Investor	Gartmore			GVIT	GVIT	Gartmore	Gartmore	Gartmore	Gartmore	Kampen
	Investor	Investor	Destinations	Destinations	GVIT	Dreyfus	Federated	Global	Global	GVIT	GVIT	GVIT	GVIT	GVIT
	Destinations	Destinations	Moderately	Moderately	Emerging	GVIT Mid	GVIT High	Financial	Health	Global	Global	Small Cap	U.S. Growth	Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Cap Index	Income	Services	Sciences	Technology and	Utilities	Growth	Leaders	Sector
	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund	Fund	Fund	Communications	Fund	Fund	Fund	Bond Fund
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$6,502	$132,769	$137,171	$20,233	$(771)	$10,436	$83,686	$3,605	$(5,921)	$(1,337)	$4,993	$(6,001)	$(5,883)	$40,214
Net realized (loss) gain on investments	6,359	216,451	306,963	33,617	120,813	286,251	471	38,503	113,253	(26,202)	78,585	29,637	190,535	10,216
Net unrealized appreciation (depreciation) during the year	(5,107)	60,294	189,961	(10,105)	151,229	14,299	(67,815)	(17,728)	(34,448)	12,872	(68,708)	40,947	(86,796)	(32,015)

Net increase in net assets from operations	7,754	409,514	634,095	43,745	271,271	310,986	16,342	24,380	72,884	(14,667)	14,870	64,583	97,856	18,415

From Variable Life Policy Transactions
Policyholders’ net premiums	68,976	2,094,143	2,802,161	334,565	25,281	624,128	82,782	659	18,781	1,971	4,092	163,400	124,639	185,643
Cost of insurance and administrative charges	(31,509)	(724,123)	(954,258)	(118,238)	(63,447)	(201,127)	(121,538)	(14,958)	(24,068)	(21,104)	(8,088)	(68,439)	(57,607)	(114,936)
Surrenders and forfeitures	(8,285)	(148,478)	(121,670)	(44,223)	(23,381)	(87,608)	(66,397)	(60)	(953)	(2,441)	(221)	(13,557)	(10,862)	(31,935)
Transfers between portfolios and the Guaranteed Account	19,425	2,343,865	2,337,756	31,575	199,817	643,821	125,836	38,763	71,675	(77,696)	155,213	56,066	510,846	254,807
Net (withdrawals) repayments due to policy loans	80	(5,618)	(12,238)	133	(5,036)	(13,156)	(5,936)	279	3,091	(5,563)	—	(27,073)	(23,108)	(12,771)
Withdrawals due to death benefits	—	—	(4,525)	(1,591)	—	(930)	—	—	(492)	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	48,687	3,559,789	4,047,226	202,221	133,234	965,128	14,747	24,683	68,034	(104,833)	150,996	110,397	543,908	280,808

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	137	327	100	20	—	—	—	(28)	—	—	(7)	23	—

Total increase (decrease) in net assets	56,441	3,969,440	4,681,648	246,066	404,525	1,276,114	31,089	49,063	140,890	(119,500)	165,866	174,973	641,787	299,223
Net Assets
Beginning of year	275,241	5,362,053	6,775,636	934,094	886,107	2,079,796	1,081,173	277,619	830,410	296,527	209,400	874,493	660,354	1,069,423

End of year	$331,682	$9,331,493	$11,457,284	$1,180,160	$1,290,632	$3,355,910	$1,112,262	$326,682	$971,300	$177,027	$375,266	$1,049,466	$1,302,141	$1,368,646

Changes in Units
Beginning units	2,462	40,617	48,687	7,325	3,501	11,798	6,739	1,646	2,624	1,954	803	5,900	3,485	7,900

Units purchased	1,059	40,600	37,893	3,598	491	9,304	2,457	153	520	155	309	3,080	4,109	3,921
Units sold	(622)	(12,822)	(9,655)	(2,071)	(1,266)	(3,262)	(2,486)	(546)	(459)	(976)	(131)	(2,226)	(928)	(2,107)

Ending units	2,899	68,395	76,925	8,852	2,726	17,840	6,710	1,253	2,685	1,133	981	6,754	6,666	9,714

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

														Fidelity
			Gartmore	Gartmore										VIP
		Gartmore	GVIT	GVIT	Gartmore	Gartmore	Federated							Investment
	Dreyfus	GVIT	Global	Global	GVIT	GVIT	GVIT		Fidelity VIP		Fidelity VIP		Fidelity VIP	Grade
	GVIT	Emerging	Financial	Health	Global	Global	High	Zero	Equity-	Fidelity VIP	High	Fidelity VIP	Overseas	Bond
	International	Markets	Services	Sciences	Technology and	Utilities	Income	Coupon	Income	Growth	Income	Overseas	Portfolio	Portfolio
	Value Fund	Fund Class	Fund	Fund	Communications	Fund	Bond —	Bond Series	Portfolio	Portfolio	Portfolio	Portfolio	Initial	Service
	Class III	III	Class III	Class III	Fund Class III	Class III	Class III	Fund	Initial Class	Initial Class	Initial Class	Initial Class	Class R	Class

From Operations
Net investment income (loss)	$126,027	$(3,204)	$3,573	$(6,480)	$(4,313)	$11,196	$11,796	$64,976	$1,437,641	$(274,838)	$2,844,766	$16,669	$(11,365)	$19,446
Net realized (loss) gain on investments	773,354	251,462	41,757	79,845	(6,406)	139,313	(2,085)	361,156	5,863,958	(4,137,746)	1,171,702	(2,363,547)	411,013	9,472
Net unrealized appreciation (depreciation) during the year	1,293,919	155,877	(19,970)	(38,857)	(9,234)	(117,663)	(3,779)	(225,359)	(23,101)	13,150,355	(3,602,156)	8,219,042	2,904,871	(18,529)

Net increase in net assets from operations	2,193,300	404,135	25,360	34,508	(19,953)	32,846	5,932	200,773	7,278,498	8,737,771	414,312	5,872,164	3,304,519	10,389

From Variable Life Policy Transactions
Policyholders’ net premiums	5,529,660	300,393	37,483	104,577	100,468	70,618	103,917	848,452	14,655,110	22,116,591	1,787,795	599,877	4,799,573	309,155
Cost of insurance and administrative charges	(967,629)	(108,550)	(11,674)	(38,875)	(30,070)	(46,798)	(8,345)	(796,484)	(10,230,679)	(15,185,401)	(1,469,256)	(2,353,333)	(1,066,324)	(111,726)
Surrenders and forfeitures	(866,039)	(18,206)	(5,769)	(18,125)	(2,281)	(49,888)	(1,564)	(714,148)	(9,667,280)	(12,731,000)	(924,484)	(2,742,232)	(1,153,020)	(7,122)
Transfers between portfolios and the Guaranteed Account	2,662,573	826,854	376,410	267,205	268,230	655,450	153,717	(56,084)	(5,190,231)	(11,408,900)	(2,441,859)	(2,677,792)	1,172,223	49,600
Net (withdrawals) repayments due to policy loans	(140,295)	(12,989)	(356)	(7,011)	(2,189)	(750)	(168)	12,180	(464,356)	(313,205)	(13,887)	(108,830)	(191,803)	(2,018)
Withdrawals due to death benefits	(18,070)	—	—	(126)	—	—	—	(1,585)	(719,412)	(829,181)	(24,901)	(95,418)	(11,053)	(3,973)

Net (decrease) increase in net assets derived from policy transactions	6,200,200	987,502	396,094	307,645	334,158	628,632	247,557	(707,669)	(11,616,848)	(18,351,096)	(3,086,592)	(7,377,728)	3,549,596	233,916

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(5,044)	112	2	2	(10)	1	(8)	38	(1,000)	(7,000)	3,500	(4,500)	(11,000)	—

Total increase (decrease) in net assets	8,388,456	1,391,749	421,456	342,155	314,195	661,479	253,481	(506,858)	(4,339,350)	(9,620,325)	(2,668,780)	(1,510,064)	6,843,115	244,305
Net Assets
Beginning of year	14,007,884	737,078	65,870	182,295	388,538	286,235	—	12,333,905	151,077,844	192,446,438	21,755,846	38,865,035	14,497,941	672,273

End of year	$22,396,340	$2,128,827	$487,326	$524,450	$702,733	$947,714	$253,481	$11,827,047	$146,738,494	$182,826,113	$19,087,066	$37,354,971	$21,341,056	$916,578

Changes in Units
Beginning units	102,795	6,238	561	1,842	3,563	2,258	—	26,566	366,652	559,541	108,255	164,496	113,387	6,188

Units purchased	67,035	12,528	3,608	8,086	7,740	7,023	3,883	2,770	50,438	84,691	30,069	4,845	56,917	3,720
Units sold	(27,145)	(5,088)	(411)	(5,007)	(4,778)	(2,210)	(1,465)	(4,274)	(80,524)	(141,454)	(46,829)	(38,941)	(33,284)	(1,581)

Ending units	142,685	13,678	3,758	4,921	6,525	7,071	2,418	25,062	336,566	502,778	91,495	130,400	137,020	8,327

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

														Neuberger
									Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Berman
	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity		Fidelity	VIP III	VIP	VIP	VIP	VIP	AMT
	VIP	VIP	VIP	VIP	VIP II	VIP II	Fidelity	VIP III	Value	Natural	Freedom	Freedom	Freedom	Limited
	Equity-	Growth	Overseas	Overseas	Asset	Investment	VIP II	Mid Cap	Strategies	Resources	Fund 2010	Fund 2020	Fund 2030	Maturity
	Income	Portfolio	Portfolio	Portfolio	Manager	Grade Bond	Contrafund	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Bond
	Portfolio	Service	Service	Service	Portfolio	Portfolio	Portfolio	Service	Service	Service	Service	Service	Service	Portfolio
	Service Class	Class	Class	Class R	Initial Class	Initial Class	Initial Class	Class	Class	Class 2	Class	Class	Class	Class I

From Operations
Net investment income (loss)	$4,501	$(3,643)	$(352)	$(1,965)	$946,637	$1,352,113	$(452,654)	$(67,893)	$(15,255)	$518	$139	$642	$220	$348,151
Net realized (loss) gain on investments	44,894	15,239	7,391	15,572	(1,192,477)	1,199,565	1,529,869	617,234	86,234	45,014	95	203	114	(47,676)
Net unrealized appreciation (depreciation) during the year	32,955	39,259	30,450	107,788	1,681,932	(1,873,802)	17,401,816	1,168,739	(67,842)	16,944	6,604	15,300	3,615	(181,849)

Net increase in net assets from operations	82,350	50,855	37,489	121,395	1,436,092	677,876	18,479,031	1,718,080	3,137	62,476	6,838	16,145	3,949	118,626

From Variable Life Policy Transactions
Policyholders’ net premiums	686,187	374,914	3,006	331,722	4,688,397	6,872,070	11,601,366	1,078,879	312,308	13,066	1,177	250	32,352	2,100,273
Cost of insurance and administrative charges	(191,015)	(110,392)	(30,521)	(51,642)	(3,729,156)	(3,671,959)	(8,334,814)	(605,810)	(159,543)	(10,256)	(2,199)	(4,330)	(4,538)	(1,293,265)
Surrenders and forfeitures	(9,405)	(7,755)	(390)	(2,937)	(3,734,087)	(3,750,600)	(7,050,999)	(414,133)	(98,226)	(349)	—	—	—	(919,545)
Transfers between portfolios and the Guaranteed Account	265,158	82,554	(792)	157,809	(1,636,807)	1,338,021	3,715,747	3,014,713	(285,216)	262,195	128,907	304,947	50,603	(83,415)
Net (withdrawals) repayments due to policy loans	(1,036)	(956)	196	(363)	(113,281)	(179,897)	(635,340)	(34,566)	41,259	(285)	—	(2)	—	18,419
Withdrawals due to death benefits	—	—	—	—	(393,864)	(151,112)	(562,379)	—	(164,529)	—	—	—	—	(14,929)

Net (decrease) increase in net assets derived from policy transactions	749,889	338,365	(28,501)	434,589	(4,918,798)	456,523	(1,266,419)	3,039,083	(353,947)	264,371	127,885	300,865	78,417	(192,462)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	—	—	21	(1,500)	1,000	—	(13,000)	(100)	(5)	(1)	(2)	(1)	(6,879)

Total increase (decrease) in net assets	832,239	389,220	8,988	556,005	(3,484,206)	1,135,399	17,212,612	4,744,163	(350,910)	326,842	134,722	317,008	82,365	(80,715)
Net Assets
Beginning of year	813,576	698,398	231,006	322,401	47,482,794	46,042,436	114,656,671	7,590,215	2,540,342	—	—	—	—	16,081,509

End of year	$1,645,815	$1,087,618	$239,994	$878,406	$43,998,588	$47,177,835	$131,869,283	$12,334,378	$2,189,432	$326,842	$134,722	$317,008	$82,365	$16,000,794

Changes in Units
Beginning units	5,950	5,452	1,482	2,905	157,168	192,103	371,697	36,442	11,641	—	—	—	—	82,568

Units purchased	7,178	4,213	25	4,612	20,171	50,281	67,655	26,354	6,946	5,502	1,273	2,910	772	17,322
Units sold	(1,660)	(1,570)	(203)	(812)	(38,612)	(43,321)	(74,264)	(12,822)	(7,547)	(3,072)	(21)	(45)	(42)	(17,649)

Ending units	11,468	8,095	1,304	6,705	138,727	199,063	365,088	49,974	11,040	2,430	1,252	2,865	730	82,241

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

			Neuberger
		Neuberger	Berman	Neuberger	Neuberger	Neuberger		Van Eck	Van Eck			Van Eck	Van Eck	Van Eck
	Neuberger	Berman	AMT	Berman	Berman	Berman	Van Eck	Worldwide	Worldwide	Van Eck		Worldwide	Worldwide	Worldwide
	Berman	AMT	Mid Cap	AMT	AMT	AMT	Worldwide	Hard	Emerging	Worldwide	Van Eck	Hard	Emerging	Real
	AMT	Fasciano	Growth	Socially	International	Regency	Bond	Assets	Markets	Real Estate	Worldwide	Assets	Markets	Estate
	Partners	Portfolio	Portfolio	Responsive	Portfolio —	Portfolio —	Fund Initial	Fund Initial	Fund Initial	Fund Initial	Bond Fund	Fund	Fund	Fund
	Portfolio	Class S	Class I	Portfolio	Class S	Class S	Class	Class	Class	Class	Class R	Class R	Class R	Class R

From Operations
Net investment income (loss)	$96,916	$(6,527)	$(3,102)	$(3,192)	$(33)	$(41)	$404,989	$(19,353)	$37,259	$68,683	$121,881	$(16,730)	$(459)	$25,560
Net realized (loss) gain on investments	(21,220)	49,569	8,673	8,229	780	3	190,126	657,201	2,334,748	433,021	10,050	450,622	482,391	153,148
Net unrealized appreciation (depreciation) during the year	4,898,698	(17,392)	54,427	33,352	1,893	1,013	(824,789)	1,907,745	3,331,319	316,700	(220,316)	1,014,873	1,843,376	485,397

Net increase in net assets from operations	4,974,394	25,650	59,998	38,389	2,640	975	(229,674)	2,545,593	5,703,326	818,404	(88,385)	1,448,765	2,325,308	664,105

From Variable Life Policy Transactions
Policyholders’ net premiums	2,712,115	134,120	72,686	71,490	9,648	502	81,207	156,356	439,994	58,950	721,636	593,838	2,026,737	592,358
Cost of insurance and administrative charges	(2,033,516)	(75,849)	(48,245)	(37,745)	(837)	(376)	(397,033)	(301,330)	(1,131,928)	(344,638)	(173,323)	(211,421)	(531,272)	(204,633)
Surrenders and forfeitures	(2,363,502)	(78,733)	(24,338)	—	(148)	—	(446,070)	(237,535)	(1,366,393)	(249,726)	(205,854)	(183,879)	(422,038)	(187,639)
Transfers between portfolios and the Guaranteed Account	573,866	107	103,712	354,538	62,442	23,676	(94,971)	454,240	(1,468,141)	(163,311)	727,234	1,176,639	711,223	1,041,962
Net (withdrawals) repayments due to policy loans	(39,402)	(3,059)	(1,060)	(988)	(1,741)	—	(3,934)	(95,003)	(72,615)	(16,596)	(99,187)	(38,418)	(62,681)	(31,308)
Withdrawals due to death benefits	(314,622)	—	—	—	—	—	(79,200)	(54,944)	(38,538)	(138,401)	(237)	(8,674)	(8,301)	(734)

Net (decrease) increase in net assets derived from policy transactions	(1,465,061)	(23,414)	102,755	387,295	69,364	23,802	(940,001)	(78,216)	(3,637,621)	(853,722)	970,269	1,328,085	1,713,668	1,210,006

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	1,967	5,391	(14)	(16)	(1)	(2)	(1,000)	(6,000)	(3,000)	(2,000)	(260)	5,427	(4,988)	973

Total increase (decrease) in net assets	3,511,300	7,627	162,739	425,668	72,003	24,775	(1,170,675)	2,461,377	2,062,705	(37,318)	881,624	2,782,277	4,033,988	1,875,084
Net Assets
Beginning of year	29,582,425	956,675	378,771	322,366	—	—	6,548,362	5,256,358	20,818,910	4,747,147	1,890,358	1,942,521	6,224,265	2,156,401

End of year	$33,093,725	$964,302	$541,510	$748,034	$72,003	$24,775	$5,377,687	$7,717,735	$22,881,615	$4,709,829	$2,771,982	$4,724,798	$10,258,253	$4,031,485

Changes in Units
Beginning units	186,553	5,642	2,424	1,499	—	—	23,921	17,875	93,763	20,261	15,037	13,300	40,952	13,922

Units purchased	31,081	2,053	996	2,910	691	217	1,377	1,864	2,032	661	11,354	17,635	26,249	14,341
Units sold	(44,223)	(2,135)	(397)	(233)	(75)	(3)	(5,878)	(3,428)	(17,722)	(5,137)	(5,609)	(11,620)	(18,616)	(6,364)

Ending units	173,411	5,560	3,023	4,176	616	214	19,420	16,311	78,073	15,785	20,782	19,315	48,585	21,899

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

	Alger						Dreyfus
	American					Dreyfus	Small Cap					American		American
	Small	Strong Mid			Dreyfus	Developing	Stock	Dreyfus	American			Century VP	American	Century VP
	Capitalization	Cap Growth	Wells Fargo		Appreciation	Leaders	Index	Stock	Century VP	American	American	Income and	Century VP	Mid Cap
	Portfolio	Fund II	Advantage	Wells Fargo	Portfolio	Portfolio	Portfolio	Index	International	Century VP	Century VP	Growth	International	Value
	Class O	Investor	Discovery	Opportunity	Initial	Initial	Service	Fund Initial	Fund	Ultra Fund	Value Fund	Fund	Fund	Fund —
	Shares	Class	Fund VT	Fund VT	Shares	Shares	Shares	Shares	Class I	Class I	Class I	Class I	Class III	Class I

From Operations
Net investment income (loss)	$(207,172)	$(16,933)	$(48,275)	$(59,043)	$(22,484)	$(1,768)	$(26,023)	$74,500	$3,741	$(10,974)	$2,908	$15,931	$1,652	$195
Net realized (loss) gain on investments	(1,433,716)	997,567	76,914	335,816	94,693	6,833	92,139	119,960	60,612	32,590	729,652	55,490	32,022	1,165
Net unrealized appreciation (depreciation) during the year	6,412,900	(1,508,441)	1,268,990	258,529	46,760	8,693	188,012	141,010	42,903	492	(441,614)	(15,883)	83,587	(138)

Net increase in net assets from operations	4,772,012	(527,807)	1,297,629	535,302	118,969	13,758	254,128	335,470	107,256	22,108	290,946	55,538	117,261	1,222

From Variable Life Policy Transactions
Policyholders’ net premiums	3,597,481	392,751	1,012,835	1,026,752	534,967	42,548	961,629	2,929,650	46,763	335,841	851,374	322,197	247,442	5,991
Cost of insurance and administrative charges	(2,544,094)	(224,049)	(625,021)	(682,739)	(243,551)	(17,756)	(308,690)	(502,636)	(56,842)	(160,198)	(419,877)	(140,326)	(67,349)	(1,789)
Surrenders and forfeitures	(1,852,828)	(64,081)	(306,317)	(979,923)	(158,512)	(1,229)	(119,276)	(258,475)	(93,851)	(29,673)	(376,460)	(53,266)	(6,794)	—
Transfers between portfolios and the Guaranteed Account	(1,222,753)	(9,075,443)	8,398,207	(1,010,813)	504,496	(24,709)	698,863	693,736	148,913	336,421	1,910,326	73,435	217,138	33,230
Net (withdrawals) repayments due to policy loans	(184,944)	(49,375)	(60,147)	(65,851)	(6,306)	122	(11,991)	(31,587)	(4,360)	(7,635)	(9,485)	(546)	(9,866)	—
Withdrawals due to death benefits	(49,692)	(9,205)	(1,504)	(225)	—	—	—	(34,142)	—	(2,414)	(632)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(2,256,830)	(9,029,402)	8,418,053	(1,712,799)	631,094	(1,024)	1,220,535	2,796,546	40,623	472,342	1,955,246	201,494	380,571	37,432

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	500	(2,000)	(3,561)	—	(2,383)	(12)	2,300	(1,959)	(4,500)	1,000	(1,500)	4,659	9	11

Total increase (decrease) in net assets	2,515,682	(9,559,209)	9,712,121	(1,177,497)	747,680	12,722	1,476,963	3,130,057	143,379	495,450	2,244,692	261,691	497,841	38,665
Net Assets
Beginning of year	31,498,513	9,559,209	—	9,439,319	2,882,093	234,394	2,980,903	6,128,241	730,204	1,525,164	4,861,053	1,220,343	576,126	—

End of year	$34,014,195	$0	$9,712,121	$8,261,822	$3,629,773	$247,116	$4,457,866	$9,258,298	$873,583	$2,020,614	$7,105,745	$1,482,034	$1,073,967	$38,665

Changes in Units
Beginning units	240,324	160,674	—	78,790	24,941	1,334	17,019	41,223	4,861	13,059	33,418	8,225	5,088	—

Units purchased	36,547	8,636	178,140	10,186	12,297	658	11,525	30,103	526	7,330	26,308	3,449	5,804	504
Units sold	(55,915)	(169,310)	(26,921)	(24,373)	(7,140)	(820)	(4,082)	(9,573)	(1,418)	(3,390)	(11,111)	(2,327)	(2,446)	(161)

Ending units	220,956	—	151,219	64,603	30,098	1,172	24,462	61,753	3,969	16,999	48,615	9,347	8,446	343

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

				Janus	Janus		Janus	Janus	Janus
		American	Janus	Aspen	Aspen		Aspen Risk	Aspen	Aspen
	American	Century VP	Aspen	International	Global	Janus Aspen	Managed	International	Global	Oppenheimer	Oppenheimer			Oppenheimer
	Century VP	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Capital	Global	Oppenheimer	Oppenheimer	Main Street
	Vista	Protection	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Appreciation	Securities	Main Street	High Income	Small Cap
	Fund —	Fund	Service	Service	Service	Service	Service	Service II	Service II	Fund VA	Fund VA	Fund VA	VA Fund	Fund VA
	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

From Operations
Net investment income (loss)	$(108)	$60,002	$(14,637)	$3,610	$(2,056)	$9,629	$1,131	$1,869	$(3,071)	$5,992	$9,559	$14,168	$38,036	$(8,208)
Net realized (loss) gain on investments	1,871	2,043	108,054	63,783	14,298	23,472	29,426	95,065	18,898	246,225	148,741	87,925	(3,670)	74,238
Net unrealized appreciation (depreciation) during the year	569	(46,644)	168,177	179,823	14,256	11,054	(14,292)	97,229	7,611	(55,514)	170,429	26,284	(24,790)	51,909

Net increase in net assets from operations	2,332	15,401	261,594	247,216	26,498	44,155	16,265	194,163	23,438	196,703	328,729	128,377	9,576	117,939

From Variable Life Policy Transactions
Policyholders’ net premiums	3,200	155,907	372,606	2,328	4,078	108,084	38,790	166,133	53,689	920,626	63,637	518,888	149,760	135,314
Cost of insurance and administrative charges	(1,700)	(93,404)	(193,797)	(66,346)	(35,855)	(79,559)	(11,682)	(44,512)	(11,953)	(356,942)	(200,369)	(213,078)	(67,737)	(70,197)
Surrenders and forfeitures	—	(64,797)	(77,689)	(34,414)	(26,864)	(28,956)	(225)	(15,283)	(5,962)	(287,404)	(107,427)	(116,980)	(21,765)	(14,846)
Transfers between portfolios and the Guaranteed Account	12,601	641,804	386,774	422,866	(11,753)	(19,251)	37,582	277,021	27,775	232,345	196,312	103,308	92,546	226,947
Net (withdrawals) repayments due to policy loans	—	(13,868)	(3,510)	(18,879)	(2,486)	(5,781)	(20,723)	(29,753)	(936)	49,926	2,919	10,211	(5,269)	63,588
Withdrawals due to death benefits	—	—	(3,270)	(11,065)	(2,393)	—	—	(216)	(637)	—	(5,168)	(9,515)	—	—

Net (decrease) increase in net assets derived from policy transactions	14,101	625,642	481,114	294,490	(75,273)	(25,463)	43,742	353,390	61,976	558,551	(50,096)	292,834	147,535	340,806

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(4)	(95)	(500)	(900)	(300)	100	—	14	(6)	—	(1,000)	—	(508)	(22)

Total increase (decrease) in net assets	16,429	640,948	742,208	540,806	(49,075)	18,792	60,007	547,567	85,408	755,254	277,633	421,211	156,603	458,723
Net Assets
Beginning of year	—	1,163,323	1,710,749	722,678	356,334	776,521	102,455	328,151	76,313	3,673,457	2,474,110	2,260,646	637,680	1,029,299

End of year	$16,429	$1,804,271	$2,452,957	$1,263,484	$307,259	$795,313	$162,462	$875,718	$161,721	$4,428,711	$2,751,743	$2,681,857	$794,283	$1,488,022

Changes in Units
Beginning units	—	10,112	12,839	5,556	3,169	4,775	487	2,868	725	30,951	14,246	16,479	4,614	5,183

Units purchased	483	8,853	7,165	638	474	1,513	540	6,545	3,587	17,436	2,025	7,121	3,270	4,025
Units sold	(339)	(4,657)	(4,121)	(1,075)	(1,038)	(1,181)	(284)	(3,575)	(2,923)	(12,224)	(3,746)	(4,117)	(2,031)	(2,061)

Ending units	144	14,308	15,883	5,119	2,605	5,107	743	5,838	1,389	36,163	12,525	19,483	5,853	7,147

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

					Federated	Federated	Federated		Franklin		Templeton	Templeton
	Oppenheimer	AIM V.I.	AIM V.I.	AIM V.I.	Quality	American	Capital	Franklin	Rising	Templeton	Developing	Global
	Global	Basic	Capital	Capital	Bond	Leaders	Appreciation	Small Cap	Dividends	Foreign	Markets	Income	AllianceBernstein	AllianceBernstein
	Securities	Value	Appreciation	Development	Fund II	Fund II	Fund II	Value	Securities	Securities	Securities	Securities	Growth and	Small Cap Value
	Fund/ VA	Fund	Fund	Fund	Primary	Primary	Primary	Securities	Fund	Fund	Fund —	Fund —	Income Portfolio	Portfolio
	Class III	Series I	Series I	Series I	Shares	Shares	Shares	Fund Class I	Class I	Class I	Class 3	Class 3	Class A	Class A

From Operations
Net investment income (loss)	$5,085	$(16,499)	$(1,103)	$(3,169)	$41,541	$1,433	$412	$11,271	$22,149	$9,695	$(633)	$483	$27,311	$(116)
Net realized (loss) gain on investments	87,588	134,764	1,375	52,256	4,889	6,537	3,604	245,680	259,250	38,851	9,654	(349)	120,253	128,985
Net unrealized appreciation (depreciation) during the year	588,292	7,182	17,542	(11,160)	(34,058)	(3,075)	(2,359)	245,342	25,744	90,426	36,648	1,959	(2,077)	22,596

Net increase in net assets from operations	680,965	125,447	17,814	37,927	12,372	4,895	1,657	502,293	307,143	138,972	45,669	2,093	145,487	151,465

From Variable Life Policy Transactions
Policyholders’ net premiums	1,364,145	442,188	51,934	86,958	439,407	25,986	21,109	749,845	978,154	35,032	33,731	6,496	488,846	295,602
Cost of insurance and administrative charges	(375,116)	(211,240)	(22,109)	(31,569)	(176,143)	(8,101)	(11,164)	(382,757)	(527,733)	(88,719)	(11,498)	(2,246)	(214,840)	(120,054)
Surrenders and forfeitures	(229,874)	(139,844)	(7,063)	(629)	(21,426)	(5,038)	(23,045)	(381,516)	(301,673)	(25,440)	(48,162)	—	(135,642)	(38,772)
Transfers between portfolios and the Guaranteed Account	1,556,032	(355,716)	152,034	(59,366)	628,284	3,457	27,400	1,923,171	2,388,407	203,891	501,058	159,299	665,541	652,117
Net (withdrawals) repayments due to policy loans	(49,942)	(10,897)	(85)	(996)	(33,979)	19	—	(30,634)	(16,937)	(3,085)	(3,111)	(992)	(27,002)	(39,340)
Withdrawals due to death benefits	(822)	(279)	—	—	—	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	2,264,423	(275,788)	174,711	(5,602)	836,143	16,323	14,300	1,878,109	2,520,218	121,679	472,018	162,557	776,903	749,553

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	145	(32)	(7)	(13)	—	(6)	(8)	—	(48)	(54)	(2)	(3)	(47)	59

Total increase (decrease) in net assets	2,945,533	(150,373)	192,518	32,312	848,515	21,212	15,949	2,380,402	2,827,313	260,597	517,685	164,647	922,343	901,077
Net Assets
Beginning of year	2,995,079	2,690,650	94,117	431,653	1,371,784	63,670	106,721	4,509,184	6,747,251	1,342,405	—	—	2,915,703	1,562,996

End of year	$5,940,612	$2,540,277	$286,635	$463,965	$2,220,299	$84,882	$122,670	$6,889,586	$9,574,564	$1,603,002	$517,685	$164,647	$3,838,046	$2,464,073

Changes in Units
Beginning units	25,810	17,298	720	2,451	11,823	467	835	22,889	42,426	5,670	—	—	18,410	8,356

Units purchased	27,743	5,995	1,574	1,834	11,441	607	269	16,883	33,868	445	5,039	1,708	12,065	6,346
Units sold	(8,458)	(8,290)	(264)	(2,183)	(3,869)	(477)	(316)	(5,769)	(15,107)	(791)	(976)	(34)	(5,286)	(2,112)

Ending units	45,095	15,003	2,030	2,102	19,395	597	788	34,003	61,187	5,324	4,063	1,674	25,189	12,590

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

	MFS									Van	Van
	Investors									Kampen	Kampen	Van
	Growth	MFS	Putnam VT	Putnam	Putnam		Vanguard			Core Plus	Emerging	Kampen	T Rowe Price	T Rowe Price	T Rowe Price
	Stock	Value	Growth &	VT	VT	Vanguard	Total Bond	Vanguard	Vanguard	Fixed	Markets	U.S. Real	Blue Chip	Equity	Limited
	Series	Series	Income	International	Voyager	Equity	Market	High Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Term Bond
	Initial	Initial	Fund	Equity Fund	Fund	Income	Index	Bond	Index	Portfolio	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —
	Class	Class	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$(2,109)	$2,498	$1,430	$2,374	$291	$10,530	$13,888	$27,846	$(1,415)	$26,023	$23,161	$20,729	$(137)	$3,786	$633
Net realized (loss) gain on investments	20,255	190,843	5,580	5,049	9,989	61,097	2,495	(10,800)	39,690	7,509	6,851	606,185	4,641	35,096	(6)
Net unrealized appreciation (depreciation) during the year	7,769	(40,453)	7,011	25,854	33,324	(34,357)	(8,182)	(7,515)	105,791	(3,311)	7,367	12,553	3,212	(27,965)	(408)

Net increase in net assets from operations	25,915	152,888	14,021	33,277	43,604	37,270	8,201	9,531	144,066	30,221	37,379	639,467	7,716	10,917	219

From Variable Life Policy Transactions
Policyholders’ net premiums	117,477	348,054	67,581	2,148	61,485	325,681	234,872	172,402	490,468	137,763	19,878	409,212	21,795	40,515	4,053
Cost of insurance and administrative charges	(52,734)	(182,909)	(22,075)	(9,238)	(24,362)	(104,663)	(74,923)	(59,165)	(132,295)	(69,694)	(20,049)	(254,223)	(7,266)	(20,243)	(1,246)
Surrenders and forfeitures	(1,533)	(208,731)	(4,644)	(4,405)	(3,418)	(4,765)	(4,427)	(3,343)	(7,059)	(26,098)	(222)	(242,113)	(55,969)	(63,608)	—
Transfers between portfolios and the Guaranteed Account	38,417	124,226	145,027	8,345	71,719	103,477	102,753	5,247	204,356	477,724	62,876	1,325,618	333,048	924,153	53,666
Net (withdrawals) repayments due to policy loans	19,202	(47,705)	19	(2,407)	54,702	(2,144)	(523)	(273)	(3,021)	(2,558)	(4,641)	(66,200)	(98)	(365)	—
Withdrawals due to death benefits	—	—	—	—	—	—	(3,959)	(4,308)	—	—	(247)	(970)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	120,829	32,935	185,908	(5,557)	160,126	317,586	253,793	110,560	552,449	517,137	57,595	1,171,324	291,510	880,452	56,473

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(4)	(100)	(10)	(15,741)	(200)	—	—	—	100	—	(21)	76	—	3	(8)

Total increase (decrease) in net assets	146,740	185,723	199,919	11,979	203,530	354,856	261,994	120,091	696,615	547,358	94,953	1,810,867	299,226	891,372	56,684
Net Assets
Beginning of year	550,065	2,339,762	165,116	297,240	777,548	821,650	442,617	404,213	657,506	580,078	270,709	2,902,313	—	—	—

End of year	$696,805	$2,525,485	$365,035	$309,219	$981,078	$1,176,506	$704,611	$524,304	$1,354,121	$1,127,436	$365,662	$4,713,180	$299,226	$891,372	$56,684

Changes in Units
Beginning units	4,011	14,385	1,191	955	2,733	6,172	4,128	3,298	4,286	4,885	1,732	14,908	—	—	—

Units purchased	2,995	5,080	1,677	10	2,490	3,906	3,303	3,822	5,027	5,376	204	16,750	3,235	9,253	575
Units sold	(1,987)	(4,888)	(309)	(80)	(1,284)	(1,510)	(954)	(2,917)	(1,494)	(1,087)	(269)	(10,583)	(577)	(833)	(11)

Ending units	5,019	14,577	2,559	885	3,939	8,568	6,477	4,203	7,819	9,174	1,667	21,075	2,658	8,420	564

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004

														Gartmore
			Gartmore			Gartmore				Gartmore	Gartmore			GVIT
		Gartmore	GVIT	Gartmore	JP Morgan	GVIT	Dreyfus		Comstock	GVIT	GVIT	Gartmore	Gartmore	Investor
		GVIT	Money	GVIT	GVIT	Mid Cap	GVIT	Gartmore	GVIT	Small	Small Cap	GVIT	GVIT	Destinations
		Nationwide	Market	Government	Balanced	Growth	International	GVIT	Value	Company	Value	Equity 500	Government	Aggressive
		Fund	Fund	Bond Fund	Fund	Fund	Value Fund	Growth Fund	Fund	Fund	Fund	Index Fund	Bond Fund	Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

From Operations
Net investment income (loss)	$12,189,015	$1,008,488	$129,443	$1,196,721	$516,536	$(432,885)	$904,773	$(89,359)	$167,435	$(190,245)	$(228,115)	$3,883,059	$6,740	$11,266
Net realized (loss) gain on investments	(3,217,549)	(4,125,433)	—	368,660	(292,559)	1,077,186	864,107	(841,370)	337,915	519,410	3,541,912	(4,087,016)	(142)	108,133
Net unrealized appreciation (depreciation) during the year	139,763,964	15,698,573	—	(895,714)	2,627,040	8,497,926	8,290,442	2,725,347	3,501,109	4,519,543	1,837,740	18,426,455	(3,462)	47,794

Net increase in net assets from operations	148,735,430	12,581,628	129,443	669,667	2,851,017	9,142,227	10,059,322	1,794,618	4,006,459	4,848,708	5,151,537	18,222,498	3,136	167,193

From Variable Life Policy Transactions
Policyholders’ net premiums	212,468,991	11,575,230	21,702,491	2,990,683	3,573,730	6,575,284	2,221,680	3,986,760	3,366,430	4,052,139	4,084,468	27,074,347	109,563	386,813
Cost of insurance and administrative charges	(119,813,595)	(7,864,455)	(7,007,283)	(1,979,199)	(2,476,930)	(4,143,356)	(3,315,456)	(2,400,960)	(1,871,274)	(2,247,938)	(2,116,837)	(17,028,777)	(30,854)	(107,183)
Surrenders and forfeitures	(94,721,846)	(12,919,859)	(7,108,750)	(1,470,183)	(2,076,060)	(4,224,086)	(3,042,532)	(1,580,469)	(888,817)	(1,352,359)	(1,363,052)	(9,367,631)	(1,833)	(2,496)
Transfers between portfolios and the Guaranteed Account	(3,625,622)	(3,735,067)	(13,940,877)	1,078,263	(318,426)	(1,084,506)	(9,710,505)	(488,655)	121,957	(1,771,648)	(2,011,984)	(3,898,483)	47,899	(222,600)
Net (withdrawals) repayments due to policy loans	(2,496,284)	1,380,339	732,482	(43,165)	(56,323)	(10,715)	(166,418)	172,503	(190,101)	(29,230)	(74,228)	(679,308)	(134)	(44,605)
Withdrawals due to death benefits	(3,974,021)	(344,431)	(275,479)	(19,062)	(198,508)	(26,504)	(127,673)	(121,188)	(114,793)	(85,259)	(66,945)	(411,808)	(14,643)	(11,869)

Net (decrease) increase in net assets derived from policy transactions	(12,162,377)	(11,908,243)	(5,897,416)	557,337	(1,552,517)	(2,913,883)	(14,140,904)	(432,009)	423,402	(1,434,295)	(1,548,578)	(4,311,660)	109,998	(1,940)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(126,060)	(33,801)	(362)	(31,128)	(5,391)	(8,935)	(15,383)	(187,920)	(52,719)	(171,980)	1,095,808	(283,887)	22	(411)

Total increase (decrease) in net assets	136,446,993	639,584	(5,768,335)	1,195,876	1,293,109	6,219,409	(4,096,965)	1,174,689	4,377,142	3,242,433	4,698,767	13,626,951	113,156	164,842
Net Assets
Beginning of year	1,484,448,117	148,359,913	55,980,432	24,260,996	37,314,781	64,829,581	56,537,381	26,085,322	24,163,710	26,830,982	31,947,914	188,185,969	90,346	1,226,402

End of year	$1,620,895,110	$148,999,497	$50,212,097	$25,456,872	$38,607,890	$71,048,990	$52,440,416	$27,260,011	$28,540,852	$30,073,415	$36,646,681	$201,812,920	$203,502	$1,391,244

Changes in Units
Beginning units	5,760,458	213,714	296,367	75,037	71,769	122,176	168,170	231,611	162,374	192,737	190,383	538,787	880	9,674

Units purchased	2,159,964	35,155	237,735	26,562	12,991	23,313	17,721	54,039	43,226	48,185	50,655	99,940	1,603	5,863
Units sold	(1,893,059)	(51,920)	(262,738)	(21,250)	(16,331)	(27,999)	(59,991)	(60,546)	(43,741)	(57,997)	(51,841)	(113,683)	(549)	(5,857)

Ending units	6,027,363	196,949	271,364	80,349	68,429	117,490	125,900	225,104	161,859	182,925	189,197	525,044	1,934	9,680

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT			Federated	Gartmore	Gartmore				Gartmore
	GVIT	GVIT	Investor	Investor	Gartmore	Dreyfus	GVIT	GVIT	GVIT		Gartmore	GVIT	GVIT
	Investor	Investor	Destinations	Destinations	GVIT	GVIT	High	Global	Global	Gartmore	GVIT	Small	U.S.	Van Kampen
	Destinations	Destinations	Moderately	Moderately	Emerging	Mid Cap	Income	Financial	Health	GVIT Global	Global	Cap	Growth	GVIT Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Index	Bond	Services	Sciences	Technology and	Utilities	Growth	Leaders	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Communications	Fund	Fund	Fund	Fund
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$4,978	$57,663	$57,364	$11,052	$2,936	$(1,878)	$58,709	$1,970	$(5,621)	$(2,616)	$993	$(5,015)	$(3,775)	$38,755
Net realized gain (loss) on investments	16,187	104,474	228,960	7,579	161,953	120,309	14,886	34,909	4,254	(16,097)	16,441	8,787	31,199	3,340
Net unrealized (depreciation) appreciation during the year	(10,947)	192,976	298,002	29,617	(66,419)	124,441	8,913	12,406	52,734	(4,075)	22,781	71,377	41,849	14,700

Net increase (decrease) in net assets from operations	10,218	355,113	584,326	48,248	98,470	242,872	82,508	49,285	51,367	(22,788)	40,215	75,149	69,273	56,795

From Variable Life Policy Transactions
Policyholders’ net premiums	108,441	2,282,529	2,666,053	350,500	66,765	393,882	163,756	17,879	36,758	38,753	4,478	142,717	98,842	171,786
Cost of insurance and administrative charges	(46,481)	(394,485)	(556,369)	(87,636)	(82,212)	(113,657)	(89,980)	(18,819)	(29,287)	(31,854)	(12,891)	(59,935)	(34,444)	(96,300)
Surrenders and forfeitures	(12,042)	(41,091)	(67,516)	(5,642)	(14,720)	(16,852)	(23,216)	(73,233)	(79,851)	(2,374)	(2,716)	(31,411)	(1,542)	(18,367)
Transfers between portfolios and the Guaranteed Account	(450,420)	1,964,082	2,452,117	435,933	109,055	776,208	339,992	1,582	53,135	(104,463)	149,469	45,097	15,208	230,204
Net repayments (withdrawals) due to policy loans	(980)	(14,667)	(698,878)	(182)	(4,134)	(14,661)	(4,512)	(4,060)	(7,928)	(2,392)	—	(3,366)	(6,262)	(6,855)
Withdrawals due to death benefits	(1,021)	—	—	—	—	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(402,503)	3,796,368	3,795,407	692,973	74,754	1,024,920	386,040	(76,651)	(27,173)	(102,330)	138,340	93,102	71,802	280,468

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(2)	2,278	2,747	151	44	612	162	26	(52)	(136)	60	247	111	283

Total (decrease) increase in net assets	(392,287)	4,153,759	4,382,480	741,372	173,268	1,268,404	468,710	(27,340)	24,142	(125,254)	178,615	168,498	141,186	337,546
Net Assets
Beginning of year	667,528	1,208,294	2,393,156	192,722	712,839	811,392	612,463	304,959	806,268	421,781	30,785	705,995	519,168	731,877

End of year	$275,241	$5,362,053	$6,775,636	$934,094	$886,107	$2,079,796	$1,081,173	$277,619	$830,410	$296,527	$209,400	$874,493	$660,354	$1,069,423

Changes in Units
Beginning units	6,061	10,132	18,821	1,729	4,413	4,848	4,386	2,201	3,010	3,023	256	4,888	3,096	5,508

Units purchased	2,753	38,067	41,913	6,586	4,033	9,196	4,097	768	1,363	2,367	1,052	4,279	2,277	5,980
Units sold	(6,352)	(7,582)	(12,047)	(990)	(4,945)	(2,246)	(1,744)	(1,323)	(1,749)	(3,436)	(505)	(3,267)	(1,888)	(3,588)

Ending units	2,462	40,617	48,687	7,325	3,501	11,798	6,739	1,646	2,624	1,954	803	5,900	3,485	7,900

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

													Fidelity
			Gartmore										VIP	Fidelity
		Gartmore	GVIT		Gartmore	Gartmore		Fidelity		Fidelity		Fidelity	Investment	VIP
	Dreyfus	GVIT	Global	Gartmore	GVIT	GVIT		VIP	Fidelity	VIP High	Fidelity	VIP	Grade	Equity-
	GVIT	Emerging	Financial	GVIT	Global	Global	Zero	Equity-	VIP	Income	VIP	Overseas	Bond	Income
	International	Markets	Services	Global Health	Technology and	Utilities	Coupon	Income	Growth	Portfolio	Overseas	Portfolio	Portfolio	Portfolio
	Value Fund	Fund	Fund	Sciences Fund	Communications	Fund	Bond	Portfolio	Portfolio	Initial	Portfolio	Initial	Service	Service
	Class III	Class III	Class III	Class III	Fund Class III	Class III	Series Fund	Initial Class	Initial Class	Class	Initial Class	Class R	Class	Class

From Operations
Net investment income (loss)	$30,841	$3,195	$286	$(863)	$(1,041)	$959	$(144,155)	$1,248,285	$(768,050)	$1,605,799	$250,438	$(31,989)	$11,259	$(1,103)
Net realized gain (loss) on investments	23,506	58,091	3,067	(5,253)	(6,180)	14,544	766,431	2,170,085	(2,786,795)	460,226	(6,517,828)	4,418	9,560	7,029
Net unrealized appreciation (depreciation) during the year	1,167,325	31,359	3,816	9,428	28,210	14,926	(638,865)	11,461,428	8,408,419	(459,967)	11,212,994	1,171,206	(2,967)	61,460

Net increase (decrease) in net assets from operations	1,221,672	92,645	7,169	3,312	20,989	30,429	(16,589)	14,879,798	4,853,574	1,606,058	4,945,604	1,143,635	17,852	67,386

From Variable Life Policy Transactions
Policyholders’ net premiums	4,490,785	139,485	36,628	78,604	67,395	21,256	1,125,759	16,547,259	25,857,652	2,118,465	2,486,146	3,535,697	267,114	367,024
Cost of insurance and administrative charges	(253,957)	(22,158)	(1,338)	(7,553)	(7,849)	(5,614)	(936,527)	(10,721,762)	(16,555,344)	(1,561,058)	(3,145,669)	(253,257)	(77,084)	(96,207)
Surrenders and forfeitures	(246,641)	(3,810)	(682)	(1,198)	(5,044)	(3,066)	(967,873)	(9,637,363)	(12,598,219)	(905,346)	(2,416,911)	(280,807)	(5,837)	(1,964)
Transfers between portfolios and the Guaranteed Account	8,785,210	535,286	24,074	109,144	318,954	243,082	(789,659)	(835,588)	(7,237,049)	(789,005)	(10,141,712)	10,487,008	130,419	349,589
Net repayments (withdrawals) due to policy loans	14,053	(3,999)	—	(142)	(5,898)	—	(136,877)	(564,493)	(440,492)	59,690	(7,290)	(135,565)	(171)	(7,799)
Withdrawals due to death benefits	(1,824)	—	—	—	—	—	(119,763)	(421,664)	(368,233)	(64,599)	(144,804)	(1,655)	(903)	(808)

Net increase (decrease) in net assets derived from policy transactions	12,787,626	644,804	58,682	178,855	367,558	255,658	(1,824,940)	(5,633,611)	(11,341,685)	(1,141,853)	(13,370,240)	13,351,421	313,538	609,835

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(1,414)	(371)	19	128	(9)	148	39,977	(8,798)	(18,144)	4,327	(7,621)	2,885	(1,991)	358

Total increase (decrease) in net assets	14,007,884	737,078	65,870	182,295	388,538	286,235	(1,801,552)	9,237,389	(6,506,255)	468,532	(8,432,257)	14,497,941	329,399	677,579
Net Assets
Beginning of year	—	—	—	—	—	—	14,135,457	141,840,455	198,952,693	21,287,314	47,297,292	—	342,874	135,997

End of year	$14,007,884	$737,078	$65,870	$182,295	$388,538	$286,235	$12,333,905	$151,077,844	$192,446,438	$21,755,846	$38,865,035	$14,497,941	$672,273	$813,576

Changes in Units
Beginning units	—	—	—	—	—	—	30,237	379,124	589,450	113,576	240,885	—	3,267	1,099

Units purchased	113,874	8,151	580	2,651	4,304	2,469	4,208	69,412	115,871	36,028	24,894	124,618	3,772	5,756
Units sold	(11,079)	(1,913)	(19)	(809)	(741)	(211)	(7,879)	(81,884)	(145,780)	(41,349)	(101,283)	(11,231)	(851)	(905)

Ending units	102,795	6,238	561	1,842	3,563	2,258	26,566	366,652	559,541	108,255	164,496	113,387	6,188	5,950

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

								Fidelity				Neuberger
			Fidelity	Fidelity	Fidelity		Fidelity	VIP III	Neuberger		Neuberger	Berman	Neuberger
		Fidelity	VIP	VIP II	VIP II	Fidelity	VIP III	Value	Berman AMT	Neuberger	Berman	AMT	Berman	Van Eck
	Fidelity	VIP	Overseas	Asset	Investment	VIP II	Mid Cap	Strategies	Limited	Berman	AMT	Mid Cap	AMT	Worldwide
	VIP Growth	Overseas	Portfolio	Manager	Grade Bond	Contrafund	Portfolio	Portfolio	Maturity Bond	AMT	Fasciano	Growth	Socially	Bond Fund
	Portfolio	Portfolio	Service	Portfolio	Portfolio	Portfolio	Service	Service	Portfolio	Partners	Portfolio	Portfolio	Responsive	Initial
	Service Class	Service Class	Class R	Initial Class	Initial Class	Initial Class	Class	Class	Class I	Portfolio	Class S	Class I	Portfolio	Class

From Operations
Net investment (loss) income	$(2,965)	$439	$(807)	$967,883	$1,542,536	$(361,875)	$(31,824)	$(13,361)	$475,606	$(175,785)	$(6,047)	$(2,056)	$(1,108)	$656,763
Net realized gain (loss) on investments	6,954	25,142	(163)	(876,180)	1,910,700	1,307,931	105,515	68,845	(51,334)	(645,206)	45,837	6,139	1,293	629,178
Net unrealized appreciation (depreciation) during the year	19,793	(1,392)	32,165	2,096,343	(1,796,806)	13,907,581	1,165,472	158,793	(407,281)	5,468,442	48,394	45,191	29,240	(737,253)

Net increase in net assets from operations	23,782	24,189	31,195	2,188,046	1,656,430	14,853,637	1,239,163	214,277	16,991	4,647,451	88,184	49,274	29,425	548,688

From Variable Life Policy Transactions
Policyholders’ net premiums	299,198	69,481	174,012	5,350,982	6,586,464	12,686,583	727,158	326,215	2,246,317	3,146,114	156,728	47,770	29,911	362,394
Cost of insurance and administrative charges	(69,665)	(41,351)	(9,651)	(3,921,780)	(3,678,417)	(8,133,830)	(298,254)	(164,397)	(1,378,688)	(2,216,763)	(63,754)	(30,761)	(12,132)	(571,529)
Surrenders and forfeitures	(2,337)	(1,306)	(261)	(3,109,659)	(2,883,381)	(5,967,994)	(261,059)	(72,513)	(1,090,631)	(1,733,914)	(53,390)	(1,865)	(515)	(432,842)
Transfers between portfolios and the Guaranteed Account	190,112	(734)	126,994	(657,726)	(139,704)	276,872	3,414,565	1,073,149	12,412	(468,567)	(16,209)	207,935	202,514	(1,613,236)
Net (withdrawals) repayments due to policy loans	(7,959)	(298)	(37)	178,387	(194,136)	(205,971)	(9,210)	(54,845)	(9,299)	93,448	(652)	(66)	(42)	(286,434)
Withdrawals due to death benefits	(1,082)	(1,425)	—	(351,108)	(74,693)	(290,241)	(957)	—	(2,249)	(37,569)	(1,005)	—	—	(4,074)

Net increase (decrease) in net assets derived from policy transactions	408,267	24,367	291,057	(2,510,904)	(383,867)	(1,634,581)	3,572,243	1,107,609	(222,138)	(1,217,251)	21,718	223,013	219,736	(2,545,721)

Amounts contributed/ (withdrawn) by Nationwide Life Insurance Company of America, including seed money and reimbursements	328	97	149	(4,356)	(13,067)	(13)	(2,499)	(228)	(15,111)	(6,752)	196	113	27	(5,385)

Total increase (decrease) in net assets	432,377	48,653	322,401	(327,214)	1,259,496	13,219,043	4,808,907	1,321,658	(220,258)	3,423,448	110,098	272,400	249,188	(2,002,418)
Net Assets
Beginning of year	266,021	182,353	—	47,810,008	44,782,940	101,437,628	2,781,308	1,218,684	16,301,767	26,158,977	846,577	106,371	73,178	8,550,780

End of year	$698,398	$231,006	$322,401	$47,482,794	$46,042,436	$114,656,671	$7,590,215	$2,540,342	$16,081,509	$29,582,425	$956,675	$378,771	$322,366	$6,548,362

Changes in Units
Beginning units	2,128	1,317	—	166,379	190,772	380,422	17,123	6,778	83,989	196,982	6,391	784	594	36,877

Units purchased	4,552	1,090	3,054	30,505	56,589	75,802	26,752	13,341	22,224	29,903	1,932	3,631	1,005	4,098
Units sold	(1,228)	(925)	(149)	(39,716)	(55,258)	(84,527)	(7,433)	(8,478)	(23,645)	(40,332)	(2,681)	(1,991)	(100)	(17,054)

Ending units	5,452	1,482	2,905	157,168	192,103	371,697	36,442	11,641	82,568	186,553	5,642	2,424	1,499	23,921

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

	Van Eck	Van Eck	Van Eck					Alger					Dreyfus
	Worldwide	Worldwide	Worldwide		Van Eck	Van Eck	Van Eck	American	Strong			Dreyfus	Small Cap	Dreyfus
	Hard	Emerging	Real	Van Eck	Worldwide	Worldwide	Worldwide	Small	Mid Cap	Strong	Dreyfus	Developing	Stock	Stock
	Assets	Markets	Estate	Worldwide	Hard	Emerging	Real	Capitalization	Growth	Opportunity	Appreciation	Leaders	Index	Index
	Fund	Fund	Fund	Bond	Assets	Markets	Estate	Portfolio	Fund II	Fund II	Portfolio	Portfolio	Portfolio	Fund
	Initial	Initial	Initial	Fund	Fund	Fund	Fund	Class O	Investor	Investor	Initial	Initial	Service	Initial
	Class	Class	Class	Class R	Class R	Class R	Class R	Shares	Class	Class	Shares	Shares	Shares	Shares

From Operations
Net investment (loss) income	$(13,022)	$(13,962)	$44,084	$(3,572)	$(3,624)	$(13,386)	$(4,476)	$(198,733)	$(62,391)	$(63,004)	$29,473	$(760)	$(6,004)	$56,722
Net realized gain (loss) on investments	627,583	(75,783)	651,588	4,030	13,537	20,636	12,430	(2,013,985)	(410,151)	12,981	10,824	4,607	207,865	52,241
Net unrealized appreciation during the year	463,950	4,427,578	781,387	96,624	145,706	865,871	233,073	6,643,314	1,967,836	1,473,163	73,217	11,730	267,406	314,015

Net increase in net assets from operations	1,078,511	4,337,833	1,477,059	97,082	155,619	873,121	241,027	4,430,596	1,495,294	1,423,140	113,514	15,577	469,267	422,978

From Variable Life Policy Transactions
Policyholders’ net premiums	237,814	1,003,064	232,653	503,725	331,667	1,484,001	377,847	4,390,194	1,809,691	1,424,639	517,430	44,066	666,705	1,968,667
Cost of insurance and administrative charges	(332,559)	(1,408,204)	(425,926)	(36,578)	(31,428)	(112,762)	(32,068)	(2,699,048)	(879,340)	(701,897)	(227,024)	(18,097)	(194,406)	(347,383)
Surrenders and forfeitures	(297,801)	(881,669)	(286,726)	(40,407)	(22,138)	(100,194)	(33,898)	(1,671,356)	(276,761)	(270,604)	(90,396)	(10,256)	(113,569)	(74,443)
Transfers between portfolios and the Guaranteed Account	(652,561)	(2,848,921)	(859,657)	1,372,330	1,511,468	4,103,828	1,609,012	(2,054,497)	(475,627)	(862,652)	631,414	159,526	506,901	1,897,002
Net repayments (withdrawals) due to policy loans	4,335	(61,752)	(6,942)	(5,673)	(3,350)	(20,264)	(6,499)	(152,495)	(48,026)	(9,528)	(10,812)	(319)	(16,627)	(10,328)
Withdrawals due to death benefits	(9,547)	(35,912)	(2,901)	(341)	(155)	(1,153)	—	(105,736)	(29,451)	(10,444)	(4,899)	—	(982)	(1,019)

Net (decrease) increase in net assets derived from policy transactions	(1,050,319)	(4,233,394)	(1,349,499)	1,793,056	1,786,064	5,353,456	1,914,394	(2,292,938)	100,486	(430,486)	815,713	174,920	848,022	3,432,496

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(43,683)	(30,749)	(45,751)	220	838	(2,312)	980	(45,002)	(17,170)	(4,164)	(21,619)	64	912	(10)

Total (decrease) increase in net assets	(15,491)	73,690	81,809	1,890,358	1,942,521	6,224,265	2,156,401	2,092,656	1,578,610	988,490	907,608	190,561	1,318,201	3,855,464
Net Assets
Beginning of year	5,271,849	20,745,220	4,665,338	—	—	—	—	29,405,857	7,980,599	8,450,829	1,974,485	43,833	1,662,702	2,272,777

End of year	$5,256,358	$20,818,910	$4,747,147	$1,890,358	$1,942,521	$6,224,265	$2,156,401	$31,498,513	$9,559,209	$9,439,319	$2,882,093	$234,394	$2,980,903	$6,128,241

Changes in Units
Beginning units	23,902	131,140	27,885	—	—	—	—	257,766	159,693	82,123	17,412	264	11,382	16,022

Units purchased	5,705	23,818	5,370	16,289	14,642	46,739	15,247	54,029	42,988	18,642	11,607	1,401	14,138	31,568
Units sold	(11,732)	(61,195)	(12,994)	(1,252)	(1,342)	(5,787)	(1,325)	(71,471)	(42,007)	(21,975)	(4,078)	(331)	(8,501)	(6,367)

Ending units	17,875	93,763	20,261	15,037	13,300	40,952	13,922	240,324	160,674	78,790	24,941	1,334	17,019	41,223

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued

											Janus
				American			Janus	Janus	Janus		Aspen	Janus	Janus
				Century VP		American	Aspen	Aspen	Aspen	Janus	Risk	Aspen	Aspen	Oppenheimer
	American	American	American	Income	American	Century VP	Capital	International	Global	Aspen	Managed	International	Global	Capital
	Century VP	Century VP	Century VP	and	Century VP	Inflation	Appreciation	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation
	International	Ultra	Value	Growth	International	Protection	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund VA
	Fund	Fund	Fund	Fund	Fund	Fund	Service	Service	Service	Service	Service	Service II	Service II	Initial
	Class I	Class I	Class I	Class I	Class III	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Class

From Operations
Net investment (loss) income	$(940)	$(11,605)	$12,816	$3,658	$(1,167)	$21,423	$(9,847)	$1,085	$(2,926)	$11,222	$1,005	$293	$(162)	$(13,188)
Net realized gain (loss) on investments	117,252	173,581	459,699	26,815	346	6,612	67,404	145,683	37,151	16,366	13,938	(635)	273	82,889
Net unrealized (depreciation) appreciation during the year	(16,132)	436	107,445	91,954	46,691	14,258	180,644	(44,161)	(44,975)	28,532	(154)	33,523	4,432	128,996

Net increase (decrease) in net assets from operations	100,180	162,412	579,960	122,427	45,870	42,293	238,201	102,607	(10,750)	56,120	14,789	33,181	4,543	198,697

From Variable Life Policy Transactions
Policyholders’ net premiums	74,048	308,538	731,840	335,801	126,232	115,212	389,137	62,886	34,474	133,727	23,571	124,807	44,365	763,043
Cost of insurance and administrative charges	(84,787)	(143,102)	(335,912)	(118,885)	(12,974)	(50,067)	(174,783)	(69,342)	(52,488)	(72,921)	(8,737)	(7,683)	(2,816)	(248,459)
Surrenders and forfeitures	(28,028)	(259,079)	(425,300)	(17,180)	(7,867)	(54,639)	(45,142)	(59,253)	(11,900)	(93,638)	—	(5,955)	(226)	(134,014)
Transfers between portfolios and the Guaranteed Account	(40,856)	(335,655)	580,428	136,316	426,537	797,593	(43,898)	(66,368)	(66,741)	174,631	(61,135)	183,760	30,421	1,394,856
Net (withdrawals) repayments due to policy loans	(30,650)	(40,812)	(66,225)	(1,505)	(1,841)	(23,142)	(1,072)	5,597	(4,247)	(3,922)	—	(15)	(59)	(108,130)
Withdrawals due to death benefits	(6,756)	(4,705)	(1,807)	(163)	—	—	(3,633)	(7,004)	(3,782)	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(117,029)	(474,815)	483,024	334,384	530,087	784,957	120,609	(133,484)	(104,684)	137,877	(46,301)	294,914	71,685	1,667,296

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(21,415)	(21,613)	(23,239)	212	169	64	(23,636)	(23,054)	(21,424)	29	2	56	85	(20,770)

Total (decrease) increase in net assets	(38,264)	(334,016)	1,039,745	457,023	576,126	827,314	335,174	(53,931)	(136,858)	194,026	(31,510)	328,151	76,313	1,845,223
Net Assets
Beginning of year	768,468	1,859,180	3,821,308	763,320	—	336,009	1,375,575	776,609	493,192	582,495	133,965	—	—	1,828,234

End of year	$730,204	$1,525,164	$4,861,053	$1,220,343	$576,126	$1,163,323	$1,710,749	$722,678	$356,334	$776,521	$102,455	$328,151	$76,313	$3,673,457

Changes in Units
Beginning units	6,241	17,496	29,965	5,783	—	2,762	11,805	6,892	4,113	4,529	1,094	—	—	15,315

Units purchased	2,419	6,300	18,645	4,724	5,382	9,614	5,421	2,873	513	2,003	279	3,104	779	20,879
Units sold	(3,799)	(10,737)	(15,192)	(2,282)	(294)	(2,264)	(4,387)	(4,209)	(1,457)	(1,757)	(886)	(236)	(54)	(5,243)

Ending units	4,861	13,059	33,418	8,225	5,088	10,112	12,839	5,556	3,169	4,775	487	2,868	725	30,951

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued
________________________________________________________________________________

										Federated	Federated
	Oppenheimer			Oppenheimer	Oppenheimer		AIM V.I.	AIM V.I.	Federated	American	Capital	Franklin	Franklin
	Global	Oppenheimer	Oppenheimer	Main Street	Global	AIM V.I.	Capital	Capital	Quality Bond	Leaders	Appreciation	Small Cap	Rising	Templeton
	Securities	Main Street	High Income	Small Cap	Securities	Basic	Appreciation	Development	Fund II	Fund II	Fund II	Value	Dividends	Foreign
	Fund VA	Fund VA	Fund VA	Fund VA	Fund/ VA	Value Fund	Fund	Fund	Primary	Primary	Primary	Securities	Securities	Securities
	Initial Class	Initial Class	Initial Class	Initial Class	Class III	Series I	Series I	Series I	Shares	Shares	Shares	Fund Class I	Fund Class I	Fund Class I

From Operations
Net investment income (loss)	$18,534	$1,312	$18,178	$(5,061)	$(7,853)	$(11,564)	$(628)	$(1,498)	$26,415	$244	$(203)	$(12,988)	$(4,662)	$9,499
Net realized gain on investments	500,766	70,301	7,958	66,901	1,856	37,659	2,312	4,070	4,864	1,476	757	78,404	119,026	168,547
Net unrealized (depreciation) appreciation during the year	(97,104)	94,407	10,372	92,827	347,099	175,014	2,026	52,158	(3,032)	3,008	5,436	622,738	428,541	40,212

Net increase in net assets from operations	422,196	166,020	36,508	154,667	341,102	201,109	3,710	54,730	28,247	4,728	5,990	688,154	542,905	218,258

From Variable Life Policy Transactions
Policyholders’ net premiums	270,647	481,915	113,897	112,200	707,577	316,235	47,128	99,299	451,935	15,388	26,290	501,910	761,549	111,900
Cost of insurance and administrative charges	(268,702)	(198,610)	(39,725)	(46,070)	(90,388)	(126,764)	(16,895)	(14,885)	(140,825)	(7,154)	(9,652)	(214,677)	(337,081)	(109,150)
Surrenders and forfeitures	(65,084)	(113,780)	(21,235)	(8,327)	(43,783)	(78,493)	(2,087)	(13)	(25,385)	(3,450)	(310)	(85,987)	(156,514)	(89,773)
Transfers between portfolios and the Guaranteed Account	(442,269)	443,345	302,247	398,742	2,085,652	1,957,036	22,103	215,393	420,987	16,341	52,031	2,159,960	3,348,430	(338,041)
Net (withdrawals) repayments due to policy loans	(13,182)	(10,373)	(7,453)	(65,027)	(5,983)	(19,353)	(407)	(599)	14,577	(17)	—	(12,740)	(73,519)	(9,083)
Withdrawals due to death benefits	(3,879)	(24,179)	—	—	—	—	—	—	(742)	—	—	(990)	(1,004)	(588)

Net (decrease) increase in net assets derived from policy transactions	(522,469)	578,318	347,731	391,518	2,653,075	2,048,661	49,842	299,195	720,547	21,108	68,359	2,347,476	3,541,861	(434,735)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(24,330)	(21,070)	140	165	902	1,430	23	126	215	3	32	1,079	504	38

Total (decrease) increase in net assets	(124,603)	723,268	384,379	546,350	2,995,079	2,251,200	53,575	354,051	749,009	25,839	74,381	3,036,709	4,085,270	(216,439)
Net Assets
Beginning of year	2,598,713	1,537,378	253,301	482,949	—	439,450	40,542	77,602	622,775	37,831	32,340	1,472,475	2,661,981	1,558,844

End of year	$2,474,110	$2,260,646	$637,680	$1,029,299	$2,995,079	$2,690,650	$94,117	$431,653	$1,371,784	$63,670	$106,721	$4,509,184	$6,747,251	$1,342,405

Changes in Units
Beginning units	21,549	12,151	1,478	2,249	—	2,782	328	280	5,200	302	270	9,784	19,390	9,113

Units purchased	8,315	8,051	4,400	4,248	28,864	17,559	650	2,366	9,439	262	648	17,644	29,519	4,046
Units sold	(15,618)	(3,723)	(1,264)	(1,314)	(3,054)	(3,043)	(258)	(195)	(2,816)	(97)	(83)	(4,539)	(6,483)	(7,489)

Ending units	14,246	16,479	4,614	5,183	25,810	17,298	720	2,451	11,823	467	835	22,889	42,426	5,670

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2004 — continued
________________________________________________________________________________

									Vanguard				Van Kampen	Van
					Putnam VT				Total	Vanguard		Van Kampen	Emerging	Kampen
	AllianceBernstein	AllianceBernstein			Growth &	Putnam VT	Putnam VT	Vanguard	Bond	High	Vanguard	Core Plus	Markets	U.S. Real
	Growth and	Small Cap Value	MFS Investors	MFS Value	Income	International	Voyager	Equity	Market	Yield	Mid Cap	Fixed Income	Debt	Estate
	Income Portfolio	Portfolio	Growth Stock	Series Initial	Fund	Equity Fund	Fund	Income	Index	Bond	Index	Portfolio	Portfolio	Portfolio
	Class A	Class A	Series Initial Class	Class	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I

From Operations
Net investment income (loss)	$3,796	$(6,092)	$(2,799)	$(4,655)	$327	$3,041	$(2,820)	$1,273	$8,043	$7,590	$(1,795)	$12,592	$15,814	$15,331
Net realized gain (loss) on investments	34,107	174,856	10,712	90,306	2,208	31,352	3,893	35,821	(168)	(1,707)	7,756	2,783	15,801	100,521
Net unrealized appreciation (depreciation) during the year	204,707	43,199	37,345	195,933	11,642	3,348	34,289	42,655	918	8,375	80,133	(1,502)	(8,480)	482,739

Net increase in net assets from operations	242,610	211,963	45,258	281,584	14,177	37,741	35,362	79,749	8,793	14,258	86,094	13,873	23,135	598,591

From Variable Life Policy Transactions
Policyholders’ net premiums	534,730	213,917	143,521	342,010	39,891	18,727	74,619	236,547	198,751	119,192	286,114	99,404	19,453	273,048
Cost of insurance and administrative charges	(171,911)	(91,770)	(30,709)	(148,138)	(13,641)	(8,461)	(17,210)	(57,597)	(46,521)	(35,709)	(59,325)	(42,679)	(21,584)	(136,885)
Surrenders and forfeitures	(39,158)	(52,198)	(482)	(109,213)	(2,148)	(1,118)	(724)	(1,039)	(641)	(1,293)	(2,069)	(2,857)	(333)	(26,785)
Transfers between portfolios and the Guaranteed Account	1,220,485	220,507	258,323	449,848	77,383	(81,523)	171,231	371,538	111,091	205,784	229,525	352,215	2,109	1,115,753
Net repayments (withdrawals) due to policy loans	(5,139)	(10,381)	(63,257)	(1,893)	(17)	(547)	(53,008)	(7,820)	(132)	(90)	(7,709)	(143)	35	(14,844)
Withdrawals due to death benefits	—	(988)	—	(1,639)	—	—	—	(882)	(520)	(381)	—	—	—	—

Net increase (decrease) in net assets derived from policy transactions	1,539,007	279,087	307,396	530,975	101,468	(72,922)	174,908	540,747	262,028	287,503	446,536	405,940	(320)	1,210,287

Amounts contributed/(withdrawn) by Nationwide Life Insurance Company of America, including seed money and reimbursements	708	331	129	294	34	(46)	181	416	101	130	442	225	99	182

Total increase (decrease) in net assets	1,782,325	491,381	352,783	812,853	115,679	(35,227)	210,451	620,912	270,922	301,891	533,072	420,038	22,914	1,809,060
Net Assets
Beginning of year	1,133,378	1,071,615	197,282	1,526,909	49,437	332,467	567,097	200,738	171,695	102,322	124,434	160,040	247,795	1,093,253

End of year	$2,915,703	$1,562,996	$550,065	$2,339,762	$165,116	$297,240	$777,548	$821,650	$442,617	$404,213	$657,506	$580,078	$270,709	$2,902,313

Changes in Units
Beginning units	7,766	7,401	1,359	11,921	384	2,269	1,315	1,691	1,652	897	966	1,386	1,619	7,147

Units purchased	12,950	7,651	3,511	6,985	978	151	2,020	5,114	3,024	3,398	3,922	4,462	732	11,152
Units sold	(2,306)	(6,696)	(859)	(4,521)	(171)	(1,465)	(602)	(633)	(548)	(997)	(602)	(963)	(619)	(3,391)

Ending units	18,410	8,356	4,011	14,385	1,191	955	2,733	6,172	4,128	3,298	4,286	4,885	1,732	14,908

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements
      December 31, 2005 and 2004
________________________________________________________________________________

1. Organization
The Nationwide Provident VLI Separate Account 1 (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Gartmore GVIT Nationwide Fund Class IV, Gartmore GVIT Money Market Fund Class IV, Gartmore GVIT Government Bond Fund Class IV and J.P. Morgan GVIT Balanced Fund Class IV Subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Series Fund Subaccount is not available with scheduled premium policies.
The Policies are distributed principally through career agents and brokers.
Nationwide Provident has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of one hundred and twenty-five Subaccounts:
Gartmore Variable Insurance Trust:

Gartmore GVIT Nationwide Fund Class IV
Gartmore GVIT Money Market Fund Class IV
Gartmore GVIT Government Bond Fund Class IV
JP Morgan GVIT Balanced Fund Class IV
Gartmore GVIT Mid Cap Growth Fund Class IV
Dreyfus GVIT International Value Fund Class IV
Gartmore GVIT Growth Fund Class IV
Van Kampen GVIT Comstock Value — Class IV (Formerly Comstock GVIT Value Fund Class IV)
Gartmore GVIT Small Company Fund Class IV
Gartmore GVIT Small Cap Value Fund Class IV
Gartmore GVIT Equity 500 Index Fund Class IV
Gartmore GVIT Government Bond Fund Class I
Gartmore GVIT Investor Destinations Aggressive Fund Class II
Gartmore GVIT Investor Destinations Conservative Fund Class II
Gartmore GVIT Investor Destinations Moderate Fund Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II
Gartmore GVIT Emerging Markets Fund Class I
Dreyfus GVIT Mid Cap Index Fund Class I
Federated GVIT High Income Bond Fund Class I
Gartmore GVIT Global Financial Services Fund Class I
Gartmore GVIT Global Health Sciences Fund Class I
Gartmore GVIT Global Technology and Communications Fund Class I
Gartmore GVIT Global Utilities Fund Class I
Gartmore GVIT Small Cap Growth Fund Class I
Gartmore GVIT U.S. Growth Leaders Fund Class I
Van Kampen GVIT Multi Sector Bond Fund Class I
Dreyfus GVIT International Value Fund Class III

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________
1. Organization, continued
Gartmore Variable Insurance Trust (Continued):

Gartmore GVIT Emerging Markets Fund Class III
Gartmore GVIT Global Financial Services Fund Class III
Gartmore GVIT Global Health Sciences Fund Class III
Gartmore GVIT Global Technology and Communications Fund Class III
Gartmore GVIT Global Utilities Fund Class III
Federated GVIT High Income Bond — Class 3
The Stripped (“Zero”) U.S. Treasury Securities

Zero Coupon Bond Series Fund
Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity-Income Portfolio Initial Class
Fidelity VIP Growth Portfolio Initial Class
Fidelity VIP High Income Portfolio Initial Class
Fidelity VIP Overseas Portfolio Initial Class
Fidelity VIP Overseas Portfolio Initial Class R
Fidelity VIP Investment Grade Bond Portfolio Service Class
Fidelity VIP Equity-Income Portfolio Service Class
Fidelity VIP Growth Portfolio Service Class
Fidelity VIP Overseas Portfolio Service Class
Fidelity VIP Overseas Portfolio Service Class R
Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Portfolio Initial Class
Fidelity VIP II Investment Grade Bond Portfolio Initial Class
Fidelity VIP II Contrafund Portfolio Initial Class
Fidelity Variable Insurance Products Fund III:

Fidelity VIP III Mid Cap Portfolio Service Class
Fidelity VIP III Value Strategies Portfolio Service Class
Fidelity Variable Insurance Products Fund IV:

Fidelity VIP Natural Resources Portfolio — Service Class 2
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class
Fidelity VIP Freedom Fund 2020 Portfolio — Service Class
Fidelity VIP Freedom Fund 2030 Portfolio — Service Class
Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond Portfolio Class I
Neuberger Berman AMT Partners Portfolio
Neuberger Berman AMT Fasciano Portfolio Class S
Neuberger Berman AMT Mid Cap Growth Portfolio Class I
Neuberger Berman AMT Socially Responsive Portfolio
Neuberger Berman AMT International Portfolio — Class S
Neuberger Berman AMT Regency Portfolio — Class S

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________
1. Organization, continued
Van Eck Worldwide InsuranceTrust:

Van Eck Worldwide Bond Fund Initial Class
Van Eck Worldwide Hard Assets Fund Initial Class
Van Eck Worldwide Emerging Markets Fund Initial Class
Van Eck Worldwide Real Estate Fund Initial Class
Van Eck Worldwide Bond Fund Class R
Van Eck Worldwide Hard Assets Fund Class R
Van Eck Worldwide Emerging Markets Fund Class R
Van Eck Worldwide Real Estate Fund Class R
The Alger American Fund:

Alger American Small Capitalization Portfolio Class O Shares
Wells Fargo Advantage Variable Trust Funds: (Formerly Strong Variable Insurance Funds)

Wells Fargo Advantage Discovery Fund VT (Formerly Strong Mid Cap Growth Fund II Investor
Class)
Wells Fargo Advantage Variable Trust Funds: (Formerly Strong Opportunity Fund II)

Wells Fargo Opportunity Fund VT (Formerly Strong Opportunity Fund II Investor Class)
Dreyfus Variable Investment Fund:

Dreyfus Appreciation Portfolio Initial Shares
Dreyfus Developing Leaders Portfolio Initial Shares
Dreyfus Investment Portfolios:

Dreyfus Small Cap Stock Index Portfolio Service Shares
Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund Initial Shares
American Century Variable Portfolios, Inc.:

American Century VP International Fund Class I
American Century VP Ultra Fund Class I
American Century VP Value Fund Class I
American Century VP Income and Growth Fund Class I
American Century VP International Fund Class III
American Century VP Mid Cap Value Fund — Class I
American Century VP Vista Fund — Class I
American Century Variable Portfolios II, Inc.:

American Century VP Inflation Protection Fund Class II

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________
1. Organization, continued
Janus Aspen Series:

Janus Aspen Forty Portfolio Service Shares (Formerly Janus Aspen Capital Appreciation Portfolio
Service Shares)
Janus Aspen International Growth Portfolio Service Shares
Janus Aspen Global Technology Portfolio Service Shares
Janus Aspen Balanced Portfolio Service Shares
Janus Aspen Risk Managed Core Portfolio Service Shares
Janus Aspen International Growth Portfolio Service II Shares
Janus Aspen Global Technology Portfolio Service II Shares
Oppenheimer Variable Account Funds:

Oppenheimer Capital Appreciation Fund VA Initial Class
Oppenheimer Global Securities Fund VA Initial Class
Oppenheimer Main Street Fund VA Initial Class
Oppenheimer High Income Fund VA Initial Class
Oppenheimer Main Street Small Cap Fund VA Initial Class
Oppenheimer Global Securities Fund/ VA Class III
AIM Variable Insurance Funds, Inc. Series I:

AIM V.I. Basic Value Fund Series I
AIM V.I. Capital Appreciation Fund Series I
AIM V.I. Capital Development Fund Series I
Federated Insurance Series:

Federated Quality Bond Fund II Primary Shares
Federated American Leaders Fund II Primary Shares
Federated Capital Appreciation Fund II Primary Shares
Franklin Templeton Variable Insurance Products Trust:

Franklin Small Cap Value Securities Fund Class I
Franklin Rising Dividends Securities Fund Class I
Templeton Foreign Securities Fund Class I
Templeton Developing Markets Securities Fund — Class 3
Templeton Global Income Securities Fund — Class 3
AllianceBernstein Variable Products Series Fund Inc:

AllianceBernstein Growth and Income Portfolio Class A
AllianceBernstein Small/ Mid Cap Value Portfolio Class A
(Formerly AllianceBernstein Small Cap Value Portfolio Class A)
MFS Variable Insurance Trust:

MFS Investors Growth Stock Series Initial Class
MFS Value Series Initial Class
Putnam Variable Trust:

Putnam VT Growth & Income Fund Class IB
Putnam VT International Equity Fund Class IB
Putnam VT Voyager Fund Class IB

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________
1. Organization, continued
Vanguard Variable Insurance Fund:

Vanguard Equity Income Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Mid Cap Index Portfolio
Van Kampen — The Universal Institutional Funds, Inc.:

Van Kampen Core Plus Fixed Income Portfolio Class I
Van Kampen Emerging Markets Debt Portfolio Class I
Van Kampen U.S. Real Estate Portfolio Class I
T Rowe Price

T Rowe Price Blue Chip Growth Portfolio — Class II
T Rowe Price Equity Income Portfolio — Class II
T Rowe Price Limited Term Bond Portfolio — Class II
Effective following the close of business on April 8, 2005, a portfolio of the Strong Opportunity Fund II merged with and into a portfolio of the Wells Fargo Advantage Variable Trust Funds, as follows:

Strong Opportunity Fund II	Wells Fargo Advantage Variable Trust Funds

Strong Opportunity Fund II Investor Class	Wells Fargo Opportunity Fund VT
Also effective following the close of business on April 8, 2005, due to the merger of the Strong Variable Insurance Funds into the portfolio of the Wells Fargo Advantage Variable Trust Funds, the Strong Mid Cap Growth Fund II Investor Class is no longer available within the separate account. The assets of the policyholders invested in this sub-account were liquidated and exchanged into the Wells Fargo Advantage Discovery Fund VT.
The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).
Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of Nationwide Provident.
Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Nationwide Provident’s general account.
A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.
Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________
2. Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Separate Account in preparing the accompanying financial statements.

Investment Valuation:
The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2005. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:
Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:
The operations of the Separate Account are included in the Federal income tax return of Nationwide Provident. Under the provisions of the Policies, Nationwide Provident has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. Nationwide Provident does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

Estimates:
The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

3.	Death Benefits
Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by Nationwide Provident’s general account.
4. Policy Loans
Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.
At the time the loan is granted, the amount of the loan is transferred from the Separate Account to Nationwide Provident’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

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      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________
5. Expenses and Related Party Transactions

Deductions from Premiums
Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets.

Mortality and Expense Charges
In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by Nationwide Provident. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

Cost of Insurance
Each subaccount is also charged by Nationwide Provident for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

Administrative Charges
Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges ($3.25-$8.00), (2) first year policy charges ($5-$17.50) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06-$113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02$3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03-$.15 per $1,000 of rider coverage). A face amount increase charge is made upon an increase in face amount ($50-$300 plus $0-$1 per $1,000 of face amount increase). During

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________
5. Expenses and Related Party Transactions, continued
any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.
The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.
If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to a sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges totaled $9,499,053 and $13,658,742 for the years ended December 31, 2005 and 2004, respectively. These charges are included with administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.
Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are shown as an investment expense in the statements of operations. These charges totaled $18,237 for the year ended December 31, 2005.
Nationwide Provident makes a daily asset charge against the assets of the Zero Coupon Bond Series Subaccount. The charge is to reimburse Nationwide Provident for the transaction charge paid directly by Nationwide Provident to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond Series Subaccount. Nationwide Provident pays these amounts from general account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets in the Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Nationwide Provident. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.
Nationwide Provident, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by Nationwide Provident (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay Nationwide Provident more than others. Nationwide Provident also may receive 12b-1 fees.

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________

6 Financial Highlights
Nationwide Provident offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders’ equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the five year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for policy expense rate, unit fair value and total return.

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	180,931	$285.97 to $7,994.25	$147,435,373	0.91%	0.00% to 0.75%	6.64% to 7.44%
Gartmore GVIT Money Market Fund Class IV	252,986	$153.86 to $2,936.04	$48,229,509	2.78%	0.00% to 0.75%	2.05% to 2.82%
Gartmore GVIT Government Bond Fund Class IV	79,485	$219.66 to $4,827.11	$25,641,945	3.70%	0.00% to 0.75%	2.41% to 3.17%
JP Morgan GVIT Balanced Fund Class IV	64,125	$265.64 to $4,070.96	$37,680,892	2.08%	0.35% to 0.75%	1.86% to 2.26%
Gartmore GVIT Mid Cap Growth Fund Class IV	107,547	$440.20 to $6,615.81	$72,034,687	0.00%	0.60% to 0.75%	9.00% to 9.16%
Dreyfus GVIT International Value Fund Class IV	106,745	$309.50 to $3,161.42	$49,858,746	1.24%	0.60% to 0.75%	11.14% to 11.30%
Gartmore GVIT Growth Fund Class IV	206,946	$96.54 to $976.56	$26,631,211	0.08%	0.60% to 0.75%	5.71% to 5.87%
Van Kampen GVIT Comstock Value — Class IV	160,028	$132.05 to $1,335.79	$29,311,367	1.64%	0.60% to 0.75%	3.58% to 3.74%
Gartmore GVIT Small Company Fund Class IV	163,430	$145.44 to $1,471.20	$30,196,507	0.00%	0.60% to 0.75%	11.48% to 11.65%
Gartmore GVIT Small Cap Value Fund Class IV	176,842	$150.43 to $1,521.74	$35,271,237	0.06%	0.60% to 0.75%	2.30% to 2.45%
Gartmore GVIT Equity 500 Index Fund Class IV	488,766	$306.83 to $3,125.99	$194,582,457	1.60%	0.60% to 0.75%	3.97% to 4.12%
Gartmore GVIT Government Bond Fund Class I	3,214	$107.86	$346,638	3.88%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	14,900	$153.26 to $1,551.52	$2,295,653	2.08%	0.60% to 0.75%	7.13% to 7.29%
Gartmore GVIT Investor Destinations Conservative Fund Class II	2,899	$113.51 to $1,129.08	$331,408	2.84%	0.60% to 0.75%	2.54% to 2.69%
Gartmore GVIT Investor Destinations Moderate Fund Class II	68,395	$132.51 to $1,328.81	$9,331,048	2.38%	0.60% to 0.75%	4.56% to 4.72%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	76,925	$144.40 to $1,457.19	$11,457,284	2.21%	0.60% to 0.75%	6.27% to 6.43%

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      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	8,852	$122.94 to $1,226.67	$1,180,073	2.63%	0.60% to 0.75%	3.71% to 3.86%
Gartmore GVIT Emerging Markets Fund Class I	2,726	$253.06 to $2,540.74	$1,290,632	0.56%	0.60% to 0.75%	31.65% to 31.85%
Dreyfus GVIT Mid Cap Index Fund Class I	17,840	$167.83 to $1,685.06	$3,355,812	1.07%	0.60% to 0.75%	11.26% to 11.43%
Federated GVIT High Income Bond Fund Class I	6,710	$122.85 to $1,233.42	$1,112,049	7.68%	0.60% to 0.75%	1.62% to 1.77%
Gartmore GVIT Global Financial Services Fund Class I	1,253	$177.36 to $1,780.72	$326,653	2.03%	0.60% to 0.75%	10.32% to 10.49%
Gartmore GVIT Global Health Sciences Fund Class I	2,685	$144.22 to $1,447.93	$971,300	0.00%	0.60% to 0.75%	7.63% to 7.79%
Gartmore GVIT Global Technology and Communications Fund Class I	1,133	$141.87 to $1,424.42	$176,571	0.00%	0.60% to 0.75%	-1.26% to -1.11%
Gartmore GVIT Global Utilities Fund Class I	981	$162.86 to $1,635.15	$375,256	2.25%	0.60% to 0.75%	5.60% to 5.75%
Gartmore GVIT Small Cap Growth Fund Class I	6,754	$151.76 to $1,523.66	$1,049,465	0.00%	0.60% to 0.75%	7.29% to 7.45%
Gartmore GVIT U.S. Growth Leaders Fund Class I	6,666	$165.37 to $1,660.34	$1,302,141	0.00%	0.60% to 0.75%	11.13% to 11.29%
Van Kampen GVIT Multi Sector Bond Fund Class I	9,714	$113.44 to $1,138.98	$1,368,395	3.95%	0.60% to 0.75%	1.42% to 1.57%
Dreyfus GVIT International Value Fund Class III	142,685	$128.58 to $1,288.99	$22,396,340	1.36%	0.60% to 0.75%	11.22% to 11.39%
Gartmore GVIT Emerging Markets Fund Class III	13,678	$155.54 to $155.80	$2,128,827	0.54%	0.65% to 0.75%	31.67% to 31.80%
Gartmore GVIT Global Financial Services Fund Class III	3,758	$129.58 to $129.80	$487,326	2.34%	0.65% to 0.75%	10.34% to 10.45%
Gartmore GVIT Global Health Sciences Fund Class III	4,921	$106.49 to $106.66	$524,450	0.00%	0.65% to 0.75%	7.62% to 7.72%
Gartmore GVIT Global Technology and Communications Fund Class III	6,525	$107.64 to $107.82	$702,733	0.00%	0.65% to 0.75%	-1.25% to -1.16%
Gartmore GVIT Global Utilities Fund Class III	7,071	$133.89 to $134.11	$947,713	2.32%	0.65% to 0.75%	5.69% to 5.79%
Federated GVIT High Income Bond — Class III	2,418	$104.89 to $104.95	$253,481	6.50%	0.65% to 0.75%	4.89% to 4.95%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
Zero Coupon Bond Series Fund	25,062	$292.43 to $4,629.79	$11,819,715	1.54%	0.60% to 1.00%	1.58% to 1.99%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	336,566	$315.99 to $3,219.28	$146,730,412	1.64%	0.60% to 0.75%	5.08% to 5.23%
Fidelity VIP Growth Portfolio Initial Class	502,778	$266.59 to $2,716.00	$182,818,370	0.51%	0.60% to 0.75%	5.01% to 5.17%

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      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP High Income Portfolio Initial Class	91,495	$155.27 to $1,630.65	$19,080,223	14.96%	0.60% to 0.75%	1.94% to 2.09%
Fidelity VIP Overseas Portfolio Initial Class	130,400	$194.06 to $1,974.80	$37,349,783	0.70%	0.60% to 0.75%	18.16% to 18.34%
Fidelity VIP Overseas Portfolio Initial Class R	137,020	$131.22 to $1,315.47	$21,341,056	0.60%	0.60% to 0.75%	18.23% to 18.40%
Fidelity VIP Investment Grade Bond Portfolio Service Class	8,327	$110.06	$916,473	3.11%	0.75%	1.32%
Fidelity VIP Equity-Income Portfolio Service Class	11,468	$143.51	$1,645,778	1.07%	0.75%	4.97%
Fidelity VIP Growth Portfolio Service Class	8,095	$134.34	$1,087,517	0.31%	0.75%	4.89%
Fidelity VIP Overseas Portfolio Service Class	1,304	$184.05	$239,921	0.59%	0.75%	18.09%
Fidelity VIP Overseas Portfolio Service Class R	6,705	$130.98	$878,406	0.37%	0.75%	18.04%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	138,727	$211.91 to $2,158.94	$43,992,466	2.76%	0.60% to 0.75%	3.27% to 3.42%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	199,063	$194.77 to $1,982.01	$47,170,260	3.59%	0.60% to 0.75%	1.43% to 1.58%
Fidelity VIP II Contrafund Portfolio Initial Class	365,088	$270.14 to $2,740.88	$131,865,992	0.29%	0.60% to 0.75%	16.07% to 16.24%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	49,974	$203.63 to $2,044.44	$12,334,023	0.00%	0.60% to 0.75%	17.32% to 17.50%
Fidelity VIP III Value Strategies Portfolio Service Class	11,040	$171.27 to $1,719.52	$2,189,379	0.00%	0.60% to 0.75%	1.79% to 1.94%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP Natural Resources Portfolio — Service Class 2	2,430	$134.47 to $134.56	$326,843	0.85%	0.65% to 0.75%	34.47% to 34.56%	(a)
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class	1,252	$107.52 to $107.60	$134,721	0.52%	0.65% to 0.75%	7.52% to 7.60%	(a)
Fidelity VIP Freedom Fund 2020 Portfolio — Service Class	2,865	$110.64 to $110.71	$317,008	0.74%	0.65% to 0.75%	10.64% to 10.71%	(a)
Fidelity VIP Freedom Fund 2030 Portfolio — Service Class	730	$112.74 to $112.81	$82,365	0.90%	0.65% to 0.75%	12.74% to 12.81%	(a)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	82,241	$155.71 to $1,584.62	$16,000,795	2.86%	0.60% to 0.75%	0.69% to 0.84%
Neuberger Berman AMT Partners Portfolio	173,411	$133.66 to $2,760.10	$33,087,823	0.95%	0.60% to 0.75%	17.17% to 17.34%
Neuberger Berman AMT Fasciano Portfolio Class S	5,560	$142.27 to $1,428.38	$958,881	0.00%	0.60% to 0.75%	2.13% to 2.28%

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      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Neuberger Berman AMT Mid Cap Growth Portfolio Class I	3,023	$160.18 to $1,608.26	$541,510	0.00%	0.60% to 0.75%	12.89% to 13.06%
Neuberger Berman AMT Socially Responsive Portfolio	4,176	$146.83 to $1,474.17	$748,034	0.00%	0.60% to 0.75%	6.06% to 6.22%
Neuberger Berman AMT International Portfolio — Class S	616	$116.92 to $117.00	$72,003	0.16%	0.65% to 0.75%	16.92% to 17.00%	(a)
Neuberger Berman AMT Regency Portfolio — Class S	214	$116.04 to $116.12	$24,775	0.00%	0.65% to 0.75%	16.04% to 16.12%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	19,420	$176.31 to $1,794.23	$5,372,232	7.44%	0.60% to 0.75%	-3.75% to -3.61%
Van Eck Worldwide Hard Assets Fund Initial Class	16,311	$265.62 to $2,703.06	$7,706,734	0.32%	0.60% to 0.75%	50.54% to 50.77%
Van Eck Worldwide Emerging Markets Fund Initial Class	78,073	$176.56 to $1,791.42	$22,869,649	0.82%	0.60% to 0.75%	31.01% to 31.21%
Van Eck Worldwide Real Estate Fund Initial Class	15,785	$210.54 to $2,129.71	$4,701,955	2.21%	0.60% to 0.75%	20.11% to 20.29%
Van Eck Worldwide Bond Fund Class R	20,782	$108.10 to $1,083.66	$2,771,982	5.62%	0.60% to 0.75%	-3.83% to -3.69%
Van Eck Worldwide Hard Assets Fund Class R	19,315	$188.44 to $1,889.04	$4,724,798	0.22%	0.60% to 0.75%	50.49% to 50.71%
Van Eck Worldwide Emerging Markets Fund Class R	48,585	$165.76 to $1,661.75	$10,258,252	0.66%	0.60% to 0.75%	30.88% to 31.08%
Van Eck Worldwide Real Estate Fund Class R	21,899	$154.98 to $1,553.66	$4,031,485	1.53%	0.60% to 0.75%	20.11% to 20.29%
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	220,956	$117.56 to $1,192.76	$34,011,465	0.00%	0.60% to 0.75%	16.01% to 16.18%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	—	$53.03 to $534.29	—	0.00%	0.60% to 0.75%	-5.59% to - 5.55%	(c)
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	151,219	$61.11 to $616.31	$9,712,121	0.00%	0.60% to 0.75%	15.23% to 15.35%	(c)
Wells Fargo Opportunity Fund VT	64,603	$117.78 to $1,187.83	$8,255,270	0.00%	0.60% to 0.75%	7.08% to 7.24%	(d)
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	30,098	$110.48 to $1,110.93	$3,629,774	0.02%	0.60% to 0.75%	3.60% to 3.76%
Dreyfus Developing Leaders Portfolio Initial Shares	1,172	$148.97 to $1,495.62	$247,116	0.00%	0.60% to 0.75%	5.01% to 5.17%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	24,462	$171.81 to $1,739.50	$4,455,409	0.00%	0.60% to 0.75%	6.43% to 6.59%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	61,753	$139.16 to $1,397.16	$9,252,054	1.66%	0.60% to 0.75%	3.91% to 4.07%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	3,969	$128.55 to $1,292.55	$873,158	1.11%	0.60% to 0.75%	12.41% to 12.58%
American Century VP Ultra Fund Class I	16,999	$111.54 to $1,121.54	$2,016,032	0.00%	0.60% to 0.75%	1.40% to 1.56%
American Century VP Value Fund Class I	48,615	$132.29 to $1,330.18	$7,102,333	0.73%	0.60% to 0.75%	4.25% to 4.41%
American Century VP Income and Growth Fund Class I	9,347	$141.60 to $1,453.27	$1,477,346	1.89%	0.60% to 0.75%	3.85% to 4.01%
American Century VP International Fund Class III	8,446	$127.07 to $127.28	$1,073,967	0.89%	0.65% to 0.75%	12.26% to 12.37%
American Century VP Mid Cap Value Fund — Class I	343	$112.66 to $112.74	$38,665	1.18%	0.65% to 0.75%	12.66% to 12.74%	(a)
American Century VP Vista Fund — Class I	144	$114.07 to $114.14	$16,429	0.00%	0.65% to 0.75%	14.07% to 14.14%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	14,308	$108.74 to $1,091.81	$1,804,271	4.39%	0.60% to 0.75%	0.80% to 0.95%
Janus Aspen Series:
Janus Aspen Forty Portfolio Service Shares	15,883	$137.04 to $1,377.94	$2,448,698	0.01%	0.60% to 0.75%	11.72% to 11.88%
Janus Aspen International Growth Portfolio Service Shares	5,119	$160.06 to $1,609.46	$1,257,866	1.09%	0.60% to 0.75%	30.96% to 31.15%
Janus Aspen Global Technology Portfolio Service Shares	2,605	$114.32 to $1,149.50	$305,529	0.00%	0.60% to 0.75%	10.72% to 10.88%
Janus Aspen Balanced Portfolio Service Shares	5,107	$126.06 to $1,265.66	$795,226	2.05%	0.60% to 0.75%	6.86% to 7.02%
Janus Aspen Risk Managed Core Portfolio Service Shares	743	$157.11 to $1,577.35	$162,396	1.43%	0.60% to 0.75%	10.09% to 10.25%
Janus Aspen International Growth Portfolio Service II Shares	5,838	$149.90 to $150.15	$875,717	1.14%	0.65% to 0.75%	31.03% to 31.16%
Janus Aspen Global Technology Portfolio Service II Shares	1,389	$116.38 to $116.57	$161,721	0.00%	0.65% to 0.75%	10.50% to 10.61%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	36,163	$115.00 to $1,156.38	$4,425,073	0.85%	0.60% to 0.75%	4.32% to 4.47%
Oppenheimer Global Securities Fund VA Initial Class	12,525	$148.17 to $1,489.88	$2,747,732	1.05%	0.60% to 0.75%	13.46% to 13.63%
Oppenheimer Main Street Fund VA Initial Class	19,483	$117.34 to $1,179.93	$2,677,128	1.28%	0.60% to 0.75%	5.19% to 5.34%
Oppenheimer High Income Fund VA Initial Class	5,853	$122.20 to $1,226.86	$794,283	6.19%	0.60% to 0.75%	1.55% to 1.70%
Oppenheimer Main Street Small Cap Fund VA Initial Class	7,147	$178.47 to $1,791.80	$1,488,022	0.00%	0.60% to 0.75%	9.10% to 9.26%
Oppenheimer Global Securities Fund/ VA Class III	45,095	$131.66 to $131.88	$5,940,612	0.82%	0.65% to 0.75%	13.49% to 13.60%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	15,003	$150.43 to $1,510.36	$2,540,277	0.08%	0.60% to 0.75%	4.95% to 5.11%
AIM V.I. Capital Appreciation Fund Series I	2,030	$140.98 to $1,415.45	$286,635	0.09%	0.60% to 0.75%	8.02% to 8.19%
AIM V.I. Capital Development Fund Series I	2,102	$161.43 to $1,620.77	$463,965	0.00%	0.60% to 0.75%	8.79% to 8.95%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	19,395	$108.35 to $1,051.64	$2,220,225	2.98%	0.60% to 0.75%	0.54% to 0.69%
Federated American Leaders Fund II Primary Shares	597	$142.38 to $1,429.53	$84,882	2.06%	0.60% to 0.75%	4.24% to 4.40%
Federated Capital Appreciation Fund II Primary Shares	788	$129.31 to $1,298.29	$122,669	1.07%	0.60% to 0.75%	1.15% to 1.31%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	34,003	$177.08 to $1,777.85	$6,889,528	0.86%	0.60% to 0.75%	8.18% to 8.34%
Franklin Rising Dividends Securities Fund Class I	61,187	$139.14 to $1,397.00	$9,574,564	0.96%	0.60% to 0.75%	2.91% to 3.06%
Templeton Foreign Securities Fund Class I	5,324	$170.81 to $1,714.94	$1,603,003	1.31%	0.60% to 0.75%	9.65% to 9.82%
Templeton Developing Markets Securities Fund — Class 3	4,063	$127.41 to $127.49	$517,685	0.07%	0.65% to 0.75%	27.41% to 27.49%	(a)
Templeton Global Income Securities Fund — Class 3	1,674	$98.32 to $98.39	$164,647	1.28%	0.65% to 0.75%	-1.68% to - 1.61%	(a)
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	25,189	$142.55 to $1,431.21	$3,838,046	1.45%	0.60% to 0.75%	4.09% to 4.24%
AllianceBernstein Small/ Mid Cap Value Portfolio Class A	12,590	$172.49 to $1,731.84	$2,464,073	0.68%	0.60% to 0.75%	6.12% to 6.28%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	5,019	$129.70 to $1,302.17	$696,805	0.36%	0.60% to 0.75%	3.71% to 3.87%
MFS Value Series Initial Class	14,577	$148.93 to $1,495.29	$2,525,353	0.78%	0.60% to 0.75%	5.87% to 6.02%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	2,559	$142.40 to $1,429.72	$365,035	1.23%	0.60% to 0.75%	4.44% to 4.60%
Putnam VT International Equity Fund Class IB	885	$163.55 to $1,642.09	$309,159	1.44%	0.60% to 0.75%	11.36% to 11.53%
Putnam VT Voyager Fund Class IB	3,939	$128.99 to $1,295.05	$981,059	0.66%	0.60% to 0.75%	4.91% to 5.06%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	8,568	$137.29	$1,176,354	1.99%	0.95%	3.16%
Vanguard Total Bond Market Index Portfolio	6,477	$108.74	$704,467	3.25%	0.95%	1.44%
Vanguard High Yield Bond Portfolio	4,203	$124.72	$524,177	7.28%	0.95%	1.78%
Vanguard Mid Cap Index Portfolio	7,819	$173.17	$1,353,960	0.78%	0.95%	12.90%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	9,174	$109.10 to $1,095.42	$1,127,287	3.50%	0.60% to 0.75%	3.44% to 3.59%
Van Kampen Emerging Markets Debt Portfolio Class I	1,667	$138.23 to $1,387.79	$365,662	7.53%	0.60% to 0.75%	11.41% to 11.58%
Van Kampen U.S. Real Estate Portfolio Class I	21,075	$202.17 to $2,029.80	$4,713,181	1.18%	0.60% to 0.75%	16.18% to 16.35%
T Rowe Price
T Rowe Price Blue Chip Growth Portfolio — Class II	2,658	$112.59 to $112.66	$299,227	0.28%	0.65% to 0.75%	12.59% to 12.66%	(a)
T Rowe Price Equity Income Portfolio — Class II	8,420	$105.84 to $105.91	$891,372	1.62%	0.65% to 0.75%	5.84% to 5.91%	(a)
T Rowe Price Limited Term Bond Portfolio — Class II	564	$100.77 to $100.84	$56,684	2.10%	0.65% to 0.75%	0.77% to 0.84%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
________________________________________________________________________________

6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	196,949	$268.17 to $7,440.70	148,990,742	1.28%	0.00% to 0.75%	8.93% to 9.75%
Gartmore GVIT Money Market Fund Class IV	271,364	$150.76 to $2,855.40	50,204,139	0.92%	0.00% to 0.75%	0.18% to 0.94%
Gartmore GVIT Government Bond Fund Class IV	80,349	$214.50 to $4,678.58	25,450,982	5.48%	0.00% to 0.75%	2.49% to 3.27%
JP Morgan GVIT Balanced Fund Class IV	68,429	$260.80 to $3,980.82	38,598,170	2.01%	0.35% to 0.75%	7.73% to 8.16%
Gartmore GVIT Mid Cap Growth Fund Class IV	117,490	$403.85 to $6,060.46	71,047,981	0.00%	0.60% to 0.75%	14.47% to 14.64%
Dreyfus GVIT International Value Fund Class IV	125,900	$278.49 to $2,840.40	52,430,593	2.30%	0.60% to 0.75%	19.14% to 19.32%
Gartmore GVIT Growth Fund Class IV	225,104	$91.33 to $922.44	27,251,767	0.33%	0.60% to 0.75%	7.35% to 7.51%
Comstock GVIT Value Fund Class IV	161,859	$127.49 to $1,287.69	28,533,228	1.33%	0.60% to 0.75%	16.54% to 16.72%
Gartmore GVIT Small Company Fund Class IV	182,925	$130.46 to $1,317.73	30,071,390	0.00%	0.60% to 0.75%	18.13% to 18.31%
Gartmore GVIT Small Cap Value Fund Class IV	189,197	$147.05 to $1,485.29	36,643,867	0.00%	0.60% to 0.75%	16.42% to 16.60%
Gartmore GVIT Equity 500 Index Fund Class IV	525,044	$295.12 to $3,002.19	201,807,031	2.71%	0.60% to 0.75%	9.76% to 9.93%
Gartmore GVIT Government Bond Fund Class I	1,934	$105.24	203,502	5.48%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	9,680	$143.06 to $1,446.14	1,391,244	1.75%	0.60% to 0.75%	13.17% to 13.34%
Gartmore GVIT Investor Destinations Conservative Fund Class II	2,462	$110.71 to $1,099.50	274,990	1.78%	0.60% to 0.75%	3.87% to 4.03%
Gartmore GVIT Investor Destinations Moderate Fund Class II	40,617	$126.73 to $1,268.97	5,361,774	2.24%	0.60% to 0.75%	8.72% to 8.88%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	48,687	$135.87 to $1,369.11	6,775,636	2.00%	0.60% to 0.75%	11.26% to 11.42%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	7,325	$118.01 to $1,181.05	934,061	2.59%	0.60% to 0.75%	6.36% to 6.52%
Gartmore GVIT Emerging Markets Fund Class I	3,501	$192.22 to $1,927.06	886,108	1.05%	0.60% to 0.75%	19.84% to 20.02%
Dreyfus GVIT Mid Cap Index Fund Class I	11,798	$150.84 to $1,512.21	2,079,725	0.58%	0.60% to 0.75%	14.87% to 15.04%
Federated GVIT High Income Bond Fund Class I	6,739	$120.89 to $1,211.98	1,080,967	7.64%	0.60% to 0.75%	9.27% to 9.44%
Gartmore GVIT Global Financial Services Fund Class I	1,646	$160.77 to $1,611.68	277,605	1.35%	0.60% to 0.75%	20.09% to 20.27%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Global Health Sciences Fund Class I	2,624	$133.99 to $1,343.25	830,411	0.00%	0.60% to 0.75%	7.05% to 7.21%
Gartmore GVIT Global Technology and Communications Fund Class I	1,954	$143.68 to $1,440.41	296,091	0.00%	0.60% to 0.75%	3.53% to 3.69%
Gartmore GVIT Global Utilities Fund Class I	803	$154.23 to $1,546.19	209,397	1.48%	0.60% to 0.75%	29.00% to 29.19%
Gartmore GVIT Small Cap Growth Fund Class I	5,900	$141.45 to $1,418.07	874,492	0.00%	0.60% to 0.75%	12.57% to 12.74%
Gartmore GVIT U.S. Growth Leaders Fund Class I	3,485	$148.81 to $1,491.84	660,354	0.00%	0.60% to 0.75%	11.57% to 11.74%
Van Kampen GVIT Multi Sector Bond Fund Class I	7,900	$111.86 to $1,121.37	1,069,201	4.99%	0.60% to 0.75%	5.74% to 5.90%
Dreyfus GVIT International Value Fund Class III	102,795	$115.61 to $1,157.24	14,007,884	0.85%	0.60% to 0.75%	15.61% to 15.72%	(a)
Gartmore GVIT Emerging Markets Fund Class III	6,238	$118.13 to $118.21	737,078	1.54%	0.65% to 0.75%	18.13% to 18.21%	(a)
Gartmore GVIT Global Financial Services Fund Class III	561	$117.43 to $117.51	65,870	1.35%	0.65% to 0.75%	17.43% to 17.51%	(a)
Gartmore GVIT Global Health Sciences Fund Class III	1,842	$98.95 to $99.02	182,295	0.00%	0.65% to 0.75%	-1.05% to - 0.98%	(a)
Gartmore GVIT Global Technology and Communications Fund Class III	3,563	$109.01 to $109.08	388,537	0.00%	0.65% to 0.75%	9.01% to 9.08%	(a)
Gartmore GVIT Global Utilities Fund Class III	2,258	$126.69 to $126.77	286,235	1.42%	0.65% to 0.75%	26.69% to 26.77%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
Zero Coupon Bond Series Fund	26,566	$287.89 to $4,539.64	12,325,976	0.00%	0.60% to 1.00%	-0.01% to 0.39%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	366,652	$300.72 to $3,059.17	151,069,715	1.53%	0.60% to 0.75%	10.70% to 10.86%
Fidelity VIP Growth Portfolio Initial Class	559,541	$253.87 to $2,582.55	192,438,305	0.27%	0.60% to 0.75%	2.61% to 2.76%
Fidelity VIP High Income Portfolio Initial Class	108,255	$152.33 to $1,597.29	21,748,496	8.62%	0.60% to 0.75%	8.77% to 8.94%
Fidelity VIP Overseas Portfolio Initial Class	164,496	$164.23 to $1,668.81	38,859,321	1.24%	0.60% to 0.75%	12.79% to 12.96%
Fidelity VIP Overseas Portfolio Initial Class R	113,387	$110.99 to $1,111.02	14,497,940	0.00%	0.60% to 0.75%	10.99% to 11.10%	(a)
Fidelity VIP Investment Grade Bond Portfolio Service Class	6,188	$108.63	672,164	2.93%	0.75%	3.54%
Fidelity VIP Equity-Income Portfolio Service Class	5,950	$136.72	813,534	0.52%	0.75%	10.55%
Fidelity VIP Growth Portfolio Service Class	5,452	$128.08	698,296	0.10%	0.75%	2.49%
Fidelity VIP Overseas Portfolio Service Class	1,482	$155.86	230,920	0.94%	0.75%	12.64%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP Overseas Portfolio Service Class R	2,905	$110.96	322,400	0.00%	0.75%	10.96%	(a)
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	157,168	$205.20 to $2,087.47	47,476,280	2.72%	0.60% to 0.75%	4.68% to 4.84%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	192,103	$192.02 to $1,951.14	46,034,857	4.11%	0.60% to 0.75%	3.67% to 3.83%
Fidelity VIP II Contrafund Portfolio Initial Class	371,697	$232.75 to $2,357.96	114,652,659	0.33%	0.60% to 0.75%	14.61% to 14.79%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	36,442	$173.56 to $1,739.97	7,590,164	0.00%	0.60% to 0.75%	23.84% to 24.03%
Fidelity VIP III Value Strategies Portfolio Service Class	11,641	$168.25 to $1,686.75	2,540,271	0.00%	0.60% to 0.75%	13.14% to 13.31%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	82,568	$154.65 to $1,571.45	16,075,368	3.63%	0.60% to 0.75%	0.03% to 0.18%
Neuberger Berman AMT Partners Portfolio	186,553	$114.08 to $2,352.19	29,576,931	0.01%	0.60% to 0.75%	18.09% to 18.26%
Neuberger Berman AMT Fasciano Portfolio Class S	5,642	$139.30 to $1,396.50	956,675	0.00%	0.60% to 0.75%	11.04% to 11.21%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	2,424	$141.89 to $1,422.45	378,771	0.00%	0.60% to 0.75%	15.44% to 15.61%
Neuberger Berman AMT Socially Responsive Portfolio	1,499	$138.44 to $1,387.85	322,367	0.00%	0.60% to 0.75%	12.43% to 12.60%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	23,921	$183.19 to $1,861.44	6,542,406	9.29%	0.60% to 0.75%	8.34% to 8.50%
Van Eck Worldwide Hard Assets Fund Initial Class	17,875	$176.44 to $1,792.88	5,244,487	0.41%	0.60% to 0.75%	23.30% to 23.49%
Van Eck Worldwide Emerging Markets Fund Initial Class	93,763	$134.77 to $1,365.32	20,806,544	0.59%	0.60% to 0.75%	24.95% to 25.14%
Van Eck Worldwide Real Estate Fund Initial Class	20,261	$175.29 to $1,770.53	4,739,271	1.57%	0.60% to 0.75%	35.19% to 35.40%
Van Eck Worldwide Bond Fund Class R	15,037	$112.41 to $1,125.19	1,890,358	0.00%	0.60% to 0.75%	12.41% to 12.52%	(a)
Van Eck Worldwide Hard Assets Fund Class R	13,300	$125.22 to $1,253.42	1,942,521	0.00%	0.60% to 0.75%	25.22% to 25.34%	(a)
Van Eck Worldwide Emerging Markets Fund Class R	40,952	$126.65 to $1,267.77	6,224,264	0.00%	0.60% to 0.75%	26.65% to 26.78%	(a)
Van Eck Worldwide Real Estate Fund Class R	13,922	$129.03 to $1,291.57	2,156,401	0.00%	0.60% to 0.75%	29.03% to 29.16%	(a)
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	240,324	$101.33 to $1,026.62	31,495,575	0.00%	0.60% to 0.75%	15.70% to 15.87%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	160,674	$56.17 to $565.67	9,552,388	0.00%	0.60% to 0.75%	18.27% to 18.44%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II Investor Class	78,790	$109.99 to $1,107.63	9,433,245	0.00%	0.60% to 0.75%	17.34% to 17.51%
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	24,941	$106.64 to $1,070.72	2,879,968	1.89%	0.60% to 0.75%	4.26% to 4.42%
Dreyfus Developing Leaders Portfolio Initial Shares	1,334	$141.85 to $1,422.10	234,394	0.25%	0.60% to 0.75%	10.51% to 10.67%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	17,019	$161.42 to $1,631.90	2,980,808	0.45%	0.60% to 0.75%	20.97% to 21.16%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	41,223	$133.92 to $1,342.56	6,128,241	2.15%	0.60% to 0.75%	9.81% to 9.98%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	4,861	$114.35 to $1,148.13	725,999	0.58%	0.60% to 0.75%	14.07% to 14.24%
American Century VP Ultra Fund Class I	13,059	$109.99 to $1,104.35	1,521,673	0.00%	0.60% to 0.75%	9.85% to 10.01%
American Century VP Value Fund Class I	33,418	$126.89 to $1,274.03	4,856,439	0.98%	0.60% to 0.75%	13.48% to 13.65%
American Century VP Income and Growth Fund Class I	8,225	$136.35 to $1,397.29	1,220,343	1.09%	0.60% to 0.75%	12.15% to 12.32%
American Century VP International Fund Class III	5,088	$113.19 to $113.27	576,126	0.00%	0.65% to 0.75%	13.19% to 13.27%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	10,112	$107.88 to $1,081.48	1,163,323	3.32%	0.60% to 0.75%	5.02% to 5.18%
Janus Aspen Series:
Janus Aspen Capital Appreciation Portfolio Service Shares	12,839	$122.66 to $1,231.57	1,706,618	0.03%	0.60% to 0.75%	17.09% to 17.26%
Janus Aspen International Growth Portfolio Service Shares	5,556	$122.23 to $1,227.17	717,229	0.84%	0.60% to 0.75%	17.8% to 17.98%
Janus Aspen Global Technology Portfolio Service Shares	3,169	$103.25 to $1,036.66	354,583	0.00%	0.60% to 0.75%	-0.19% to -0.04%
Janus Aspen Balanced Portfolio Service Shares	4,775	$117.97 to $1,182.65	776,451	2.32%	0.60% to 0.75%	7.48% to 7.65%
Janus Aspen Risk Managed Core Portfolio Service Shares	487	$142.71 to $1,430.7	102,404	1.99%	0.60% to 0.75%	16.59% to 16.76%
Janus Aspen International Growth Portfolio Service II Shares	2,868	$114.40 to $114.47	328,151	0.64%	0.65% to 0.75%	14.4% to 14.47%	(a)
Janus Aspen Global Technology Portfolio Service II Shares	725	$105.32 to $105.39	76,312	0.00%	0.65% to 0.75%	5.32% to 5.39%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	30,951	$110.25 to $1,106.88	3,670,077	0.23%	0.60% to 0.75%	6.14% to 6.3%
Oppenheimer Global Securities Fund VA Initial Class	14,246	$130.60 to $1,311.22	2,469,922	1.40%	0.60% to 0.75%	18.27% to 18.45%
Oppenheimer Main Street Fund VA Initial Class	16,479	$111.56 to $1,120.07	2,255,655	0.77%	0.60% to 0.75%	8.64% to 8.8%
Oppenheimer High Income Fund VA Initial Class	4,614	$120.33 to $1,206.31	637,680	4.83%	0.60% to 0.75%	8.15% to 8.31%
Oppenheimer Main Street Small Cap Fund VA Initial Class	5,183	$163.58 to $1,639.87	1,029,299	0.00%	0.60% to 0.75%	18.53% to 18.71%
Oppenheimer Global Securities Fund/ VA Class III	25,810	$116.02 to $116.09	2,995,079	0.00%	0.65% to 0.75%	16.02% to 16.09%	(a)
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	17,298	$143.34 to $1,436.99	2,690,650	0.00%	0.60% to 0.75%	10.24% to 10.41%
AIM V.I. Capital Appreciation Fund Series I	720	$130.51 to $1,308.34	94,116	0.00%	0.60% to 0.75%	5.83% to 5.99%
AIM V.I. Capital Development Fund Series I	2,451	$148.39 to $1,487.61	431,652	0.00%	0.60% to 0.75%	14.64% to 14.81%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	11,823	$104.35 to $1,044.40	1,371,751	3.27%	0.60% to 0.75%	2.85% to 3.00%
Federated American Leaders Fund II Primary Shares	467	$136.59 to $1,369.34	63,671	1.22%	0.60% to 0.75%	8.96% to 9.12%
Federated Capital Appreciation Fund II Primary Shares	835	$127.83 to $1,281.55	106,720	0.48%	0.60% to 0.75%	6.59% to 6.75%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	22,889	$163.69 to $1,641.03	4,509,111	0.24%	0.60% to 0.75%	23.16% to 23.35%
Franklin Rising Dividends Securities Fund Class I	42,426	$135.21 to $1,355.47	6,747,251	0.59%	0.60% to 0.75%	10.42% to 10.58%
Templeton Foreign Securities Fund Class I	5,670	$155.77 to $1,561.64	1,342,404	1.34%	0.60% to 0.75%	17.98% to 18.16%
Franklin Templeton Variable Insurance Products Trust:
AllianceBernstein Growth and Income Portfolio Class A	18,410	$136.96 to $1,372.98	2,915,703	0.87%	0.60% to 0.75%	10.63% to 10.80%
AllianceBernstein Small Cap Value Portfolio Class A	8,356	$162.55 to $1,629.57	1,562,996	0.22%	0.60% to 0.75%	18.41% to 18.59%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	4,011	$125.06 to $1,253.71	550,065	0.00%	0.60% to 0.75%	8.37% to 8.53%
MFS Value Series Initial Class	14,385	$140.68 to $1,410.33	2,339,582	0.45%	0.60% to 0.75%	14.32% to 14.49%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	1,191	$136.34 to $1,366.84	165,116	1.01%	0.60% to 0.75%	10.28% to 10.45%
Putnam VT International Equity Fund Class IB	955	$146.87 to $1,472.35	297,222	1.70%	0.60% to 0.75%	15.33% to 15.50%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Putnam VT Voyager Fund Class IB	2,733	$122.96 to $1,232.65	777,349	0.21%	0.60% to 0.75%	4.25% to 4.40%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	6,172	$133.09	821,499	1.24%	0.95%	12.25%
Vanguard Total Bond Market Index Portfolio	4,128	$107.20	442,482	3.52%	0.95%	3.22%
Vanguard High Yield Bond Portfolio	3,298	$122.54	404,091	4.53%	0.95%	7.50%
Vanguard Mid Cap Index Portfolio	4,286	$153.38	657,363	0.48%	0.95%	19.18%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	4,885	$105.48 to $1,057.43	579,942	3.75%	0.60% to 0.75%	3.59% to 3.74%
Van Kampen Emerging Markets Debt Portfolio Class I	1,732	$124.06 to $1,243.75	270,709	6.72%	0.60% to 0.75%	9.24% to 9.40%
Van Kampen U.S. Real Estate Portfolio Class I	14,908	$174.02 to $1,744.52	2,902,313	1.53%	0.60% to 0.75%	35.38% to 35.58%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund	213,714	$246.18 to $6,779.59	$148,333,837	1.19%	0.00% to 0.75%	26.51% to 27.47%	(b)
Gartmore GVIT Money Market Fund	296,367	$150.49 to $2,828.93	$55,967,286	0.74%	0.00% to 0.75%	-0.01% to 0.74%	(b)
Gartmore GVIT Government Bond Fund (Class IV)	75,037	$209.28 to $4,530.64	$24,247,532	7.75%	0.00% to 0.75%	2.41% to 3.18%	(b)
JP Morgan GVIT Balanced Fund	71,769	$242.08 to $3,680.35	$37,298,024	4.39%	0.35% to 0.75%	17.48% to 17.95%	(b)
Gartmore GVIT Mid Cap Growth Fund	122,176	$352.80 to $5,286.47	$64,810,824	0.00%	0.60% to 0.75%	37.77% to 37.98%	(b)
Dreyfus GVIT International Value Fund	168,170	$233.75 to $2,380.50	$56,528,319	2.54%	0.60% to 0.75%	37.48% to 37.69%	(b)
Gartmore GVIT Growth Fund	231,611	$85.07 to $857.99	$26,054,589	0.04%	0.60% to 0.75%	30.73% to 30.92%	(b)
Comstock GVIT Value Fund	162,374	$109.39 to $1,103.27	$24,148,796	1.51%	0.60% to 0.75%	30.48% to 30.68%	(b)
Gartmore GVIT Small Company Fund	192,737	$110.44 to $1,113.79	$26,817,376	0.00%	0.60% to 0.75%	43.96% to 44.17%	(b)
Gartmore GVIT Small Cap Value Fund	190,383	$126.31 to $1,273.85	$31,906,956	0.00%	0.60% to 0.75%	49.63% to 49.86%	(b)
Gartmore GVIT Equity 500 Index Fund	538,787	$268.87 to $2,731.07	$188,161,419	1.86%	0.60% to 0.75%	27.37% to 27.56%	(b)
Gartmore GVIT Government Bond Fund (Class I)	880	$102.68	$90,325	1.78%	0.75%	2.68%	(a)
Gartmore GVIT Investor Destinations Aggressive Fund	9,674	$126.41 to $1,275.88	$1,225,946	1.21%	0.60% to 0.75%	26.41% to 27.59%	(a)
Gartmore GVIT Investor Destinations Conservative Fund	6,061	$106.58 to $1,056.95	$667,371	2.03%	0.60% to 0.75%	5.69% to 6.58%	(a)
Gartmore GVIT Investor Destinations Moderate Fund	10,132	$116.57 to $1,165.47	$1,208,295	1.35%	0.60% to 0.75%	16.55% to 16.57%	(a)
Gartmore GVIT Investor Destinations Moderately Aggressive Fund	18,821	$122.13 to $1,228.76	$2,393,156	0.96%	0.60% to 0.75%	22.13% to 22.88%	(a)
Gartmore GVIT Investor Destinations Moderately Conservative Fund	1,729	$111.45 to $1,108.78	$192,693	1.59%	0.60% to 0.75%	10.88% to 11.45%	(a)
Gartmore GVIT Emerging Markets Fund	4,413	$160.40 to $1,605.59	$712,839	0.27%	0.60% to 0.75%	60.40% to 60.56%	(a)
Dreyfus GVIT Mid Cap Index Fund	4,848	$131.32 to $1,314.51	$811,369	0.34%	0.60% to 0.75%	31.32% to 31.45%	(a)
Federated GVIT High Income Bond Fund	4,386	$110.63 to $1,107.46	$612,240	5.60%	0.60% to 0.75%	10.63% to 10.75%	(a)
Gartmore GVIT Global Financial Services Fund	2,201	$133.87 to $1,340.06	$304,960	0.60%	0.60% to 0.75%	33.87% to 34.01%	(a)
Gartmore GVIT Global Health Sciences Fund	3,010	$125.16 to $1,252.87	$806,163	0.00%	0.60% to 0.75%	25.16% to 25.29%	(a)
Gartmore GVIT Global Technology and Communications Fund	3,023	$138.78 to $1,389.17	$421,347	0.00%	0.60% to 0.75%	38.78% to 38.92%	(a)
Gartmore GVIT Global Utilities Fund	256	$119.56 to $1,196.83	$30,760	0.48%	0.60% to 0.75%	19.56% to 19.68%	(a)
GVIT Small Cap Growth Fund	4,888	$125.66 to $1,257.86	$705,994	0.00%	0.60% to 0.75%	25.66% to 25.79%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT U.S. Growth Leaders Fund	3,096	$133.38 to $1,335.14	$519,168	0.00%	0.60% to 0.75%	33.38% to 33.51%	(a)
Van Kampen GVIT Multi Sector Bond Fund	5,508	$105.79 to $1,058.93	$731,628	3.86%	0.60% to 0.75%	5.79% to 5.89%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Nationwide Provident Series A:
2006 Series	30,237	$287.92 to $4,522.06	$14,133,425	0.00%	0.60% to 1.00%	1.65% to 2.06%
Fidelity Variable Insurance Products Funds (Initial Class):
Equity-Income Portfolio	379,124	$271.66 to $2,759.43	$141,817,020	1.81%	0.60% to 0.75%	29.36% to 29.55%
Growth Portfolio	589,450	$247.42 to $2,513.19	$198,925,472	0.27%	0.60% to 0.75%	31.86% to 32.05%
High Income Portfolio	113,576	$140.04 to $1,466.25	$21,281,074	6.83%	0.60% to 0.75%	26.31% to 26.50%
Overseas Portfolio	240,885	$145.61 to $1,477.40	$47,284,662	0.83%	0.60% to 0.75%	42.30% to 42.51%
Asset Manager Portfolio	166,379	$196.03 to $1,991.14	$47,793,743	3.60%	0.60% to 0.75%	17.09% to 17.27%
Investment Grade Bond Portfolio	190,772	$185.21 to $1,879.16	$44,759,066	3.86%	0.60% to 0.75%	4.42% to 4.57%
Contrafund Portfolio	380,422	$203.07 to $2,054.22	$101,418,387	0.46%	0.60% to 0.75%	27.50% to 27.70%
Mid Cap Growth Portfolio	17,123	$140.15 to $1,402.91	$2,780,517	0.00%	0.60% to 0.75%	40.15% to 40.29%	(a)
Value Strategies Portfolio	6,778	$148.72 to $1,488.67	$1,218,600	0.00%	0.60% to 0.75%	48.72% to 48.87%	(a)
Fidelity Variable Insurance Products Funds (Service Shares):
Investment Grade Bond Portfolio	3,267	$104.91	$342,790	0.00%	0.75%	4.91%	(a)
Equity-Income Portfolio	1,099	$123.67	$135,958	0.00%	0.75%	23.67%	(a)
Growth Portfolio	2,128	$124.96	$265,945	0.00%	0.75%	24.96%	(a)
Overseas Portfolio	1,317	$138.37	$182,287	0.00%	0.75%	38.37%	(a)
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	83,989	$154.61 to $1,568.69	$16,279,916	4.27%	0.60% to 0.75%	1.66% to 1.81%
Partners Portfolio	196,982	$96.60 to $1,988.94	$26,127,524	0.00%	0.60% to 0.75%	34.08% to 34.28%
Fasciano Portfolio	6,391	$125.45 to $1,255.76	$846,516	0.00%	0.60% to 0.75%	25.45% to 25.58%	(a)
Mid Cap Growth Portfolio	784	$122.91 to $1,230.36	$106,371	0.00%	0.60% to 0.75%	22.91% to 23.04%	(a)
Socially Responsive Portfolio	594	$123.13 to $1,232.53	$73,178	0.00%	0.60% to 0.75%	23.13% to 23.25%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	36,877	$169.10 to $1,715.64	$8,539,278	1.56%	0.60% to 0.75%	17.28% to 17.46%
Van Eck Worldwide Hard Assets Portfolio	23,902	$143.39 to $1,454.82	$5,224,572	0.44%	0.60% to 0.75%	44.00% to 44.21%
Van Eck Worldwide Emerging Markets Portfolio	131,140	$107.86 to $1,091.05	$20,706,415	0.12%	0.60% to 0.75%	53.04% to 53.27%
Van Eck Worldwide Real Estate Portfolio	27,885	$129.66 to $1,307.67	$4,618,458	2.00%	0.60% to 0.75%	33.50% to 33.70%
Alger American Fund:
Small Capitalization Portfolio	257,766	$87.58 to $885.98	$29,354,050	0.00%	0.60% to 0.75%	41.28% to 41.49%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	159,693	$47.50 to $477.59	$7,956,777	0.00%	0.60% to 0.75%	33.21% to 33.41%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	82,123	$93.74 to $942.56	$8,438,426	0.08%	0.60% to 0.75%	35.98% to 36.19%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	17,412	$102.29 to $1,025.42	$1,949,592	1.40%	0.60% to 0.75%	20.26% to 20.45%
Developing Leaders Portfolio	264	$128.37 to $1,284.94	$43,821	0.05%	0.60% to 0.75%	28.37% to 28.49%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	11,382	$133.44 to $1,346.95	$1,662,627	0.29%	0.60% to 0.75%	33.44% to 34.69%	(a)
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund	16,022	$121.95 to $1,220.75	$2,272,717	1.21%	0.60% to 0.75%	21.95% to 22.07%	(a)
American Century Variable Portfolios, Inc. (Class I):
VP International Fund	6,241	$100.25 to $1,005.04	$743,469	0.73%	0.60% to 0.75%	23.58% to 23.77%
VP Ultra Fund	17,496	$100.13 to $1,003.83	$1,834,534	0.00%	0.60% to 0.75%	23.97% to 24.15%
VP Value Fund	29,965	$111.82 to $1,121.02	$3,794,422	0.00%	0.60% to 0.75%	28.00% to 28.19%
American Century Variable Portfolios II, Inc. (Class II):
VP Income and Growth Fund	5,783	$121.58 to $1,244.06	$763,320	0.00%	0.60% to 0.75%	21.58% to 24.41%	(a)
VP Inflation Protection Portfolio	2,762	$102.72 to $1,028.26	$336,009	0.42%	0.60% to 0.75%	2.72% to 2.83%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	11,805	$104.76 to $1,050.27	$1,349,456	0.27%	0.60% to 0.75%	19.34% to 19.51%
International Growth Portfolio	6,892	$103.76 to $1,040.18	$750,310	1.10%	0.60% to 0.75%	33.53% to 33.73%
Global Technology Portfolio	4,113	$103.44 to $1,037.03	$467,076	0.00%	0.60% to 0.75%	45.38% to 45.60%
Balanced Portfolio	4,529	$109.76 to $1,098.66	$582,373	1.68%	0.60% to 0.75%	9.76% to 9.87%	(a)
Risk Managed Large Cap Core Portfolio	1,094	$122.41 to $1,225.31	$133,943	0.12%	0.60% to 0.75%	22.41% to 22.53%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	15,315	$103.87 to $1,041.32	$1,802,650	0.31%	0.60% to 0.75%	29.97% to 30.16%
Global Securities Fund VA	21,549	$110.42 to $1,106.98	$2,571,375	0.50%	0.60% to 0.75%	41.95% to 42.17%
Main Street Fund VA	12,151	$102.69 to $1,029.43	$1,511,997	0.77%	0.60% to 0.75%	25.77% to 25.96%
High Income Fund VA	1,478	$111.26 to $1,113.71	$253,269	0.00%	0.60% to 0.75%	11.26% to 11.37%	(a)
Main Street Small Cap Fund VA	2,249	$138.01 to $1,381.46	$482,949	0.00%	0.60% to 0.75%	38.01% to 38.15%	(a)
AIM Variable Insurance Funds, Inc. (Series I):
AIM V.I. Basic Value Fund	2,782	$130.03 to $1,301.56	$439,431	0.04%	0.60% to 0.75%	30.03% to 30.16%	(a)
AIM V.I. Capital Appreciation Fund	328	$123.32 to $1,234.42	$40,542	0.00%	0.60% to 0.75%	23.32% to 23.44%	(a)
AIM V.I. Capital Development Fund	280	$129.44 to $1,295.72	$77,587	0.00%	0.60% to 0.75%	29.44% to 29.57%	(a)
Federated Insurance Series:
Quality Bond Fund II	5,200	$104.78 to $1,013.98	$622,734	0.00%	0.60% to 0.75%	1.40% to 4.78%	(a)
American Leaders Fund II	302	$125.36 to $1,254.86	$37,821	0.00%	0.60% to 0.75%	25.36% to 25.49%	(a)
Capital Appreciation Fund II	270	$119.93 to $1,200.48	$32,340	0.00%	0.60% to 0.75%	19.93% to 20.05%	(a)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund	9,784	$132.91 to $1,330.40	$1,472,405	0.02%	0.60% to 0.75%	32.91% to 33.04%	(a)
Franklin Rising Dividends Securities Fund	19,390	$122.45 to $1,225.73	$2,661,981	0.24%	0.60% to 0.75%	22.45% to 22.57%	(a)
Templeton Foreign Securities Fund	9,113	$132.03 to $1,321.61	$1,558,822	0.27%	0.60% to 0.75%	32.03% to 32.16%	(a)
AllianceBernstein Variable Products Series Fund (Class A):
Growth and Income Portfolio	7,766	$123.80 to $1,239.20	$1,133,377	0.04%	0.60% to 0.75%	23.80% to 23.92%	(a)
Small Cap Value Portfolio	7,401	$137.28 to $1,374.13	$1,071,615	0.04%	0.60% to 0.75%	37.28% to 37.41%	(a)
MFS Variable Insurance Trust:
Investors Growth Stock Series	1,359	$115.40 to $1,155.15	$197,272	0.00%	0.60% to 0.75%	15.40% to 15.52%	(a)
Value Series	11,921	$123.06 to $1,231.84	$1,526,747	0.00%	0.60% to 0.75%	23.06% to 23.18%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Putnam Variable Trust:
Growth and Income Fund	384	$123.63 to $1,237.56	$49,437	0.00%	0.60% to 0.75%	23.63% to 23.76%	(a)
International Equity Fund	2,269	$127.35 to $1,274.76	$332,401	0.00%	0.60% to 0.75%	27.35% to 27.48%	(a)
Voyager Fund	1,315	$117.95 to $1,180.65	$566,946	0.00%	0.60% to 0.75%	17.95% to 18.07%	(a)
Vanguard Variable Insurance Fund:
Equity Income Portfolio	1,691	$118.57	$200,545	0.00%	0.95%	18.57%	(a)
Total Bond Market Index Portfolio	1,652	$103.86	$171,533	0.00%	0.95%	3.86%	(a)
High Yield Bond Portfolio	897	$113.99	$102,220	0.00%	0.95%	13.99%	(a)
Mid Cap Index Portfolio	966	$128.70	$124,312	0.00%	0.95%	28.70%	(a)
Van Kampen — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	1,386	$101.83 to $1,019.28	$160,003	0.00%	0.60% to 0.75%	1.83% to 1.93%	(a)
Emerging Markets Debt Portfolio	1,619	$113.57 to $1,136.85	$247,795	0.00%	0.60% to 0.75%	13.57% to 13.68%	(a)
U.S. Real Estate Portfolio	7,147	$128.54 to $1,286.71	$1,093,253	0.00%	0.60% to 0.75%	28.54% to 28.67%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2002			For the Year Ended December 31, 2002

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Market Street Fund:
All Pro Broad Equity Portfolio	230,041	$194.59 to $5,318.78	$126,628,450	0.96%	0.00% to 0.75%	-23.78% to -23.21%
Money Market Portfolio	311,860	$150.51 to $2,808.09	$61,327,087	1.34%	0.00% to 0.75%	0.60% to 1.36%
Bond Portfolio	77,406	$204.36 to $4,391.09	$24,356,964	4.23%	0.00% to 0.75%	8.25% to 9.07%
Balanced Portfolio	74,085	$206.05 to $3,120.16	$33,344,330	3.08%	0.35% to 0.75%	-10.94% to -10.59%
Mid Cap Growth Portfolio	128,129	$256.07 to $3,831.31	$50,885,139	0.00%	0.60% to 0.75%	-22.96% to -22.84%
International Portfolio	176,991	$170.02 to $1,728.88	$43,455,264	1.09%	0.60% to 0.75%	-11.76% to -11.62%
All Pro Large Cap Growth Portfolio	224,301	$65.08 to $655.34	$18,548,484	0.00%	0.60% to 0.75%	-28.65% to -28.54%
All Pro Large Cap Value Portfolio	156,395	$83.84 to $844.28	$16,278,629	2.48%	0.60% to 0.75%	-15.08% to -14.95%
All Pro Small Cap Growth Portfolio	205,299	$76.71 to $772.54	$20,413,737	0.00%	0.60% to 0.75%	-36.87% to -36.78%
All Pro Small Cap Value Portfolio	196,048	$84.41 to $850.04	$22,254,084	7.25%	0.60% to 0.75%	-16.11% to -15.99%
Equity 500 Index Portfolio	543,464	$211.09 to $2,140.94	$149,632,576	1.22%	0.60% to 0.75%	-22.90% to -22.78%
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
2006 Series	37,269	$283.23 to $4,430.71	$16,407,833	0.00%	0.60% to 1.00%	9.99% to 10.43%
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio	389,518	$210.01 to $2,129.99	$113,315,798	1.72%	0.60% to 0.75%	-17.57% to -17.44%
Growth Portfolio	609,480	$187.64 to $1,903.15	$156,265,016	0.25%	0.60% to 0.75%	-30.63% to -30.52%
High Income Portfolio	110,033	$110.86 to $1,159.06	$16,137,943	11.29%	0.60% to 0.75%	2.67% to 2.82%
Overseas Portfolio	257,152	$102.33 to $1,036.68	$35,533,285	0.81%	0.60% to 0.75%	-20.88% to -20.76%
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio	174,083	$167.41 to $1,697.92	$43,298,551	3.93%	0.60% to 0.75%	-9.41% to -9.27%
Investment Grade Bond Portfolio	200,554	$177.38 to $1,796.95	$44,848,969	3.45%	0.60% to 0.75%	9.52% to 9.68%
Contrafund Portfolio	392,710	$159.27 to $1,608.68	$80,800,244	0.83%	0.60% to 0.75%	-10.03% to -9.89%
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	91,677	$152.09 to $1,540.78	$18,208,939	4.13%	0.60% to 0.75%	4.55% to 4.71%
Partners Portfolio	207,774	$72.05 to $1,481.18	$20,735,329	0.53%	0.60% to 0.75%	-24.71% to -24.60%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	35,359	$144.18 to $1,460.66	$7,133,219	0.00%	0.60% to 0.75%	20.75% to 20.93%
Van Eck Worldwide Hard Assets Portfolio	23,725	$99.58 to $1,008.81	$3,393,066	0.79%	0.60% to 0.75%	-3.57% to -3.43%
Van Eck Worldwide Emerging Markets Portfolio	138,216	$70.48 to $711.86	$14,126,406	0.17%	0.60% to 0.75%	-3.63% to -3.48%
Van Eck Worldwide Real Estate Portfolio	27,137	$97.13 to $978.10	$3,405,638	2.31%	0.60% to 0.75%	-5.20% to -5.06%
Alger American Fund:
Alger American Small Capitalization Portfolio	268,910	$61.99 to $626.17	$21,388,335	0.00%	0.60% to 0.75%	-26.78% to -26.67%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	150,762	$35.65 to $357.98	$5,703,795	0.00%	0.60% to 0.75%	-38.01% to -37.92%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	82,086	$68.93 to $692.10	$6,178,408	0.50%	0.60% to 0.75%	-27.11% to -27.00%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	16,212	$85.05 to $851.36	$1,532,445	1.63%	0.60% to 0.75%	-17.34% to - 17.21%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2002			For the Year Ended December 31, 2002

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

American Century Variable Portfolios, Inc.:
VP International Portfolio	8,088	$81.12 to $812.05	$730,403	0.00%	0.60% to 0.75%	-20.97% to - 20.85%	(a)
VP Ultra Portfolio	2,150	$80.77 to $808.55	$237,827	0.82%	0.60% to 0.75%	-23.29% to - 23.17%	(a)
VP Value Portfolio	17,209	$87.36 to $874.51	$1,795,765	0.00%	0.60% to 0.75%	-13.27% to - 13.14%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	3,192	$87.79 to $878.78	$372,733	0.29%	0.60% to 0.75%	-16.56% to - 16.43%	(a)
International Growth Portfolio	2,439	$77.70 to $777.82	$200,921	0.91%	0.60% to 0.75%	-26.31% to - 26.20%	(a)
Global Technology Portfolio	2,052	$71.15 to $712.25	$153,624	0.00%	0.60% to 0.75%	-41.37% to - 41.29%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	6,684	$79.92 to $800.02	$637,868	0.00%	0.60% to 0.75%	-27.41% to - 27.30%	(a)
Global Securities Fund VA	8,173	$77.79 to $778.65	$689,946	0.00%	0.60% to 0.75%	-22.72% to - 22.60%	(a)
Main Street Growth & Income Fund VA	5,550	$81.64 to $817.26	$563,449	0.00%	0.60% to 0.75%	-19.40% to - 19.28%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2001			For the Year Ended December 31, 2001

		Unit Fair Value	Average	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Net Assets	Income Ratio*	Lowest to Highest	Lowest to Highest

Market Street Fund, Inc.:
All Pro Broad Equity Portfolio	236,914	$255.31 to $6,926.40	$179,689,965	2.62%	0.35% to 0.76%	-13.53% to -12.88%
Money Market Portfolio	269,157	$149.61 to $2,770.43	$48,217,873	3.44%	0.35% to 0.76%	2.88% to 3.66%
Bond Portfolio	64,511	$188.78 to $4,026.09	$17,685,248	5.54%	0.35% to 0.75%	6.62% to 7.42%
Balanced Portfolio	81,562	$231.38 to $3,489.58	$40,892,021	3.83%	0.35% to 0.75%	-7.73% to -7.36%
Mid Cap Growth Portfolio	122,909.26	$332.37 to $4,965.48	$63,301,677	14.70%	0.60% to 0.76%	-4.61% to -4.47%
International Portfolio	167,840.23	$192.67 to $1,956.30	$48,603,974	4.18%	0.60% to 0.76%	-12.79% to -12.66%
All Pro Large Cap Growth Portfolio	201,760.97	$91.21 to $917.10	$22,824,030	0.06%	0.60% to 0.76%	-22.29% to -22.17%
All Pro Large Cap Value Portfolio	114,833.35	$98.72 to $992.69	$11,962,375	0.94%	0.60% to 0.77%	-1.49% to -1.34%
All Pro Small Cap Growth Portfolio	179,807.99	$121.52 to $1,221.90	$29,567,161	0.00%	0.61% to 0.76%	-16.56% to -16.43%
All Pro Small Cap Value Portfolio	137,067.48	$100.63 to $1,011.82	$14,176,030	0.44%	0.60% to 0.76%	11.94% to 12.11%
Equity 500 Index Portfolio	522,091.37	$273.78 to $2,772.54	$186,650,329	1.18%	0.60% to 0.75%	-12.91% to -12.78%
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
2006 Series	35,035.10	$257.52 to $4,012.33	$13,653,024	0.00%	0.35% to 0.75%	7.67% to 8.10%
Variable Insurance Products Fund:
Equity-Income Portfolio	387,151.67	$254.77 to $2,580.06	$135,009,460	1.68%	0.60% to 0.76%	-5.67% to -5.53%
Growth Portfolio	607,694.63	$270.49 to $2,739.28	$234,976,544	0.08%	0.60% to 0.76%	-18.27% to -18.14%
High Income Portfolio	109,702.49	$107.98 to $1,127.22	$16,107,902	13.81%	0.61% to 0.76%	-12.39% to -12.26%
Overseas Portfolio	267,505.27	$129.33 to $1,308.23	$49,896,367	5.30%	0.60% to 0.75%	-21.76% to -21.64%
Variable Insurance Products Fund II:
Asset Manager Portfolio	190,658.46	$184.80 to $1,871.48	$50,693,236	4.20%	0.60% to 0.75%	-4.81% to -4.67%
Investment Grade Bond Portfolio	155,691.70	$161.96 to $1,638.32	$27,677,486	4.64%	0.60% to 0.75%	7.65% to 7.81%
Contrafund Portfolio	393,535.21	$177.02 to $2,322.89	$87,885,443	0.77%	0.60% to 0.76%	-12.90% to -12.77%
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	68,541.19	$145.47 to $1,471.49	$10,475,048	5.29%	0.60% to 0.76%	7.97% to 8.13%
Partners Portfolio	214,137.57	$95.70 to $1,964.35	$27,905,220	0.39%	0.60% to 0.77%	-3.56% to -3.41%
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Portfolio	28,510.62	$119.41 to $1,207.87	$5,314,600	4.48%	0.60% to 0.77%	-5.82% to -5.63%
Van Eck Worldwide Hard Assets Portfolio	22,750.68	$103.27 to $1,044.63	$3,422,440	1.16%	0.60% to 0.76%	-11.12% to -10.99%
Van Eck Worldwide Emerging Markets Portfolio	131,732.15	$73.13 to $737.56	$12,652,776	0.00%	0.60% to 0.76%	-2.55% to -2.40%
Van Eck Worldwide Real Estate Portfolio	15,811.64	$102.45 to $1,030.18	$1,694,633	2.30%	0.60% to 0.75%	4.55% to 4.70%
Alger American Fund:
Alger American Small Capitalization Portfolio	265,961.66	$84.66 to $853.86	$29,985,337	0.05%	0.61% to 0.77%	-30.04% to -29.94%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2001			For the Year Ended December 31, 2001

		Unit Fair Value	Average	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Net Assets	Income Ratio*	Lowest to Highest	Lowest to Highest

Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	113,276.92	$57.52 to $576.65	$6,370,448	0.00%	0.61% to 0.78%	-31.29% to -31.19%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	47,432.87	$94.56 to $948.03	$3,352,931	0.56%	0.61% to 0.76%	-4.77% to -4.62%

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values on redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**	These ratios represent the range of annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

***	These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)	Note that these funds were added during the year and the total returns are not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate is representative of all units issued and outstanding at period end.

(b)	Effective following the close of business on April 25, 2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund.

(c)	Effective the close of business on April 8, 2005, Strong Variable Insurance Funds Inc. merged with Wells Fargo Advantage Variable Trust Funds. As a result of the merger, at the close of business on April 8, 2005, this fund replaced the corresponding Strong Variable Insurance Fund (See Note 1). Performance for the funds are reported separately.

(d)	Effective the close of business on April 8, 2005, Strong Variable Insurance Funds Inc. merged with Wells Fargo Advantage Variable Trust Funds. Subaccount performance prior to the close of business on April 8, 2005, reflects performance for the corresponding Strong Variable Insurance Fund (See Note 1).

Nationwide Life Insurance
Company of America
and Subsidiaries
Consolidated Financial Statements
For the Years Ended December 31, 2005, 2004 and 2003
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholder
Nationwide Life Insurance Company of America:
We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company of America (a wholly owned subsidiary of Nationwide Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.
As discussed in note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1,Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.
/s/ KPMG LLP
Philadelphia, PA
April 21, 2006

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Income
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2005	2004	2003

Revenues:
Policy charges	$186.7	$197.5	$196.1
Life insurance premiums	132.1	130.7	146.6
Net investment income	229.5	225.8	223.8
Other	49.3	46.1	35.5
Net realized gains on investments	8.8	27.4	27.1

Total Revenues	606.4	627.5	629.1

Benefits and expenses:
Interest credited to policyholder account values	50.0	51.2	58.4
Other benefits and claims	192.2	178.9	198.6
Policyholder dividends on participating policies	74.3	65.3	64.6
Amortization of deferred policy acquisition costs	13.9	20.2	18.8
Amortization of value of business acquired	45.0	52.7	46.7
Other operating expenses	119.2	124.2	122.0

Total Benefits and Expenses	494.6	492.5	509.1

Income before federal income tax expense	111.8	135.0	120.0
Federal income tax expense	28.3	45.6	35.3

Cumulative effect of adoption of accounting principles, net of tax	—	(0.1)	—

Net income	$83.5	$89.3	$84.7

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Balance Sheets
(in millions, except par value amounts)

	December 31,
	2005	2004

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $2,843.5 in 2005; $3,022.9 in 2004)	$2,863.1	$3,123.9
Equity securities (cost $29.8 in 2005; $31.1 in 2004)	33.5	34.4
Mortgage loans on real estate, net	689.7	618.3
Real estate, net	23.8	24.4
Policy loans	325.9	329.7
Other long-term investments	47.3	55.3
Short-term investments	203.5	209.0

Total Investments	4,186.8	4,395.0

Cash	5.9	4.4
Accrued investment income	51.4	53.2
Deferred policy acquisition costs	87.4	73.1
Value of business acquired	449.7	480.4
Other intangible assets	40.7	42.2
Goodwill	199.8	199.8
Other assets	279.8	275.4
Assets held in separate accounts	3,331.2	3,427.8

Total Assets	$8,632.7	$8,951.3

Liabilities and Shareholder’s Equity:
Future policy benefits and claims	$3,814.0	$3,932.7
Other liabilities	200.6	316.2
Liabilities related to separate accounts	3,331.2	3,427.8

Total Liabilities	7,345.8	7,676.7

Commitments and contingencies (notes 7, 10, 14 and 15)

Shareholder’s equity:
Common stock, $1.00 par value. Authorized 50.0 shares; 10.0 shares issued and outstanding	10.0	10.0
Additional paid-in capital	1,103.7	1,103.7
Retained earnings	176.7	143.2
Accumulated other comprehensive income (loss)	(3.5)	17.7

Total Shareholder’s Equity	1,286.9	1,274.6

Total Liabilities and Shareholder’s Equity	$8,632.7	$8,951.3

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Shareholder’s Equity
(in millions)

				Accumulated
		Additional		Other	Total
	Common	Paid-in	Retained	Comprehensive	Shareholder’s
	Stock	Capital	Earnings	Income/(Loss)	Equity

Balance as of January 1, 2003	$10.0	$1,106.6	$19.2	$6.9	$1,142.7
Comprehensive income:
Net income	—	—	84.7	—	84.7
Net unrealized gains on securities available-for-sale arising during the period, net of tax	—	—	—	18.2	18.2

Total comprehensive income					102.9

Purchase accounting adjustments	—	3.3	—	—	3.3

Balance as of December 31, 2003	$10.0	$1,109.9	$103.9	$25.1	$1,248.9

Balance as of January 1, 2004	$10.0	$1,109.9	$103.9	$25.1	$1,248.9

Comprehensive income:
Net income	—	—	89.3	—	89.3
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(7.4)	(7.4)

Total comprehensive income					81.9

Cash dividend paid to parent	—	—	(50.0)	—	(50.0)
Purchase accounting adjustments	—	(6.2)	—	—	(6.2)

Balance as of December 31, 2004	$10.0	$1,103.7	$143.2	$17.7	$1,274.6

Balance as of January 1, 2005	$10.0	$1,103.7	$143.2	$17.7	$1,274.6
Comprehensive income:
Net income	—	—	83.5	—	83.5
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(21.2)	(21.2)

Total comprehensive income					62.3

Cash dividend paid to parent	—	—	(50.0)	—	(50.0)

Balance as of December 31, 2005	$10.0	$1,103.7	$176.7	$(3.5)	$1,286.9

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Cash Flows
(in millions)

		Year Ended
	Year Ended	December 31,	Year Ended
	December 31,	2004	December 31,
	2005	Revised, see note 2	2003

Cash flows from operating activities
Net income	$83.5	$89.3	$84.7
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to policyholder account balances	50.0	51.2	58.4
Capitalization of deferred policy acquisition costs	(28.4)	(42.8)	(52.9)
Amortization of deferred policy acquisition costs and value of business acquired	58.9	72.9	65.5
Amortization and depreciation	26.7	37.4	47.3
Realized gains on investments	(8.8)	(27.4)	(27.1)
Decrease in accrued investment income	1.8	9.7	4.2
Increase in other assets	(6.2)	(16.4)	(6.5)
Increase (decrease) in policy liabilities	142.2	126.5	(25.7)
(Decrease) increase in other liabilities	(35.6)	(17.7)	33.8
Other, net	(4.6)	15.1	6.3

Net cash provided by operating activities	279.5	297.8	188.0

Cash flows from investing activities
Proceeds from maturity of securities available-for-sale	215.9	317.9	520.6
Proceeds from sale of securities available-for-sale	175.9	1,281.7	317.5
Proceeds from repayments of mortgage loans on real estate	108.3	162.3	76.6
Proceeds from repayments of policy loans, sale of other invested assets and real estate	26.2	15.4	34.5
Cost of securities available-for-sale acquired	(213.3)	(1,510.2)	(813.5)
Cost of mortgage loans on real estate acquired	(191.1)	(178.5)	(139.3)
Cost of real estate acquired	—	—	(0.1)
Cost of other invested assets acquired	(4.9)	(5.7)	(7.6)
Short-term investments, net	(65.3)	(31.3)	(10.6)
Collateral (paid) received-securities lending, net	(70.9)	143.2	—
Other, net	70.7	(138.7)	(0.4)

Net cash provided by (used in) investing activities	51.5	56.1	(22.3)

Cash flows from financing activities
Investment and universal life insurance product deposits	423.1	613.8	623.2
Investment and universal life insurance product withdrawals	(702.6)	(914.5)	(788.7)
Cash dividends paid to parent	(50.0)	(50.0)	—

Net cash used in financing activities	(329.5)	(350.7)	(165.5)

Net increase in cash	1.5	3.2	0.2
Cash, beginning of period	4.4	1.2	1.0

Cash, end of period	$5.9	$4.4	$1.2

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003
(1)     Organization and Description of Business
Nationwide Life Insurance Company of America (NLICA, or collectively with its subsidiaries, the Company), a financial services provider, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002. Prior to October 1, 2002, NLICA was known as Provident Mutual Life Insurance Company (Provident Mutual).
NLICA’s wholly owned subsidiaries are Nationwide Life and Annuity Company of America (NLACA), Nationwide Life Insurance Company of Delaware (NLICD) and Nationwide Provident Holding Company (NPHC).
The Company sells individual variable and traditional life insurance products, group annuity products and other investment products (subsidiary products summarized below). The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 82% of the Company’s sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2005. No single producer accounted for more than 1% of the Company’s sales for the twelve months ended December 31, 2005. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. The Company no longer sells individual fixed and variable annuity products as of October 1, 2002.
NLACA sells certain variable and traditional life insurance products, also sold by NLICA, through a personal producing general agency sales force. NLACA also maintains blocks of individual variable and fixed annuities.
NLICD’s business consists of life insurance assumed from NLICA.
NPHC is a downstream holding company whose major subsidiary is 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/ dealer, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies issued by both NLICA and NLACA.
(2)     Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. NLICA and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Both of the states of domicile have adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, goodwill,

Notes to Consolidated Financial Statements — (Continued)
pension and other postretirement employee benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. The Company’s insurance subsidiaries have no statutory accounting practices that differ from NAIC SAP or the accounting practices prescribed by their domiciliary states.
In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.
The most significant estimates include those used in determining the balance and amortization of DAC for investment products, traditional products, group annuity products and universal life insurance products, the balance and amortization of VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments, goodwill and other intangible assets, accruals related to federal income taxes, pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLICA and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated. Certain items in the 2004 footnotes have been reclassified to conform to the 2005 presentation. In the current presentation the Company included the change in Collateral payable — securities lending as cash flows from investing activities, which in 2004 were previously included with cash flows from operating activities in the amount of $143.2 million.
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims, policyholder dividend obligation and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required if such unrealized amounts had been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company’s internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash

Notes to Consolidated Financial Statements — (Continued)
flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate “structured product” pricing matrix has been developed to value, as appropriate, using the same methodology described above. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 77.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.4% from the above described matrices and 3.8% from other sources.
Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy, for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the amount and length of time the security’s fair value has been below amortized cost or cost, specific credit issues and financial prospects related to the issuer, the Company’s intent to hold or dispose of the security and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount.
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific

Notes to Consolidated Financial Statements — (Continued)
loans, the Company maintains an unallocated allowance for expected losses incurred as of the balance sheet date, but not yet specifically identified by loan. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate occupied by the Company and held for investment. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.
Policy loans are reported at unpaid principal balances.
Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized gains and losses on investments.
(c) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Notes to Consolidated Financial Statements — (Continued)
(d) Goodwill
In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of the net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but is evaluated for impairment periodically, at the reporting unit level. The Company conducts annual goodwill impairment testing in the fourth quarter. In addition, at each reporting period, the underlying components of goodwill are evaluated to determine whether conditions exist, which would more likely than not reduce the fair value of a reporting unit below its carrying amount. Should such conditions exist, the Company will perform impairment testing on an interim basis as well as the annual evaluation.
The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market based assumptions.
(e) Deferred Policy Acquisition Costs
The Company has deferred the costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index, the Company’s policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The

Notes to Consolidated Financial Statements — (Continued)
effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
(f) Value of Business Acquired and Other Intangible Assets
As a result of the acquisition by NFS in 2002 and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.
VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA was supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections condsidered all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.
Intangible assets include the Company’s career agency force, independent agency force, retirement services distribution channel, state licenses and certain other contracts and relationships. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts.
The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to initially value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to initially value the other intangible assets, as well as for net realized gains and losses, net of taxes, allocated to the closed block.
Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (ranging from 10 to 27 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, also as described in note 2(b), as well as for net realized gains and losses, net of taxes, allocated to the closed block. VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value

Notes to Consolidated Financial Statements — (Continued)
of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.
For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.
For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
The interest on the unamortized VOBA balance (interest rates range from 4.50% to 7.56%) during the twelve months ended December 31, 2005, 2004 and 2003 was $30.3 million, $33.0 million and $38.2 million, respectively.
The other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially, range from 5 to 22 years (weighted average 19 years), primarily based on the cash flows generated by these assets.
(g) Closed Block
In connection with the demutualization of Provident Mutual, immediately prior to its acquisition by NFS, the Company established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (a) payment of policy benefits, specified expenses and taxes and (b) the continuation of dividends throughout the life of the policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.
Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Insurance Department of the Commonwealth of Pennsylvania. The closed block will remain in effect as long as any policy in the closed block is in force.

Notes to Consolidated Financial Statements — (Continued)
If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.
The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date the Company was acquired by NFS, represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income for the benefit of stockholders over the period the policies in the closed block remain in force.
If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is due to the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, being recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative earnings are less favorable than expected, actual earnings will be recognized in income.
The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.
(h) Separate Accounts
Separate account assets and liabilities represent policyholders’/contractholders’ funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.
(i) Future Policy Benefits
The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, is the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values, and investment rates consistent with the Company’s dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners’ Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that

Notes to Consolidated Financial Statements — (Continued)
would have been required if such unrealized amounts had been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate, as discussed in note 2(b).
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 4.5% to 5.0%. Also, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at higher/lower interest rates, which would have resulted in the use of a higher/lower discount rate, as discussed in note 2(b).
(j) Participating Business
Participating business represented approximately 65.3% as of December 31, 2005 (66.7% as of December 31, 2004 and 68.3% as of December 31, 2003) of the Company’s life insurance in force, 84.6% as of December 31, 2005 (85.2% as of December 31, 2004 and 86.0% at 2003) of the number of life insurance policies in force, and 34.6% in 2005 (33.5% in 2004 and 33.9% at December 31, 2003) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in “Future policy benefits and claims” in the accompanying consolidated balance sheets.
(k) Federal Income Tax
The Company and its life insurance subsidiaries file a consolidated federal income tax return and the Company’s non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.
The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

Notes to Consolidated Financial Statements — (Continued)
(l) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis.
(m) Recently Issued Accounting Pronouncements
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1,Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the Financial Accounting Standards Board (FASB). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FASB Staff Position (FSP) Emerging Issues Task Force (EITF) 03-1-a,Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44,Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose

Notes to Consolidated Financial Statements — (Continued)
Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1,The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1,Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.
On March 2004, the EITF reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1,The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. Effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued SOP 03-1,Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts to address many topics. The most significant topic to the Company is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $0.1 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statement of income:

(in millions)	January 1, 2004

Increase in future policy benefits
GMDB claim reserves	$(0.2)
Less: deferred federal income taxes	0.1

Cumulative effect of adoption of accounting principle, net of tax	$(0.1)

Notes to Consolidated Financial Statements — (Continued)

(3)	Investments
The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2005 and 2004 were:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in millions)	Cost	Gains	Losses	Fair Value

December 31, 2005
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$23.9	$—	$0.6	$23.3
Agencies not backed by full faith and credit of U.S. Government	32.6	—	0.5	32.1
Obligations of states and political subdivisions	14.2	—	0.1	14.1
Debt securities issued by foreign governments	1.3	—	—	1.3
Corporate securities:
Public	1,225.3	51.5	15.8	1,261.0
Private	627.1	5.4	12.2	620.3
Mortgage-backed securities — U.S. Government backed	740.6	3.1	8.8	734.9
Asset-backed securities	178.5	1.6	4.0	176.1

Total fixed maturity securities	2,843.5	61.6	42.0	2,863.1
Equity securities	29.8	4.2	0.5	33.5

Total	$2,873.3	$65.8	$42.5	$2,896.6

December 31, 2004
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$34.4	$—	$0.4	$34.0
Agencies not backed by full faith and credit of U.S. Government	50.8	0.3	0.3	50.8
Obligations of states and political subdivisions	14.8	—	0.1	14.7
Debt securities issued by foreign governments	1.3	—	—	1.3
Corporate securities:
Public	1,326.7	86.5	3.9	1,409.3
Private	663.1	14.1	4.5	672.7
Mortgage-backed securities — U.S. Government backed	757.2	11.3	1.4	767.1
Asset-backed securities	174.6	1.1	1.7	174.0

Total fixed maturity securities	3,022.9	113.3	12.3	3,123.9
Equity securities	31.1	3.6	0.3	34.4

Total	$3,054.0	$116.9	$12.6	$3,158.3

Notes to Consolidated Financial Statements — (Continued)
The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2005, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	Cost	Fair Value

Fixed maturity securities available-for-sale:
Due in one year or less	$58.0	$57.7
Due after one year through five years	634.0	625.0
Due after five years through ten years	612.7	612.0
Due after ten years	619.7	657.4

Subtotal	1,924.4	1,952.1
Mortgage-backed securities — U.S. Government backed	740.6	734.9
Asset-backed securities	178.5	176.1

Total	$2,843.5	$2,863.1

The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31, 2005 and 2004:

(in millions)	2005	2004

Net unrealized gains, before adjustments and taxes	$23.3	$104.3
Adjustment to VOBA	6.9	(5.1)
Adjustment to policy dividend obligation	(30.7)	(65.4)
Adjustment to policy acquisition costs	0.4	0.6
Adjustment to future policy benefits and claims	(5.3)	(7.2)
Deferred federal income tax	1.9	(9.5)

Net unrealized (losses) gains	$(3.5)	$17.7

An analysis of the change in gross unrealized (losses) gains on securities available-for-sale follows for the twelve months ended December 31, 2005, 2004 and 2003:

(in millions)	2005	2004	2003

Securities available-for-sale:
Fixed maturity securities	$(81.4)	$2.9	$73.9
Equity securities	0.4	1.4	5.1

Net change	$(81.0)	$4.3	$79.0

Notes to Consolidated Financial Statements — (Continued)
The analysis of gross unrealized losses on available-for-sale securities by time in an unrealized loss position, as of December 31, 2005 and 2004 follows:

	Less than or Equal to
	One Year		More than One Year

	Estimated	Gross	Estimated	Gross
	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses

December 31, 2005
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$10.8	$0.3	$7.9	$0.3
Agencies not backed by full faith and credit of U.S. Government	32.1	0.5	—	—
Obligations of states and political subdivisions	7.1	0.1	—	—
Debt securities issued by foreign governments	1.3	—	—	—
Corporate securities:
Public	520.6	10.2	158.8	5.6
Private	267.0	7.4	95.1	4.8
Mortgage-backed securities — U.S. Government backed	440.1	6.8	66.9	2.0
Asset-backed securities	95.7	2.1	57.7	1.9

Total fixed maturity securities	1,374.7	27.4	386.4	14.6
Equity securities	16.9	0.5	—	—

Total	$1,391.6	$27.9	$386.4	$14.6

% of gross unrealized loss		65.6%		34.4%

December 31, 2004
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$19.2	$0.1	$13.9	$0.3
Agencies not backed by full faith and credit of U.S. Government	—	—	1.8	0.3
Obligations of states and political subdivisions	7.0	—	1.9	0.1
Debt securities issued by foreign governments	—	—	1.2	—
Corporate securities:
Public	218.4	2.5	37.7	1.4
Private	189.1	1.7	51.2	2.8
Mortgage-backed securities — U.S. Government backed	199.3	1.3	3.2	0.1
Asset-backed securities	93.4	1.7	1.0	—

Total fixed maturity securities	726.4	7.3	111.9	5.0
Equity securities	16.6	0.3	—	—

Total	$743.0	$7.6	$111.9	$5.0

% of gross unrealized loss		60.3%		39.7%

Proceeds from the sale of securities available-for-sale during the twelve months ended December 31, 2005, 2004 and 2003 were $175.9 million, $1,281.7 million and $317.5 million, respectively. During the twelve months ended December 31, 2005, 2004 and 2003, gross gains of $16.5 million, $52.2 million and

Notes to Consolidated Financial Statements — (Continued)
$40.9 million and gross losses of $1.4 million, $4.5 million and $4.4 million were realized on those sales, respectively.
The Company had no real estate investments that were non-income producing for the twelve months ended December 31, 2005, 2004 and 2003.
Real estate is presented at cost less accumulated depreciation of $2.9 million and $1.8 million as of December 31, 2005 and 2004, respectively. The carrying value of real estate held for disposal totaled $5.2 million and $3.7 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $2.5 million as of December 31, 2005 ($6.8 million as of December 31, 2004), which includes the related valuation allowance of $1.9 million ($2.1 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. As of December 31, 2005, the average recorded investment in impaired mortgage loans on real estate was $1.2 million ($4.4 million as of December 31, 2004) and interest income recognized on those loans totaled $0.4 million in 2005 ($0.7 million in 2004 and $0.3 million for 2003), which is equal to interest income recognized using a cash-basis method of income recognition.
Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2005, 2004 and 2003:

(in millions)	2005	2004	2003

Allowance, beginning of period	$3.7	$3.3	$7.6
Net additions (reductions) charged (credited) to allowance	0.1	0.4	(4.3)

Allowance, end of period	$3.8	$3.7	$3.3

During 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $4.2 million.
An analysis of investment income (loss) by investment type follows for the twelve months ended December 31, 2005, 2004 and 2003:

(in millions)	2005	2004	2003

Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$162.3	$168.5	$176.9
Equity securities	2.0	0.1	1.3
Mortgage loans on real estate	42.2	37.6	31.8
Real estate	(0.2)	(0.2)	(0.2)
Policy loans	21.5	21.7	22.8
Short-term investments	2.3	1.1	0.5
Other	5.3	4.3	(1.0)

Gross investment income	235.4	233.1	232.1
Less investment expenses	5.9	7.3	8.3

Net investment income	$229.5	$225.8	$223.8

Notes to Consolidated Financial Statements — (Continued)
An analysis of net realized gains (losses) on investments by investment type follows for the twelve months ended December 31, 2005, 2004 and 2003:

(in millions)	2005	2004	2003

Realized gains (losses) on sale of securities available-for-sale
Fixed maturity securities — gains	$15.6	$49.3	$36.4
Fixed maturity securities — losses	(1.2)	(4.5)	(4.4)
Equity securities — gains	0.9	2.9	4.5
Equity securities — losses	(0.2)	—	—
Other-than-temporary impairments of securities available-for-sale:
Fixed maturity securities	(2.7)	(7.8)	(6.6)
Equity securities	(0.4)	—	—
Real estate	1.3	—	(1.3)
Mortgage loans on real estate	(4.7)	(9.9)	2.3
Amortization adjustment for VOBA	2.3	4.6	0.6
Amounts credited to the policyholder dividend obligation	(5.2)	(7.2)	(5.4)
Other	3.1	—	1.0

Net realized gains (losses) on investments	$8.8	$27.4	$27.1

Fixed maturity securities with an amortized cost of $13.3 million and $13.5 million as of December 31, 2005 and 2004 were on deposit with various regulatory agencies as required by law, respectively.
As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $70.0 million and $139.8 million, respectively. As of December 31, 2005 and 2004, the Company held collateral of $72.3 million and $143.2 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)	Deferred Policy Acquisition Costs
A reconciliation of the DAC asset for the twelve months ended December 31, 2005, 2004 and 2003 is as follows:

(in millions)	2005	2004	2003

Balance at beginning of period	$73.1	$50.3	$15.8
Expenses deferred	28.4	42.8	52.9
Amortization of DAC	(13.9)	(20.2)	(18.8)

	87.6	72.9	49.9
Effect on DAC from unrealized gains/losses	(0.2)	0.2	0.4

Balance at end of period	$87.4	$73.1	$50.3

Notes to Consolidated Financial Statements — (Continued)

(5)	Value of Business Acquired and Other Intangible Assets
A reconciliation of VOBA for the twelve months ended December 31, 2005, 2004 and 2003 is as follows:

(in millions)	2005	2004	2003

Balance at beginning of period	$480.4	$523.0	$569.3
VOBA established during the period	—	—	—
Amortization of VOBA allocated to:
Net realized gains/losses on investments	2.3	4.6	0.6
Amortization of value of business acquired	(45.0)	(52.7)	(46.7)

	437.7	474.9	523.2
Change in unrealized gain/loss on available-for-sale securities	12.0	5.5	(0.2)

Balance at end of period	$449.7	$480.4	$523.0

Intangible assets as of December 31, 2005 and 2004 are summarized as follows:

	December 31,
	2006 and 2004	December 31,	December 31,
	Gross	2005	2003
	Carrying	Accumulated	Accumulated	Initial
(in millions)	Amount	Amortization	Amortization	Useful Life

Amortizing intangible assets:
VOBA	$594.9	$152.1	$109.4	28 years
Career financial consultant distribution force	17.5	0.9	0.5	20 years
Independent agency force	5.9	0.3	0.1	20 years
Retirement services distribution force	7.0	0.4	0.2	20 years
1717 Capital Management Company licenses and agreements	4.1	0.9	0.7	22 years
Other	3.3	2.6	2.1	5 years

Total	632.7	157.2	113.0
Non-amortizing intangible assets:
State insurance licenses	8.0	0.0	0.0	Indefinite

Total	8.0	0.0	0.0

Grand total	$640.7	$157.2	$113.0

The actual amortization for the twelve months ended December 31, 2005 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

		Intangible
		Assets with
(in millions)	VOBA	Finite Lives	Total

2005	$45.0	$1.5	$46.5
2006	$41.5	$1.7	$43.2
2007	$38.9	$1.7	$40.6
2008	$37.1	$1.6	$38.7
2009	$35.2	$1.7	$36.9
2010	$29.6	$1.9	$31.5

Notes to Consolidated Financial Statements — (Continued)
The Company completed its annual impairment testing and concluded that there were no impairment losses on existing intangibles in 2005. In 2004, the only impairment related to certain internally developed software in the amount of $0.7 million, otherwise, there were no impairment losses on existing intangible assets in 2004.

(6)	Goodwill
Changes in the carrying amount of goodwill by reportable segment for the twelve months ended December 31, 2005 and 2004 were as follows:

	Individual	Retirement	Individual
(in millions)	Investments	Plans	Protection	Corporate	Total

Balance as of January 1, 2004	$—	$25.4	$198.3	$—	$223.7

Adjustments	—	—	(23.9)	—	(23.9)

Balance as of December 31, 2004	$—	$25.4	$174.4	$—	$199.8

Balance as of January 1, 2005	$—	$25.4	$174.4	$—	$199.8

Adjustments	—	—	—	—	—

Balance as of December 31, 2005	$—	$25.4	$174.4	$—	$199.8

In 2004, the fair values of certain tax reserve balances resulting from the completion of IRS audits for the periods prior to the NFS acquisition have been adjusted to the final fair value calculations. These adjustments resulted in a decrease in goodwill of $23.9 million, net of taxes in 2004 and a decrease in additional paid in capital of $6.2 million, related to the push-down accounting effect of the adjustments to the goodwill generated as a result of book/tax basis differences related to the acquisition. The fair values of certain items that were estimated at the time of closing have been adjusted to the final fair value calculations in 2003. These adjustments resulted in an increase in goodwill of $4.4 million, net of taxes in 2003. The total impact on shareholder’s equity of certain adjustments was $3.3 million, net of taxes in 2003.
The goodwill is not expected to be deductible for tax purposes.
The Company completed its annual impairment testing and concluded there were no impairment losses on existing goodwill in 2005, 2004 or 2003.

Notes to Consolidated Financial Statements — (Continued)

(7)	Federal Income Tax
The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2005 and 2004 were as follows:

(in millions)	2005	2004

Deferred tax assets
Future policy benefits	$113.9	$145.3
Policyholder dividend obligation	14.9	6.9
Other assets and other liabilities	75.6	85.2

Total gross deferred tax assets	204.4	237.4
Less valuation allowance	(16.7)	(16.7)

Net deferred tax assets	187.7	220.7

Deferred tax liabilities
VOBA	157.4	168.1
Fixed maturity securities	2.7	28.3
Equity securities and other long-term investments	12.4	11.7
Other	30.1	37.2

Total gross deferred tax liabilities	202.6	245.3

Net deferred tax liability	$(14.9)	$(24.6)

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2005, the Company had no realized capital loss carry-forwards.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the NFS merger, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $16.7 million at December 31, 2005 and 2004 is carried.
The Company’s current federal income tax (asset)/liability was $(16.7) million and $9.6 million as of December 31, 2005 and 2004, respectively.
Federal income tax expense for the years ended December 31, 2005 and 2004, which includes including a $0.1 million 2004 benefit related to cumulative effect of adoption of accounting principles, and 2003 was as follows:

(in millions)	2005	2004	2003

Current	$26.5	$22.1	$30.7
Deferred	1.8	23.4	4.6

	$28.3	$45.5	$35.3

Notes to Consolidated Financial Statements — (Continued)
Total federal income tax expense for the twelve months ended December 31, 2005, 2004 and 2003 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

	2005		2004		2003

(in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$39.1	35.0	$47.2	35.0	$42.0	35.0
Tax exempt interest and dividends received deduction	(7.9)	(7.1)	(3.3)	(2.5)	(4.9)	(4.1)
Reserve	(0.9)	(0.8)	4.9	3.6	—	—
Income tax credits	(2.1)	(1.9)	(4.0)	(2.9)	(2.3)	(1.9)
Other, net	0.1	0.1	0.7	0.5	0.5	0.4

Total (effective rate of each year)	$28.3	25.3	$45.5	33.7	$35.3	29.4

The federal income tax paid during the twelve months ended December 31, 2005, 2004 and 2003 was $52.8 million, $7.0 million, and $13.4 million, respectively.
As of December 31, 2005, the Company has a balance of $37,000 in its Policyholder Surplus Account (PSA). The Jobs Creation Act of 2004 suspends PSAs from 2005-2007 and direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 will be treated as zero. As a result, to the extent the Company makes distributions in excess of $37,000, by 2007, this liability will be eliminated forever.

(8)	Comprehensive Income (Loss)
Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder’s equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the twelve months ended December 31, 2005, 2004 and 2003:

(in millions)	2005	2004	2003

Net unrealized (losses) gains on securities available-for-sale arising during the period:
Gross	$(69.0)	$44.2	$108.9
Adjustment to VOBA	12.0	5.5	(0.2)
Adjustment to policy dividend obligation	34.7	(23.2)	(42.2)
Adjustment to policy acquisition costs	(0.2)	0.2	0.4
Adjustment to future policy benefits and claims	1.9	1.8	(9.0)
Related federal income tax expense	7.2	(10.0)	(20.3)

Net unrealized (losses) gains	(13.4)	18.5	37.6

Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
Gross	(12.0)	(39.9)	(29.9)
Related federal income tax benefit	4.2	14.0	10.5

Net reclassification adjustment	(7.8)	(25.9)	(19.4)

Other comprehensive (loss) income on securities available-for-sale	$(21.2)	$(7.4)	$18.2

Notes to Consolidated Financial Statements — (Continued)

(9)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, and several others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company’s estimate of the fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value estimates and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company’s internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgaged-backed and asset-backed securities. In these cases, a separate “structured product” pricing matrix has been developed to value, as appropriate, using the same methodology described above. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product pricing matrix is not suitable for estimating fair values, qualified Company representatives determine the fair value using other modeling techniques, primarily using commercial software application utilized in valuing

Notes to Consolidated Financial Statements — (Continued)

complex securitized investments with variable cash flows. As of December 31, 2005, 77.8% of the fair values of fixed maturity securities were obtained from independent pricing services,18.4% from the above described matrices and 3.8% from other sources.

Mortgage loans on real estate, net: The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices of underlying securities. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

Investment contracts: For investment contracts without defined maturities, fair values are the amounts payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Collateral received — securities lending: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Notes to Consolidated Financial Statements — (Continued)

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2005 and 2004:

	2005		2004

		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
(in millions)	Amount	Value	Amount	Value

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$2,863.1	$2,863.1	$3,123.9	$3,123.9
Equity securities	33.5	33.5	34.4	34.4
Mortgage loans on real estate, net	689.7	692.3	618.3	621.4
Policy loans	325.9	325.9	329.7	329.7
Short-term investments	203.5	203.5	209.0	209.0
Cash	5.9	5.9	4.4	4.4
Assets held in separate accounts	3,331.2	3,331.2	3,427.8	3,427.8

Liabilities
Investment contracts	1,337.2	1,218.7	1,421.8	1,306.3
Policy reserves on life insurance contracts	2,476.8	2,304.1	2,510.9	2,328.3
Collateral received — securities lending	72.3	72.3	143.2	143.2
Liabilities related to separate accounts	3,331.2	3,091.8	3,427.8	3,177.9

(10)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it mitigates those risks:
Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the

Notes to Consolidated Financial Statements — (Continued)
expected payouts of its liabilities,both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/ Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers these factors in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long-term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $26.2 million extending into 2006 were outstanding as of December 31, 2005. At December 31, 2005, the Company had outstanding limited partnership commitments and commitments to purchase fixed maturity securities of $4.7 million.
Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, 86.2% (83.7% as of December 31, 2004) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and/or DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was

Notes to Consolidated Financial Statements — (Continued)
entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value. This could result in additional GMDB claims. As of December 31, 2005, the net amount at risk, defined as the excess of the death benefit over the account value, was $21.3 million before reinsurance and $5.7 million net of reinsurance. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $32.7 million before reinsurance and $9.0 million net of reinsurance. As of December 31, 2005 and December 31, 2004, the Company’s reserve for GMDB claims, net of reinsurance, was $0.3 million and $0.2 million, respectively.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 21.0% (22.0% in 2004) in any geographic area and no more than 4.4% (5.4% in 2004) with any one borrower. As of December 31, 2005, 31.3% (27.2% in 2004) of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties in 2005 (industrial properties in 2004).
Significant Business Concentrations: As of December 31, 2005 and 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region in the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic region in the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.
Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life for business prior to 2005 and $5.3 million for new 2005 business.
Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

Notes to Consolidated Financial Statements — (Continued)
The tables below highlight the amounts shown in the accompanying consolidated financial statements and other information, that are net of reinsurance activity (in millions):

		Ceded to	Assumed
	Gross	Other	from Other	Net
	Amount	Companies	Companies	Amount

For the Year Ended
December 31, 2005:
Life insurance in force	$48,027.7	$19,555.8	$462.7	$28,934.6

Life insurance premiums	$149.2	$17.8	$0.7	$132.1

Accident & health premiums	$3.3	$1.5	$—	$1.8

For the Year Ended
December 31, 2004:
Life insurance in force	$50,072.6	$20,282.5	$458.0	$30,248.1

Life insurance premiums	$152.4	$22.0	$0.3	$130.7

Accident & health premiums	$3.3	$1.4	$—	$1.9

For the Year Ended
December 31, 2003:
Life insurance in force	$50,022.0	$18,326.2	$282.7	$31,978.5

Life insurance premiums	$165.5	$19.4	$0.5	$146.6

Accident & health premiums	$3.8	$1.6	$—	$2.2

Collateral-Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2005 and 2004 were $70.0 million and $139.8 million, respectively.

(11)	Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan
The Company sponsors the Nationwide Life Insurance Company of America Retirement Plan, several nonqualified defined benefit arrangements and the Nationwide Life Insurance Company of America Producers Pension Plan. The Company, together with other affiliated companies, participates in postretirement life and health care plans and the Nationwide Savings Plan (401k).
The Nationwide Life Insurance Company of America Retirement Plan covers all employees of participating companies who have completed at least one year of service. All participants are eligible for benefits based on an account balance feature. Participants hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. Plan contributions are invested in a group annuity contract of NLICA.
The Company has recorded net prepaid pension assets of $28.6 million and $26.2 million as of December 31, 2005 and 2004, respectively. Pension benefits credited to operations by the Company during

Notes to Consolidated Financial Statements — (Continued)
the years ended December 31, 2005, 2004 and 2003 were $(1.4) million, $(2.0) and $(0.8) million, respectively.
In addition to the defined benefit pension plan, the Company participates in life and health care defined benefit plans for qualifying retirees, sponsored by Nationwide Mutual Insurance Company (NMIC). Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. NMIC’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity and life insurance contracts of Nationwide Life Insurance Company (NLIC), a subsidiary of NFS.
Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The first involved the postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it was assumed that benefit caps increased by 3% per year, with the cap frozen in 2007. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
After the acquisition by NFS, the then existing retiree medical and life insurance benefits were continued through December 31, 2002. Effective January 1, 2003, the continuation of these benefits was assumed under the Nationwide benefit plans. A separate retiree medical and life insurance contribution schedule was maintained. All other Nationwide plan provisions apply to NFN retirees on the same basis as for all Nationwide retirees.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $28.3 million and $27.8 million, respectively. The net periodic benefit cost for the Company’s postretirement benefits plan as a whole was $1.0 million, $2.2 million and $1.5 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Notes to Consolidated Financial Statements — (Continued)
The following table shows the weighted-average assumptions used to determine the benefit obligation and funded status of the Pension Plan and the Postretirement Benefit Plan as a whole at December 31, 2005 and 2004. A December 31 measurement date is used.

	Pension		Postretirement
	Benefits		Benefits

	2005	2004	2005	2004

Weighted average discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.0%	10.0%[1]
Ultimate rate	—	—	5.5%	5.2%[1]
Declining period	—	—	7 Years	10 Years

1	The 2005 initial rate is 9.0% for participants over age of 65, with an ultimate rate of 5.5% and the 2004 initial rate is 11.0% for participants over age 65, with an ultimate rate of 5.7%.
The following table shows the weighted average assumptions used to calculate the net periodic benefit cost set at the beginning of the year of the Pension Plans as a whole and the Postretirement Benefit Plans as a whole.

	Pension Benefits			Postretirement Benefits

	2005	2004	2003	2005	2004	2003

Discount rate	5.00%	5.50%	6.00%	5.70%	6.10%	6.60%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%	N/A	N/A	N/A
Long-term rate of return on plan assets	6.50%	7.00%	7.50%	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	N/A	N/A	N/A	10.00%	11.00%	11.30%
Ultimate rate	N/A	N/A	N/A	5.20%	5.20%	5.70%
Declining period	N/A	N/A	N/A	10 Years	11 Years	11 Years
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. The discount rate is set by reference to the yield on high-quality corporate bonds to reflect pension settlement rates. For December 31, 2005 and 2004 the reference bond portfolio was the Moody’s AA long term corporate bond index. For pension benefits, a downward adjustment of 50-75 basis points in the discount rate was included for plan administration and other expenses. Since the OPEB liability includes both claims and administration expenses, a similar downward adjustment was not appropriate for the OPEB discount rate. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the

Notes to Consolidated Financial Statements — (Continued)
expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following tables reconcile the beginning and ending balances of the benefit obligation, fair value of the assets and funded status of the Pension Plans and Postretirement Benefit Plans as a whole (which are U.S. Plans) as of December 31, 2005 and 2004:

			Postretirement
	Pension Benefits		Benefits

(in millions)	2005	2004	2005	2004

Change in benefit obligation
Benefit obligation at beginning of year	$102.5	$112.2	$291.9	$306.8
Service cost	2.4	1.5	9.7	9.2
Interest cost	4.8	5.6	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial (gain) loss	3.4	6.8	3.0	(10.1)
Benefits paid	(10.2)	(23.6)	(25.9)	(22.3)

Benefit obligation at end of year	$102.9	$102.5	$301.2	$291.9

Change in plan assets
Fair value of plan assets at beginning of year	$136.9	$135.5	$135.6	$127.5
Actual return on plan assets	8.2	12.8	6.3	6.2
Employer contribution[1]	0.9	12.2	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid	(10.2)	(23.6)	(25.9)	(22.3)

Fair value of plan assets at end of year	135.8	136.9	141.6	135.6

Funded status	32.9	34.4	(159.6)	(156.3)
Unrecognized prior service cost	—	—	(88.3)	(103.0)
Unrecognized net (losses) gains	(4.3)	(8.2)	52.1	48.0

Prepaid (accrued) benefit cost	$28.6	$26.2	$(195.8)	$(211.3)

1	Employee contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
The Company’s accumulated pension benefit obligation was $96.9 million and $100.1 million at December 31, 2005 and 2004, respectively. In both years, the fair value of the Company’s pension plan assets exceeded its accumulated benefit obligation. The accumulated postretirement benefit obligation as a whole was $301.2 million at the end of 2005 and $291.9 million at the end of 2004.

Notes to Consolidated Financial Statements — (Continued)
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligation as of December 31, 2004. The expense impact of the amendment to the plan as a whole was $2.0 million in 2005.
The effect of a one percentage-point increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively.
The following table shows information for the Company’s pension plans with an accumulated benefit obligation in excess of plan assets and benefit obligations in excess of plan assets as of each December 31 follows:

(in millions)	2005	2004

Projected benefit obligation	$15.8	$15.1
Accumulated benefit obligation	15.8	15.1
Fair value of plan assets	—	—
The following table shows the components of net periodic benefit cost for the Pension Plans and the Postretirement Benefit Plans as a whole for the years ended December 31, 2005, 2004 and 2003.

	Pension Benefits			Postretirement Benefits

(in millions)	2005	2004	2003	2005	2004	2003

Service cost (benefits attributed to employee service during the period)	$2.4	$1.5	$1.5	$9.7	$9.2	$9.9
Interest cost on accumulated postretirement benefit obligation	4.8	5.6	6.7	16.0	17.5	19.5
Expected return on plan assets	(8.6)	(9.1)	(9.0)	(8.7)	(8.9)	(8.0)
Net amortization and deferral	—	—	—	(14.8)	(12.1)	(9.9)
Amortization of unrecognized net (gains) or losses	—	—	—	1.4	—	—

Net periodic pension (income) cost for the postretirement benefit plan	$(1.4)	$(2.0)	$(0.8)	$3.6	$5.7	$11.5

The following table shows the asset allocation by asset category for the Pension Plans at the end of 2005 and 2004, and the target allocation for 2006.

	Target
	Allocation	Percentage of
	Percentage	Plan Assets

Asset Category	2006	2005	2004

Equity securities	62-68%	68%	66%
Debt securities	32-38%	32%	34%
Real Estate	0-10%	0%	0%

Total	100%	100%	100%

The pension plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed

Notes to Consolidated Financial Statements — (Continued)
investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions and our risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The following table shows the asset allocation by asset category for the Postretirement Benefit Plans as a whole at the end of 2005 and 2004, and the target allocation for 2006.

	Target
	Allocation	Percentage of
	Percentage	Plan Assets

Asset Category	2006	2005	2004

Equity securities	50-80%	60%	60%
Debt securities	20-50%	37%	35%
Other	0-10%	3%	5%

Total		100%	100%

The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company expects to contribute $2.5 million to the pension plan in 2006. The Plan Sponsor and all participating employees expect to contribute $20.0 million to the postretirement benefit plan as a whole, including $1.6 million for the Company in 2006. The following table shows benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter (in millions):

	Pension	Postretirement
	Benefits	Benefits

2006	$11.2	$20.7
2007	8.9	20.5
2008	8.4	19.8
2009	8.3	19.3
2010	12.1	19.9
2011-2014	42.3	111.6
The Company, together with other affiliated companies, participates in the Nationwide Savings Plan, a defined contribution retirement savings plans covering substantially all employees. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans totaled $0.7 million, $0.9 million and $1.5 million for the twelve months ended December 31, 2005, 2004 and 2003, respectively. The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents.

Notes to Consolidated Financial Statements — (Continued)
The pension cost of the defined contribution plans was $0.6 million, $0.7 million and $0.9 million for the twelve months ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company’s insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.
The statutory capital and surplus of the Company as of December 31, 2005 and 2004 was $660.2 million and $576.5 million, respectively. The statutory net income of the Company for the twelve months ended December 31, 2005, 2004 and 2003 was $120.4 million, $138.6 million and $108.3 million, respectively.
Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company’s acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval. The Company sought and received permission from the Insurance Department to pay $50.0 million of dividends to NFS during 2005 and 2004, respectively. As of January 1, 2006, based on the statutory financial results as of and for the year ended December 31, 2005, NLICA may pay dividends totaling $62.7 million without obtaining prior approval.
In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)	Related Party Transactions
Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2005, 2004 and 2003, the Company incurred expenses relating to these cost sharing agreements with NMIC, NFS and Nationwide Services Company LLC totaling $80.9 million, $94.0 million and $114.5 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

Notes to Consolidated Financial Statements — (Continued)
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $9.8 million and $7.1 million as of December 31, 2005 and 2004 and are included in short-term investments on the accompanying consolidated balance sheets.
The Company has issued group annuity contracts and performs administrative and investment services for various employee benefit plans that it sponsors on behalf of its employees. Total account values of these contracts were $213.6 million and $217.8 million as of December 31, 2005 and 2004. Total revenues from these contracts were $1.0 million, $1.2 million and $0.2 million for the twelve months ended December 31, 2005, 2004 and 2003, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $1.0 million, $1.3 million and $2.3 million for the twelve months ended December 31, 2005, 2004 and 2003. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
Approximately $96.1 million and $18.8 million for the twelve months ended December 31, 2005, $98.7 million and $17.4 million for the twelve months ended December 31, 2004 and $110.6 million and $23.0 million for the twelve months ended December 31, 2003 of Nationwide Life Insurance Company, NLIC, variable life and annuities and fixed life and annuities, respectively, were sold through the Company’s distribution channels.
Approximately $829.9 million of the proceeds from sale of available-for-sale securities and $23.4 million of gross realized gains for the twelve months ended December 31, 2004, related to inter-company fixed maturity sales to NLIC and Nationwide Life and Annuity Insurance Company.
The Company leases office space to an affiliate of NMIC. For the year ended December 31, 2005, the company received lease payments totaling $0.2 million.

(14)	Contingencies
Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company’s consolidated financial position or results of operations.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and

Notes to Consolidated Financial Statements — (Continued)
bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.
On October 9, 2003, the Company was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. The Company is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that the Company aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that the Company violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that the Company was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees. The plaintiffs seek to have each defendant judged jointly and severally liable for all damages. The Company, along with virtually every other defendant, has filed a motion to dismiss the complaint for failure to state a claim. On August 24, 2004, the Court issued an order dismissing the count alleging aiding and abetting a breach of a fiduciary duty and one of the RICO counts. The Court did not dismiss three of the RICO counts and a count alleging unjust enrichment. On September 30, 2004, the Company filed its answer. The Company intends to defend this lawsuit vigorously.
Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company’s consolidated financial statements, have arisen in the course of the Company’s business, including, but not limited to, its connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company’s compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company’s management that their outcomes will not have a material adverse effect on the Company’s consolidated financial position or its results of operations.
There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(15)	Lease Commitments
The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2006 and 2010. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Notes to Consolidated Financial Statements — (Continued)
Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2005, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

	Rental	Sublease
	Payments	Rentals

Year ending December 31:
2006	$10.1	$2.4
2007	9.6	2.3
2008	7.7	2.1
2009	5.9	1.8
2010	0.9	0.2
Thereafter	—	—

	$34.2	$8.8

Total related rent expense was $7.4 million, $10.3 million and $12.0 million, which was net of sublease income of $1.4 million, $0.5 million and $0.3 million, for the twelve months ended December 31, 2005, 2004 and 2003, respectively.

(16)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.
Summarized financial information for the closed block follows:

	As of	As of
(in millions)	December 31, 2005	December 31, 2004

Closed block liabilities:
Future policyholder benefits	$1,903.3	$1,932.5
Policyholder funds and accumulated dividends	144.3	141.7
Policyholder dividends payable	28.1	27.5
Policyholder dividend obligation (including the adjustment for unrealized gains on available for sale securities)	73.2	85.0
Other policy obligations	8.1	8.5
Other closed block liabilities	0.9	0.4

Total closed block liabilities	2,157.9	2,195.6

Assets designated to the closed block:
Fixed maturity securities available-for-sale, at estimated fair value (cost $1,178.8 in 2005; $1,262.9 in 2004)	1,209.5	1,328.3
Mortgage loans on real estate	363.1	270.0
Policy loans	213.1	222.0
Other closed block assets	98.2	87.1

Total closed block assets	1,883.9	1,907.4

Excess of reported closed block liabilities over assets designated to the closed block	274.0	288.2

Notes to Consolidated Financial Statements — (Continued)

	As of	As of
(in millions)	December 31, 2005	December 31, 2004

Portion of above representing other comprehensive income
(Decrease) increase in unrealized appreciation on fixed maturities available-for-sale	(34.7)	65.4
Adjustment to policyholder dividend obligation	34.7	(65.4)

Total	—	—

Maximum future earnings to be recognized from closed block assets and liabilities	$274.0	$288.2
Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,209.5	$1,328.3
Amortized cost	1,178.8	1,262.9
Net unrealized (gains)/losses policyholder dividend obligation	(30.7)	(65.4)

Unrealized appreciation	$—	$—

Notes to Consolidated Financial Statements — (Continued)

	For the Year	For the Year	For the Year
	Ended	Ended	Ended
(in millions)	December 31, 2005	December 31, 2004	December 31, 2003

Closed block operations:
Closed block revenues:
Premiums	$104.4	$107.3	$120.3
Net investment income	110.2	110.8	106.4
Realized investment gains (losses)	1.2	(1.7)	6.8
Realized losses credited to policyholder dividend obligation	(5.2)	(7.2)	(5.4)

Total closed block revenues	210.6	209.2	228.1

Closed block benefits and expenses:
Policy and contract benefits	142.7	136.8	131.4
Change in future policyholder benefits and interest credited to policyholder account values	(28.5)	(19.6)	(3.2)
Dividends to policyholders	55.6	57.1	58.0
Change in policyholder dividend obligation	17.7	7.0	5.4
Other closed block expenses	1.2	1.4	1.4

Total closed block benefits and expenses	188.7	182.7	193.0

Total closed block revenues, net of closed block benefits and expenses, before federal income taxes	21.9	26.5	35.1
Federal income taxes	7.7	9.3	12.3

Closed block revenues, net of closed block benefits and expenses and federal income taxes	$14.2	$17.2	$22.8

Maximum future earnings from closed block assets and liabilities:
Beginning of period	$288.2	$305.4	$372.3
Change during period	(14.2)	(17.2)	(22.8)
Other adjustments	—	—	(44.1)

End of period	$274.0	$288.2	$305.4

Cumulative closed block earnings from inception through December 31, 2005 and 2004 were higher than expected in the actuarial calculation. Therefore, a policyholder dividend obligation of $42.5 million (excluding the adjustment for unrealized gains on available for sale securities) exists at December 31, 2005 and $19.6 at December 31, 2004. Other adjustments include revisions to the prior year end balances including primarily policyholder dividends payable and adjustments to current and deferred taxes.

(17)	Segment Information
The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Investments, Retirement Plans and Individual Protection.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income before income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) realized gains on investments and (2) the adjustment to amortization of DAC related to net realized gains/losses.

Notes to Consolidated Financial Statements — (Continued)
The Individual Investments segment consists of fixed, variable and income products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
The Retirement Plans segment is comprised of group (pension) annuity products.
The Individual Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.
In addition to the product segments, the Company reports a Corporate & Other segment. The Corporate & Other segment includes net investment income not allocated to the three product segments, unallocated expenses, and revenue and expenses of the Company’s noninsurance operations. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not attributable to the closed block.

Notes to Consolidated Financial Statements — (Continued)
The following tables summarize the financial results of the Company’s business segments for the twelve months ended December 31, 2005, 2004 and 2003.

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2005
Policy charges	$8.0	$9.7	$169.0	$—	$186.7
Life insurance premiums	6.3	—	125.8	—	132.1
Net investment income	47.4	18.5	142.0	21.6	229.5
Other	—	—	—	49.3	49.3
Net realized (losses) gains on investments	—	—	(1.8)	10.6	8.8

Total revenues	61.7	28.2	435.0	81.5	606.4

Interest credited to policyholder account values	31.3	10.3	8.4	—	50.0
Other benefits and claims	6.4	—	185.8	—	192.2
Policyholder dividends on participating policies	0.1	—	74.2	—	74.3
Amortization of deferred policy acquisition costs	(0.2)	1.0	13.1	—	13.9
Amortization of value of business acquired	7.2	3.5	34.1	0.2	45.0
Other operating expenses	4.8	8.4	55.0	51.0	119.2

Total benefits and expenses	49.6	23.2	370.6	51.2	494.6

Income before Federal income tax expense	12.1	5.0	64.4	30.3	$111.8

Adjustments to amortization of DAC/ VOBA on capital gains/ (losses)	0.2	(0.7)	0.6	—
Net realized losses (gains) on investments	—	—	1.8	(10.6)

Pre-Tax operating earnings	$11.9	$5.7	$65.6	$19.7

Assets as of December 31, 2005	$1,356.2	$1,503.0	$5,084.4	$689.1	$8,632.7

Notes to Consolidated Financial Statements — (Continued)

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2004
Policy charges	$9.9	$14.8	$172.8	$—	$197.5
Life insurance premiums	3.1	—	127.6	—	130.7
Net investment income	47.9	19.4	141.3	17.2	225.8
Other	—	—	—	46.1	46.1
Net realized (losses) gains on investments	—	—	(4.3)	31.7	27.4

Total revenues	60.9	34.2	437.4	95.0	627.5

Interest credited to policyholder account values	32.7	10.6	7.9	—	51.2
Other benefits and claims	2.4	—	176.5	—	178.9
Policyholder dividends on participating policies	0.1	—	65.2	—	65.3
Amortization of deferred policy acquisition costs	—	0.2	20.0	—	20.2
Amortization of value of business acquired	7.5	4.7	40.3	0.2	52.7
Other operating expenses	5.8	10.4	60.9	47.1	124.2

Total benefits and expenses	48.5	25.9	370.8	47.3	492.5

Income before Federal income tax expense	12.4	8.3	66.6	47.7	$135.0

Net realized losses (gains) on investments	—	—	4.3	(31.7)

Pre-Tax operating earnings	$12.4	$8.3	$70.9	$16.0

Assets as of December 31, 2004	$1,533.4	$1,610.7	$5,050.5	$756.7	$8,951.3

Notes to Consolidated Financial Statements — (Continued)

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2003
Policy charges	$10.9	$11.5	$173.7	$—	$196.1
Life insurance premiums	3.8	—	142.8	—	146.6
Net investment income	52.5	22.4	139.1	9.8	223.8
Other	—	—	—	35.5	35.5
Net realized gains on investments	—	—	2.0	25.1	27.1

Total revenues	67.2	33.9	457.6	70.4	629.1

Interest credited to policyholder account values	35.1	15.6	7.7	—	58.4
Other benefits and claims	5.0	—	193.6	—	198.6
Policyholder dividends on participating policies	0.1	—	64.5	—	64.6
Amortization of deferred policy acquisition costs	—	0.1	18.7	—	18.8
Amortization of value of business acquired	6.4	2.0	38.1	0.2	46.7
Other operating expenses	6.1	10.9	65.0	40.0	122.0

Total benefits and expenses	52.7	28.6	387.6	40.2	509.1

Income before Federal income tax expense	14.5	5.3	70.0	30.2	$120.0

Net realized gains on investments	—	—	(2.0)	(25.1)

Pre-Tax operating earnings	$14.5	$5.3	$68.0	$5.1

Assets as of December 31, 2003	$1,671.0	$1,728.9	$4,979.8	$519.5	$8,899.2

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(18)	Variable Interest Entities
The Company holds variable interests, in the form of limited partnership (LP) investments, in two tax credit funds. These investments have been held by the Company for a period of approximately 6 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The total exposure to loss on these VIE’s where the Company is not the primary beneficiary is $13.1 million and $14.5 million as of December 31, 2005 and 2004, respectively.

(19)	Variable Annuity Contracts
The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

•	Return of premium — provides the greater of account value or total deposits made to the contract less any partial withdrawals.

Notes to Consolidated Financial Statements — (Continued)

•	Reset — provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

•	Ratchet — provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary — evaluated monthly; annual — evaluated annually; and five-year — evaluated every fifth year.

•	Rollup — provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

	December 31, 2005			December 31, 2004

	Account	Net Amount	Wtd. Avg.	Account	Net Amount	Wtd. Avg.
(in millions)	Value	at Risk[1]	Attained Age	Value	at Risk[1]	Attained Age

GMDB:
Return of premium	$4.0	$0.0	61	$4.4	$0.0	61
Reset	166.9	2.9	61	206.4	5.0	60
Ratchet	54.5	2.7	56	57.6	3.9	56
Roll-up	1.1	0.1	56	1.0	0.1	55

Total — GMDB	$226.5	$5.7	60	$269.4	$9.0	59

1	Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value, less any reinsurance recoverable and zero.
Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the year ended December 31, 2005 and 2004:

	December 31,	December 31,
(in millions)	2005	2004

Balance at beginning of period	$0.2	$—
Expense provision	0.3	0.6
Net claims paid	(0.2)	(0.4)
Value of new business sold	—	—
Change in fair value	—	—

Balance at end of period	$0.3	$0.2

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

	December 31,	December 31,
(in millions)	2005	2004

Mutual funds:
Bond	$42.5	$55.8
Domestic equity	332.9	406.5
International equity	27.4	25.0

Total mutual funds	402.8	487.3
Money market funds	21.0	29.7

Total	$423.8	$517.0

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

•	Mean gross equity performance — 8.1%

•	Equity volatility — 18.7%

•	Mortality — 100% of Annuity 2000 table

•	Asset fees — equivalent to mutual fund and product loads

•	Discount rate — 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration	1	2	3	4	5	6	7	8	9+

Minimum	5.50%	8.00%	12.50%	13.50%	14.50%	18.50%	25.00%	22.00%	21.50%
Maximum	12.50%	17.50%	23.50%	21.00%	25.50%	25.00%	30.00%	35.00%	38.00%

PART C
OTHER INFORMATION

Item 26. Exhibits

(a)	Board of Directors Resolutions
1.
Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

2.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

4.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

5.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Sub accounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

6.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Sub accounts of Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

7.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Sub accounts of Provident Mutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

8.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 25, 2000, File No. 333-71763.

9.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Sub accounts of Provident Mutual Variable Life Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.

10.
Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments. Incorporated herein by reference to the Initial Filing of the Registration Statement, filed on April 5, 2001, File No. 333-58308.

11.
Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Sub accounts of Nationwide Provident VLI Separate Account 1. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts
1.	Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
3.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
4.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
5.	Amendment to Underwriting Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
6.	PPGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
7.	PPA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
8.	PGA's Agreement and Supplements. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

9.	Special Agent's Career Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10.	Special Agent's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
11.	Corporate Agent's Agreement and Supplement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
12.	PPGA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
13.	PPA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
14.	PGA Commission Schedules. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
15.
Commission Schedules for Variable Life Insurance Products for Agents under Special Career Agent's Career Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

16.
Commission Schedules for Variable Life Insurance Products for Agents under Special Agent's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

17.
Commission Schedules for Variable Life Insurance Products for Corporate Agents with Special Agent's Career Agreement. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

18.	Form of Selling Agreement between 1717 Capital Management Company and Broker/Dealers. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(d) Contracts
1.
Individual Flexible Premium Adjustable Variable Life Insurance Policy Forms (C126, C126A, C127, C127A & C128). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.

2.	Children's Term Rider (C306). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
3.	Convertible Term Life Rider (C308). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
4.	Extension of Final Policy Date Rider (C822). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
5.	Qualify as part of Section 403(b) Rider (C827). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
6.	Change of Insured Rider (C901). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
7.	Disability Waiver Benefit Rider (C902). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
8.	Disability Waiver of Premium Rider (C903). Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
9.	Accelerated Death Benefit Rider (C/D904). Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
10.
Form of Illustration of Death Benefits, Policy Account Values and Net Cash Surrender Values. Incorporated herein by reference to Post-Effective Amendment No. 15, filed on April 23, 2001, File No. 133-42133.

11.	Long-Term Care Acceleration Benefit Rider (Form R1100). Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.
12.	Long-Term Care Extended Insurance Benefit Rider (Form R1102). Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.
13.	Long-Term Care Waiver Benefit Rider (Form 1101). Incorporated herein by reference to Post-Effective Amendment No. 2, filed on February 8, 2001, File No. 333-71763.
14.	Accelerated Death Benefit Rider (Form R1904).

(e) Applications
1.	Form of Application. Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.
2.	Application for Flexible Premium. Incorporated herein by reference to Post-Effective Amendment No. 11, filed on May 1, 1998, File No. 33-42133.
3.	Initial Allocation Selection. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

(f) Depositor's Certificate of Incorporation and By-Laws
1.	Charter of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
2.	By-Laws of Provident Mutual Life Insurance Company. Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.

3.     Charter of Nationwide Life Insurance Company of <?xml:namespace prefix = st1 ns = "urn:schemas-microsoft-com:office:smarttags" />America.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
4.     By-Laws of Nationwide Life Insurance Company of America.  Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(g) Reinsurance Contracts
1.	Single Life Permanent Pool (ERC). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
2.	Single Life Permanent Pool (RGA). Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.
3.
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

4.
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

5.
Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

6.
Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

7.
Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

8.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

9.
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

10.
YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

11.
YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc. Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on December 16, 2002, File No. 333-98629.

(h)	Form of Participation Agreement - Attached hereto.

(i) Administrative Contracts. Not applicable.

(j) Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and Consent of James Bernstein, Esquire. Incorporated herein by reference to Post-Effective Amendment No. 15, filed on April 23, 2001, File No. 133-42133.

(l) Actuarial Opinion. Not applicable.

(m) Calculations. Not applicable.

(n) Other Opinions
1.	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(o) Omitted Financial Statements. Not applicable.

(p) Initial Capital Agreements. Not applicable.

(q)
Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies. Incorporated herein by reference to Post-Effective Amendment No. 1, filed on April 24, 2003, File No. 333-98629.

Item 27. Directors and Officers of the Depositor

Chairperson of the Board and Chief Executive Officer	W. G. Jurgensen
Vice Chairperson of the Board and Director	Mark R. Thresher
Director and President	Peter A. Golato
Executive Vice President	Terri L. Hill
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Director and Executive Vice President-Chief Investment Officer	Robert A. Rosholt

Senior Vice President	Denise Sortino**
Senior Vice President and Assistant Treasurer	Brian W. Nocco
Senior Vice President and Treasurer	James D. Benson
Director	R. Clay Thompson

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

Gartmore Investment Management plc*	England and Wales	The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29. Indemnification

The By-Laws of Nationwide Life Insurance Company of America provide as follows:

ARTICLE IX

INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

Section 9.01. Indemnification. The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

Section 9.02. Non-exclusivity and Supplementary Coverage. The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness. The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

Section 9.03. Payment of Indemnification. An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

Section 9.04. Payment of Expenses. Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation. Advancement of expenses shall be authorized by the Board of Directors.

Section 9.05. Proceedings Initiated by a Director, Officer and Other Persons. Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) 1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

Nationwide Provident VA Separate Account 1	Nationwide Provident VLI Separate Account 1
Nationwide Provident VA Separate Account A	Nationwide Provident VLI Separate Account A

(b) Directors and Officers of 1717:

President and Chief Operating Officer and Director	R. Clay Thompson*
Senior Vice President	Denise M. Sortino**
Senior Vice President, Treasurer and Chief Financial Officer and Director	James D. Benson
Vice President	Margaret J. Caucci**
Vice President	Douglas W. Foster**
Vice President	Florence Lathen-Harris*
Vice President	Alan A. Todryk
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President and Assistant Treasurer	Carol L. Dove
Vice President and Chief Financial Officer	Jerry L. Greene
Associate Vice President	Charles R. Locher**
Associate Vice President and Secretary	Glenn W. Soden
Assistant Secretary	Michael A. Bazany*
Assistant Secretary	Katherine DePeri Gibson
Assistant Secretary	Robert L. Tuch
Assistant Secretary and Chief Compliance Officer	Elaine F. Duffus**
Assistant Treasurer	E. Gary Berndt
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Daniel J. Murphy, Jr.
Director	John D. Albert
Director	Keith I. Millner
Director	Mark D. Phelan
Director	Douglas C. Robinette

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
1717	N/A	None	N/A	N/A

Item 31. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio, on the 28th day of April, 2006.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

By: /s/ STEVEN R. SAVINI
Steven R. Savini

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen Chairperson of the Board and Chief Executive Officer
MARK R. THRESHER
Mark R. Thresher Vice Chairperson of the Board and Director
PETER A. GOLATO
Peter A Golato Director and President
ROBERT A. ROSHOLT
Robert A. Rosholt Director and Executive Vice President-Chief Investment Officer
R. CLAY THOMPSON
R. Clay Thompson Director
By: /s/ STEVEN R. SAVINI
Steven R. Savini
Attorney-in-Fact